UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/29/2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	February 29, 2024

Institutional Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

2	Fund Data

3	Schedules of Investments

23	Financial Statements

29	Financial Highlights

30	Notes to Financial Statements

40	Fund Expenses

41	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/29/24

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	24 - 51 days	27 days	42 days	$1.5 billion
Invesco STIC Prime[1]	3 - 11 days	7 days	8 days	347.9 million
Invesco Treasury[2]	8 - 41 days	23 days	105 days	25.5 billion
Invesco Government & Agency[2]	16 - 38 days	24 days	106 days	52.4 billion
Invesco Treasury Obligations[2]	27 - 56 days	52 days	85 days	1.3 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-44.57%(a)
Asset Management & Custody Banks-1.60%
BofA Securities, Inc.	5.92%	07/12/2024	$25,000	$24,502,742

Asset-Backed Securities - Consumer Receivables-0.65%
Old Line Funding LLC (SOFR + 0.40%) (CEP - Royal Bank of Canada)(b)(c)(d)	5.79%	12/26/2024	10,000	10,017,085

Consumer Finance-2.89%
Toyota Finance Australia Ltd. (Australia)(c)	5.48%	05/22/2024	45,000	44,444,177

Diversified Banks-35.52%
Australia & New Zealand Banking Group Ltd. (Australia)(b)(c)	5.65%	05/24/2024	50,000	49,380,208

BNG Bank N.V. (Netherlands)(b)(c)	5.34%	03/04/2024	50,000	49,970,583

Canadian Imperial Bank of Commerce(b)(c)	5.88%	06/17/2024	25,000	24,598,450

Citigroup Global Markets, Inc.(b)	5.80%	03/25/2024	10,000	9,962,813

Commonwealth Bank of Australia (Australia)(b)(c)	5.95%	10/16/2024	25,000	24,181,264

DBS Bank Ltd. (Singapore)(b)(c)	5.32%	03/14/2024	50,000	49,896,602

Dexia Credit Local S.A. (France)(b)(c)	5.77%	03/04/2024	10,000	9,994,093

DNB Bank ASA (Norway)(b)(c)	5.97%	09/26/2024	25,000	24,243,417

ING (US) Funding LLC(b)(c)	5.82%	05/01/2024	20,000	19,815,228

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	25,000	25,026,412

Royal Bank of Canada (Canada)(b)(c)	6.00%	10/16/2024	25,000	24,160,819

Skandinaviska Enskilda Banken AB (Sweden)(b)(c)	5.79%	05/01/2024	50,000	49,545,993

Svenska Handelsbanken AB (Sweden)(b)(c)	5.54%	05/22/2024	50,000	49,391,545

Swedbank AB (Sweden)(c)	5.78%	03/12/2024	60,000	59,894,500

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.00%	04/26/2024	25,000	25,020,562

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.95%	11/01/2024	50,000	50,115,026

				545,197,515

Specialized Finance-3.91%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	50,000	50,003,961

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	10,000	10,005,197

				60,009,158

Total Commercial Paper (Cost $683,724,395)				684,170,677

Certificates of Deposit-21.50%
Canadian Imperial Bank of Commerce (Canada)(c)	5.31%	03/01/2024	55,000	55,000,000

DNB Bank ASA(c)	5.31%	03/01/2024	55,000	55,000,000

DZ Bank AG(c)	5.30%	03/01/2024	80,000	80,000,000

Nordea Bank Abp(c)	5.30%	03/01/2024	80,000	80,000,000

Skandinaviska Enskilda Banken AB(c)	5.31%	03/01/2024	30,000	30,000,000

Svenska Handelsbanken AB(c)	5.30%	03/01/2024	30,000	30,000,000

Total Certificates of Deposit (Cost $330,000,000)				330,000,000

Variable Rate Demand Notes-5.87%(e)
Credit Enhanced-5.87%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(b)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	$2,300	$2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.94% (Cost $1,103,914,394)				1,104,360,676

			Repurchase Amount

Repurchase Agreements-28.37%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(c)(h)	5.45%	03/06/2024	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(c)(h)	5.42%	03/06/2024	40,042,156	40,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(c)(h)	5.46%	03/01/2024	45,047,775	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(c)(h)	5.40%	03/01/2024	30,031,500	30,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	50,007,444	50,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(c)(j)	5.41%	03/01/2024	15,065,363	15,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(c)	5.39%	03/01/2024	30,004,492	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	65,294,089	65,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(c)(h)	5.50%	03/05/2024	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(c)(j)	5.49%	03/01/2024	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	30,459,354	30,454,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(c)(h)	5.40%	03/01/2024	$50,052,500	$50,000,000

Total Repurchase Agreements (Cost $435,454,853)				435,454,853

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.31% (Cost $1,539,369,247)				1,539,815,529

OTHER ASSETS LESS LIABILITIES-(0.31)%				(4,718,856)

NET ASSETS-100.00%				$1,535,096,673

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $576,179,257, which represented 37.53% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.2%; Sweden: 14.3%; France: 8.1%; Netherlands: 8.1%; Australia: 8.0%; Germany: 5.2%; Finland: 5.2%; Norway: 5.2%; other countries less than 5% each: 10.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Canadian Imperial Bank of Commerce	5.2%

DZ Bank AG	5.2

Nordea Bank Abp	5.2

Skandinaviska Enskilda Banken AB	5.2

Svenska Handelsbanken AB	5.2

DNB Bank ASA	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	59.2%

8-30	11.1

31-60	1.6

61-90	13.9

91-180	5.5

181+	8.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-44.06%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	5.32%	03/01/2024	$18,000	$18,000,000

Canadian Imperial Bank of Commerce (Canada)(a)	5.31%	03/01/2024	18,000	18,000,000

DNB Bank ASA(a)	5.31%	03/01/2024	18,000	18,000,000

DZ Bank AG(a)	5.30%	03/01/2024	18,000	18,000,000

Mizuho Bank Ltd.(a)	5.32%	03/01/2024	18,000	18,000,000

Nordea Bank Abp(a)	5.30%	03/01/2024	18,000	18,000,000

Skandinaviska Enskilda Banken AB(a)	5.31%	03/01/2024	18,000	18,000,000

Sumitomo Mitsui Trust Bank Ltd.(a)	5.31%	03/01/2024	18,000	18,000,000

Svenska Handelsbanken AB(a)	5.30%	03/01/2024	18,000	18,000,000

Total Certificates of Deposit (Cost $162,000,000)				162,000,000

Commercial Paper-22.21%(b)
Asset-Backed Securities - Fully Supported-1.08%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	5.38%	04/15/2024	4,000	3,972,323

Asset-Backed Securities - Fully Supported Bank-4.07%
Anglesea Funding LLC (Multi - CEP’s)(a)(c)	5.35%	03/08/2024	6,000	5,992,898

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(a)(c)	5.37%	03/06/2024	6,000	5,994,656

Versailles Commercial Paper LLC (CEP - Natixis SA)(a)	5.39%	04/03/2024	3,000	2,984,799

				14,972,353

Diversified Banks-4.33%
Banco Santander S.A. (Spain)(a)(c)	5.37%	04/01/2024	5,000	4,976,108

BNG Bank N.V. (Netherlands)(a)(c)	5.36%	04/05/2024	6,000	5,968,014

Lloyds Bank Corporate Markets PLC(a)	5.37%	04/08/2024	5,000	4,971,086

				15,915,208

Diversified Capital Markets-4.88%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(c)	5.41%	03/18/2024	6,000	5,983,923

Great Bear Funding LLC (CEP - Bank of Nova Scotia)(a)(c)	5.36%	03/21/2024	6,000	5,981,138

Pacific Life Short Term Funding LLC(c)	5.37%	04/08/2024	6,000	5,965,258

				17,930,319

Diversified Financial Services-1.63%
Erste Abwicklungsanstalt (Germany)(a)(c)	5.36%	03/07/2024	6,000	5,993,799

Integrated Oil & Gas-1.63%
TotalEnergies Capital S.A. (France)(a)(c)	5.36%	03/11/2024	6,000	5,990,217

Life & Health Insurance-1.62%
New York Life Capital Corp.(c)	5.35%	04/08/2024	6,000	5,965,368

Pharmaceuticals-1.62%
Novartis Finance Corp.(a)(c)	5.38%	04/22/2024	6,000	5,952,983

Regional Banks-1.35%
Macquarie Bank Ltd. (Australia)(a)(c)	5.36%	04/12/2024	5,000	4,967,814

Total Commercial Paper (Cost $81,673,962)				81,660,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes-2.72%(d)
Credit Enhanced-2.72%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(c)(e)	5.92%	04/01/2047	$5,000	$5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	5.38%	05/01/2037	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.99% (Cost $253,673,962)				253,660,384

			Repurchase Amount

Repurchase Agreements-30.95%(f)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(a)(g)	5.45%	03/06/2024	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(a)(g)	5.42%	03/06/2024	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(g)(h)	5.36%	03/01/2024	10,001,489	10,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(g)	5.40%	03/01/2024	5,000,750	5,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(a)	5.39%	03/01/2024	10,001,497	10,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(a)(g)	5.50%	03/05/2024	10,010,694	10,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(a)(i)	5.49%	03/01/2024	5,000,763	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	40,822,081	40,816,049

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

Total Repurchase Agreements (Cost $113,816,049)				113,816,049

TOTAL INVESTMENTS IN SECURITIES(j)(k)-99.94% (Cost $367,490,011)				367,476,433

OTHER ASSETS LESS LIABILITIES-0.06%				237,744

NET ASSETS-100.00%				$367,714,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.1%; Japan: 12.8%; Sweden: 9.8%; France: 7.6%; Germany: 6.5%; Australia: 6.2%; other countries less than 5% each: 20.1%.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $78,704,499, which represented 21.40% of the Fund’s Net Assets.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	81.0%

8-30	6.5

31-60	12.5

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-28.46%
U.S. Treasury Bills-6.12%(a)
U.S. Treasury Bills	5.44%	03/05/2024	$305,900	$305,718,499

U.S. Treasury Bills	5.49%	04/04/2024	750,000	746,217,500

U.S. Treasury Bills	5.47%	05/02/2024	200,000	198,167,555

U.S. Treasury Bills	4.83%-4.87%	12/26/2024	349,000	335,455,208

U.S. Treasury Bills	4.81%	01/23/2025	350,000	335,339,084

				1,920,897,846

U.S. Treasury Floating Rate Notes-16.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	558,000	558,201,843

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,875,000	1,875,574,221

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	1,300,000	1,299,198,410

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	1,000,000	999,655,661

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	400,000	400,306,001

				5,132,936,136

U.S. Treasury Notes-6.00%
U.S. Treasury Notes	3.00%	06/30/2024	250,000	247,995,944

U.S. Treasury Notes	0.38%	08/15/2024	500,000	488,596,330

U.S. Treasury Notes	0.38%	09/15/2024	250,000	243,314,278

U.S. Treasury Notes	1.50%	10/31/2024	250,000	244,108,101

U.S. Treasury Notes	4.38%	10/31/2024	419,000	416,947,265

U.S. Treasury Notes	2.25%	11/15/2024	250,000	245,315,457

				1,886,277,375

Total U.S. Treasury Securities (Cost $8,940,111,357)				8,940,111,357

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.46% (Cost $8,940,111,357)				8,940,111,357

			Repurchase Amount

Repurchase Agreements-72.00%(c)
ABN AMRO Bank N.V., agreement dated 02/29/2024, maturing value of $450,066,375 (collateralized by U.S. Treasury obligations valued at $459,000,053; 0.38% - 1.25%; 09/30/2027 - 07/31/2028)	5.31%	03/01/2024	450,066,375	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(d)	5.00%	10/28/2024	1,095,002,083	1,055,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(d)(e)	5.43%	03/01/2024	1,090,164,408	1,090,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(d)(e)	5.44%	03/01/2024	490,074,044	490,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	$400,058,889	$400,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(d)(e)	5.35%	03/01/2024	300,044,583	300,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(d)(e)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(d)(e)	5.36%	03/01/2024	200,029,778	200,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,500,222,917 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 0.13% - 4.63%; 02/28/2026 - 08/15/2044)(d)(e)	5.35%	03/01/2024	1,500,222,917	1,500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,005; 1.88% - 5.00%; 07/15/2025 - 05/15/2037)(e)	5.40%	03/01/2024	500,075,000	500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $750,111,667 (collateralized by U.S. Treasury obligations valued at $765,000,012; 1.63% - 4.50%; 10/31/2026 - 05/15/2048)(d)(e)	5.36%	03/01/2024	750,111,667	750,000,000

CIBC World Markets Corp., term agreement dated 02/01/2024, maturing value of $705,078,306 (collateralized by U.S. Treasury obligations valued at $714,000,025; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/21/2024	705,078,306	700,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $187,490,177 (collateralized by U.S. Treasury obligations valued at $188,700,025; 0.13% - 5.00%; 07/31/2024 - 02/15/2050)(d)	5.33%	03/14/2024	187,490,177	185,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $927,316,281 (collateralized by U.S. Treasury obligations valued at $933,300,029; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/14/2024	927,316,281	915,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(d)	5.32%	03/07/2024	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	500,073,750	500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,400,206,111	1,400,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,057; 2.38% - 3.00%; 05/15/2051 - 08/15/2052)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,047,197	250,010,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(d)	5.32%	03/06/2024	$100,103,776	$100,000,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	785,669,300	780,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(d)	5.33%	03/06/2024	572,192,400	571,600,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/28/2024, maturing value of $100,103,444 (collateralized by U.S. Treasury obligations valued at $102,030,227; 0.75%; 08/31/2026)(d)	5.32%	03/06/2024	100,103,444	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/29/2024, maturing value of $726,445,038 (collateralized by U.S. Treasury obligations valued at $744,025,186; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.33%	03/01/2024	726,445,038	726,337,500

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(d)	5.33%	03/21/2024	2,337,174,444	2,320,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(d)	5.32%	03/01/2024	455,470,672	455,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	493,486,072	493,413,294

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	669,214,467	669,114,286

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(d)	5.39%	03/04/2024	668,838,380	668,538,095

Total Repurchase Agreements (Cost $22,619,013,757)				22,619,013,757

TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $31,559,125,114)				31,559,125,114

OTHER ASSETS LESS LIABILITIES-(0.46)%				(145,097,860)

NET ASSETS-100.00%				$31,414,027,254

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.3%

8-30	2.5

31-60	2.4

61-90	0.6

91-180	3.9

181+	22.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities-16.07%

Federal Farm Credit Bank (FFCB)-6.51%

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	04/25/2024	$345,000	$345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	05/24/2024	62,000	62,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.37%	08/27/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.39%	11/22/2024	61,000	61,000,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	5.50%	11/25/2024	15,000	15,016,747

Federal Farm Credit Bank (SOFR + 0.04%)(a)	5.35%	01/28/2025	140,000	140,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	03/07/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.18%)(a)	5.49%	03/07/2025	10,000	10,013,090

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/28/2025	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/30/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.42%	06/13/2025	154,000	154,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	06/27/2025	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.24%)(a)	5.55%	08/05/2025	177,500	177,880,872

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	08/13/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.48%	08/14/2025	350,000	350,175,974

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	175,000	175,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	09/22/2025	178,000	178,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	5.48%	09/26/2025	112,956	113,037,046

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	10/03/2025	10,000	10,002,614

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	11/28/2025	25,275	25,273,892

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	11/28/2025	242,000	242,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	12/01/2025	77,000	77,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/15/2025	24,000	24,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	12/26/2025	100,000	99,982,331

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/29/2025	550,000	550,000,000

Federal Farm Credit Bank (SOFR + 0.33%)(a)	5.64%	12/29/2025	20,000	20,073,620

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	01/23/2026	58,000	58,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	01/29/2026	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	01/30/2026	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	02/20/2026	70,000	70,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	03/04/2026	286,000	286,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	03/05/2026	160,000	160,000,000

				4,323,456,186

Federal Home Loan Bank (FHLB)-9.35%

Federal Home Loan Bank (SOFR + 0.07%)(a)	5.38%	06/17/2024	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	08/08/2024	13,000	12,998,705

Federal Home Loan Bank	5.50%	08/12/2024	454,000	453,924,158

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/04/2024	13,000	12,998,644

Federal Home Loan Bank (SOFR + 0.02%)(a)	5.33%	09/10/2024	15,000	14,999,168

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/23/2024	10,000	9,998,973

Federal Home Loan Bank	5.59%	09/27/2024	820,000	820,000,000

Federal Home Loan Bank(b)	5.27%	11/01/2024	400,000	386,334,444

Federal Home Loan Bank(b)	4.86%	01/10/2025	304,000	291,630,999

Federal Home Loan Bank	5.03%	01/10/2025	300,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)-(continued)

Federal Home Loan Bank (SOFR + 0.05%)(a)	5.36%	02/05/2025	$13,000	$12,999,762

Federal Home Loan Bank(b)	5.00%	02/10/2025	570,000	543,923,136

Federal Home Loan Bank (SOFR + 0.09%)(a)	5.40%	07/16/2025	400,000	400,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	07/24/2025	217,000	217,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	08/21/2025	11,800	11,809,970

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	180,000	180,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	09/02/2025	10,000	10,009,918

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	350,000	350,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/22/2025	290,000	290,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	10/16/2025	300,000	300,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	11/12/2025	7,000	7,002,803

Federal Home Loan Bank (SOFR + 0.20%)(a)	5.51%	11/14/2025	250,000	250,058,280

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	11/17/2025	10,000	10,007,394

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/08/2025	37,000	37,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/11/2025	258,000	258,000,000

Federal Home Loan Bank (SOFR + 0.12%)(a)	5.43%	12/19/2025	50,000	49,999,819

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	01/02/2026	8,000	8,002,473

Federal Home Loan Bank (SOFR + 0.19%)(a)	5.50%	01/14/2026	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	01/26/2026	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	5.44%	02/09/2026	400,000	400,001,870

				6,213,700,516

U.S. International Development Finance Corp. (DFC)-0.21%(c)

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/15/2025	7,833	7,833,336

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,842	1,842,105

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/09/2026	12,750	12,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	4,583	4,583,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/30/2027	8,182	8,181,818

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	8,889	8,888,889

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2028	43,182	43,181,819

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	05/15/2030	5,980	5,980,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. International Development Finance Corp. (DFC)(c)-(continued)

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	$28,125	$28,125,000

				137,316,301

Total U.S. Government Sponsored Agency Securities (Cost $10,674,473,003)				10,674,473,003

U.S. Treasury Securities-8.62%

U.S. Treasury Bills-0.65%(b)

U.S. Treasury Bills	4.79%-4.81%	01/23/2025	450,000	431,250,472

U.S. Treasury Floating Rate Notes-4.61%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	5.47%	10/31/2024	459,800	459,698,106

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.53%	01/31/2025	1,308,000	1,308,194,959

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.42%	04/30/2025	829,000	828,990,756

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.53%	07/31/2025	264,000	263,829,648

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	200,000	200,153,349

				3,060,866,818

U.S. Treasury Notes-3.36%

U.S. Treasury Notes	0.38%	08/15/2024	150,000	146,599,715

U.S. Treasury Notes	2.38%	08/15/2024	680,000	670,714,454

U.S. Treasury Notes	1.50%	10/31/2024	500,000	488,724,035

U.S. Treasury Notes	0.75%	11/15/2024	293,000	284,287,951

U.S. Treasury Notes	2.25%	11/15/2024	658,000	645,108,388

				2,235,434,543

Total U.S. Treasury Securities (Cost $5,727,551,833)				5,727,551,833

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-24.69% (Cost $16,402,024,836)				16,402,024,836

			Repurchase Amount

Repurchase Agreements-75.87%(d)

Bank of Nova Scotia, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,066; 2.00% - 7.00%; 12/31/2027 - 01/01/2054)(e)	5.32%	03/01/2024	190,196,544	190,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(e)	5.00%	10/28/2024	980,831,250	945,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	1,240,401,038	1,195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	$2,100,316,750	$2,100,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	650,098,222	650,000,000

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	600,088,333	600,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	500,074,306	500,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	470,069,978	470,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	1,085,162,147	1,085,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	700,104,417	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(e)(f)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	500,074,444	500,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,000,149,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.22%; 03/25/2028 - 11/20/2070)(e)(f)	5.37%	03/01/2024	1,000,149,167	1,000,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	364,210,700	360,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	353,005,528	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% - 7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	$96,284,743	$95,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(e)	5.32%	03/07/2024	5,505,689,444	5,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	300,044,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	260,038,350	260,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 - 02/15/2032)	5.30%	03/01/2024	5,000,736,111	5,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/29/2024, maturing value of $2,200,325,111 (collateralized by U.S. government sponsored agency obligations valued at $2,244,000,959; 0.00% - 5.63%; 03/07/2024 - 06/26/2026)	5.32%	03/01/2024	2,200,325,111	2,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	3,700,544,722	3,700,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,070; 2.13% - 4.75%; 08/15/2052 - 02/15/2054)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,040,200	250,003,255

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% - 7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	569,121,989	565,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	788,361,981	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	170,176,325	170,000,469

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	1,097,110,856	1,095,975,000

Prudential Insurance Co. of America, agreement dated 02/29/2024, maturing value of $140,510,800 (collateralized by U.S. Treasury obligations valued at $143,855,270; 0.00%; 05/15/2037 - 08/15/2042)	5.33%	03/01/2024	140,510,800	140,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	$2,719,471,750	$2,705,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	1,499,056,667	1,488,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(e)	5.33%	03/21/2024	1,007,402,778	1,000,000,000

Royal Bank of Canada, term agreement dated 02/01/2024, maturing value of $1,007,281,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,069; 0.00% - 7.50%; 05/15/2024 - 06/01/2062)(e)	5.35%	03/21/2024	1,007,281,944	1,000,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(e)	5.32%	03/01/2024	685,708,594	685,000,000

Standard Chartered Bank, agreement dated 02/29/2024, maturing value of $2,750,405,625 (collateralized by U.S. Treasury obligations valued at $2,805,413,830; 0.00% - 5.45%; 03/07/2024 - 02/15/2054)	5.31%	03/01/2024	2,750,405,625	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	515,792,840	515,716,629

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	1,543,598,125	1,543,370,478

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	813,748,294	813,626,476

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(e)	5.39%	03/04/2024	813,308,385	812,943,238

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	1,809,404,917	1,785,000,000

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 - 01/01/2059)	5.38%	05/23/2024	390,178,250	385,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	$380,090,625	$375,000,000

Total Repurchase Agreements (Cost $50,415,125,545)				50,415,125,545

TOTAL INVESTMENTS IN SECURITIES(h)-100.56% (Cost $66,817,150,381)				66,817,150,381

OTHER ASSETS LESS LIABILITIES-(0.56)%				(370,434,626)

NET ASSETS-100.00%				$66,446,715,755

Investment Abbreviations:

EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	71.2%

8-30	0.9

31-60	0.5

61-90	3.4

91-180	2.1

181+	21.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-110.92%

U.S. Treasury Bills-99.54%(a)

U.S. Treasury Bills	5.30%	03/05/2024	$59,350	$59,315,225

U.S. Treasury Bills	5.29%-5.32%	03/12/2024	259,600	259,181,275

U.S. Treasury Bills	5.30%-5.32%	03/19/2024	293,150	292,376,177

U.S. Treasury Bills	4.61%-5.30%	03/21/2024	33,300	33,205,074

U.S. Treasury Bills	5.31%-5.32%	03/26/2024	250,000	249,082,681

U.S. Treasury Bills	5.30%	03/28/2024	11,200	11,155,761

U.S. Treasury Bills	5.31%	04/02/2024	220,000	219,061,510

U.S. Treasury Bills	5.27%	04/04/2024	9,000	8,992,101

U.S. Treasury Bills	5.32%	04/11/2024	75,000	74,548,146

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	6,500	6,460,868

U.S. Treasury Bills	5.21%	04/23/2024	9,000	8,857,891

U.S. Treasury Bills	5.28%	05/02/2024	20,000	19,820,545

U.S. Treasury Bills	5.31%	05/09/2024	5,600	5,543,811

U.S. Treasury Bills	5.24%	05/14/2024	8,000	7,915,369

U.S. Treasury Bills	5.30%	05/16/2024	27,000	26,701,890

U.S. Treasury Bills	5.19%	06/13/2024	1,000	985,758

U.S. Treasury Bills	5.16%	07/11/2024	10,500	10,306,345

U.S. Treasury Bills	5.10%	07/18/2024	31,000	30,404,520

U.S. Treasury Bills	5.15%	07/25/2024	23,000	22,531,746

U.S. Treasury Bills	5.11%	08/01/2024	16,000	15,661,020

U.S. Treasury Bills	5.17%	08/08/2024	13,000	12,708,800

U.S. Treasury Bills	5.20%	08/15/2024	6,700	6,542,577

U.S. Treasury Bills	5.44%	08/15/2024	13,000	12,679,550

U.S. Treasury Bills	5.04%-5.12%	11/29/2024	19,250	18,545,459

U.S. Treasury Bills	4.78%-4.82%	12/26/2024	18,600	17,888,010

U.S. Treasury Bills	4.79%-4.95%	01/23/2025	28,000	26,822,598

U.S. Treasury Bills	4.93%	02/20/2025	8,500	8,105,359

				1,465,400,066

U.S. Treasury Floating Rate Notes-7.78%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	10,000	9,993,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	21,500	21,501,417

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	26,000	26,002,647

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	18,000	17,985,781

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	24,000	23,993,826

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	15,000	15,011,478

				114,488,483

U.S. Treasury Notes-3.60%

U.S. Treasury Notes	0.38%	08/15/2024	8,800	8,599,179

U.S. Treasury Notes	1.50%	10/31/2024	23,000	22,480,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	0.75%	11/15/2024	$12,500	$12,127,979

U.S. Treasury Notes	2.25%	11/15/2024	10,000	9,802,935

				53,010,119

TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $1,632,898,668)				1,632,898,668

OTHER ASSETS LESS LIABILITIES-(10.92)%				(160,790,859)

NET ASSETS-100.00%				$1,472,107,809

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	4.2%

8-30	51.5

31-60	18.3

61-90	3.7

91-180	8.0

181+	14.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,104,360,676	$253,660,384	$8,940,111,357	$16,402,024,836	$1,632,898,668

Repurchase agreements, at value and cost	435,454,853	113,816,049	22,619,013,757	50,415,125,545	-

Cash	-	-	498,357,159	678,791,672	34,640

Due from broker	-	-	-	332,426,526	-

Receivable for:
Fund shares sold	-	105,662	24,645,018	5,442,527	3,500

Interest	1,604,937	106,844	81,064,750	156,269,701	733,173

Fund expenses absorbed	62,364	31,587	948,099	465,387	37,054

Investment for trustee deferred compensation and retirement plans	3,677,258	770,140	1,724,878	785,599	84,525

Other assets	139,289	219,898	1,984,421	7,049,318	179,649

Total assets	1,545,299,377	368,710,564	32,167,849,439	67,998,381,111	1,633,971,209

Liabilities:
Payable for:
Investments purchased	-	-	668,538,095	1,389,400,360	159,342,310

Fund shares reacquired	-	1,000	7,422,499	3,396,771	-

Dividends	6,098,918	117,456	69,452,207	147,801,150	2,107,363

Accrued fees to affiliates	268,582	57,815	6,441,572	10,099,923	304,372

Accrued operating expenses	15,145	15,805	69,113	25,455	15,888

Trustee deferred compensation and retirement plans	3,820,059	804,311	1,898,699	941,697	93,467

Total liabilities	10,202,704	996,387	753,822,185	1,551,665,356	161,863,400

Net assets applicable to shares outstanding	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net assets consist of:
Shares of beneficial interest	$1,536,654,294	$368,265,946	$31,414,305,772	$66,469,733,917	$1,472,576,933

Distributable earnings (loss)	(1,557,621)	(551,769)	(278,518)	(23,018,162)	(469,124)

	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net Assets:
Institutional Class	$1,510,269,983	$347,889,943	$25,500,186,077	$52,448,049,188	$1,318,289,390

Private Investment Class	$1,087,689	$2,810,767	$1,207,377,606	$1,337,985,185	$34,963,721

Personal Investment Class	$10,270	$10,492,833	$906,767,405	$81,334,517	$11,748

Cash Management Class	$1,732,866	$445,842	$320,693,823	$565,718,749	$6,864,800

Reserve Class	$116,727	$534,843	$727,312,025	$533,682,326	$101,195,974

Resource Class	$262,666	$414	$24,161,002	$139,915,696	$10,770,872

Corporate Class	$9,021,344	$5,539,535	$1,687,923,703	$294,246,055	$11,304

CAVU Securities Class	$12,595,128	$-	$1,039,605,613	$11,045,784,039	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value,unlimited number of shares authorized:
Institutional Class	1,509,540,018	347,872,009	25,498,254,355	52,466,127,578	1,318,658,359

Private Investment Class	1,087,163	2,810,624	1,207,299,084	1,338,446,032	34,973,535

Personal Investment Class	10,265	10,492,299	906,700,624	81,362,502	11,752

Cash Management Class	1,732,029	445,819	320,668,278	565,917,132	6,866,727

Reserve Class	116,670	534,815	727,266,384	533,865,906	101,224,425

Resource Class	262,539	414	24,157,181	139,963,874	10,773,901

Corporate Class	9,016,983	5,539,253	1,687,822,279	294,347,398	11,307

CAVU Securities Class	12,589,040	-	1,039,527,339	11,049,590,206	-

Net asset value, offering and redemption price per share for each class	$1.0005	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$1,539,369,247	$367,490,011	$31,559,125,114	$66,817,150,381	$1,632,898,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Investment income:
Interest	$54,840,161	$9,618,070	$947,334,092	$1,902,377,528	$39,644,009

Expenses:
Advisory fees	1,466,211	264,306	26,110,181	35,049,589	920,361

Administrative services fees	430,090	77,530	7,659,004	15,422,230	322,915

Custodian fees	5,949	10,187	197,802	750,832	3,197

Distribution fees:
Private Investment Class	1,601	3,837	1,650,216	1,780,174	37,939

Personal Investment Class	27	9,863	2,561,222	227,212	31

Cash Management Class	685	176	112,782	233,146	2,673

Reserve Class	548	1,252	3,048,055	2,246,406	513,302

Resource Class	257	-	45,918	147,171	3,275

Corporate Class	858	714	233,599	48,980	180

Transfer agent fees	87,971	15,858	1,566,586	3,154,488	66,050

Trustees’ and officers’ fees and benefits	16,155	6,815	148,337	320,459	14,115

Registration and filing fees	34,048	33,932	216,241	266,202	45,888

Reports to shareholders	5,896	5,640	10,845	23,709	5,545

Professional services fees	22,754	18,952	119,105	289,710	21,320

Other	66,267	37,096	537,316	722,295	59,062

Total expenses	2,139,317	486,158	44,217,209	60,682,603	2,015,853

Less: Fees waived and expenses reimbursed	(374,436)	(152,845)	(5,208,875)	(625,539)	(136,356)

Net expenses	1,764,881	333,313	39,008,334	60,057,064	1,879,497

Net investment income	53,075,280	9,284,757	908,325,758	1,842,320,464	37,764,512

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	9,518	(5)	1,484,359	3,122,012	24,612

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	712,757	(9,882)	-	-	-

Net realized and unrealized gain (loss)	722,275	(9,887)	1,484,359	3,122,012	24,612

Net increase in net assets resulting from operations	$53,797,555	$9,274,870	$909,810,117	$1,845,442,476	$37,789,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$53,075,280	$81,070,394	$9,284,757	$15,631,347

Net realized gain (loss)	9,518	2,847	(5)	153

Change in net unrealized appreciation (depreciation)	712,757	(22,559)	(9,882)	1,664

Net increase in net assets resulting from operations	53,797,555	81,050,682	9,274,870	15,633,164

Distributions to shareholders from distributable earnings:
Institutional Class	(52,479,414)	(80,699,792)	(8,993,244)	(15,532,523)

Private Investment Class	(27,389)	(43,207)	(63,757)	(19,712)

Personal Investment Class	(250)	(398)	(84,869)	(3,623)

Cash Management Class	(45,767)	(73,755)	(11,432)	(19,230)

Reserve Class	(2,872)	(5,393)	(6,348)	(2,735)

Resource Class	(6,730)	(10,560)	(11)	(18)

Corporate Class	(154,498)	(150,333)	(125,096)	(53,506)

CAVU Securities Class	(358,360)	(86,956)	-	-

Total distributions from distributable earnings	(53,075,280)	(81,070,394)	(9,284,757)	(15,631,347)

Share transactions-net:
Institutional Class	(676,994,916)	444,886,451	(81,779,112)	107,202,226

Private Investment Class	28,039	(13,637)	2,145,168	208,366

Personal Investment Class	9	10	10,400,367	3,243

Cash Management Class	22,950	(10,809)	8,174	68,628

Reserve Class	(18,969)	(39,355)	293,830	170,771

Resource Class	7,847	6,794	13	16

Corporate Class	4,723,841	4,275,706	2,527,996	2,990,408

CAVU Securities Class	(1,401,903)	13,891,649	-	-

Net increase (decrease) in net assets resulting from share transactions	(673,633,102)	462,996,809	(66,403,564)	110,643,658

Net increase (decrease) in net assets	(672,910,827)	462,977,097	(66,413,451)	110,645,475

Net assets:
Beginning of period	2,208,007,500	1,745,030,403	434,127,628	323,482,153

End of period	$1,535,096,673	$2,208,007,500	$367,714,177	$434,127,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$908,325,758	$1,636,379,490	$1,842,320,464	$3,545,474,831

Net realized gain	1,484,359	3,331,458	3,122,012	1,842,825

Net increase in net assets resulting from operations	909,810,117	1,639,710,948	1,845,442,476	3,547,317,656

Distributions to shareholders from distributable earnings:
Institutional Class	(762,420,943)	(1,425,848,124)	(1,480,547,139)	(2,937,396,325)

Private Investment Class	(27,243,761)	(27,974,050)	(29,470,877)	(31,871,187)

Personal Investment Class	(21,942,918)	(18,833,514)	(1,949,609)	(1,724,597)

Cash Management Class	(7,304,210)	(10,262,717)	(15,131,304)	(28,870,727)

Reserve Class	(15,387,050)	(26,643,468)	(11,358,502)	(18,675,529)

Resource Class	(1,462,655)	(2,858,404)	(4,700,152)	(7,821,438)

Corporate Class	(40,740,879)	(66,239,040)	(8,554,213)	(54,893,700)

CAVU Securities Class	(31,823,342)	(57,720,173)	(290,608,668)	(464,221,328)

Total distributions from distributable earnings	(908,325,758)	(1,636,379,490)	(1,842,320,464)	(3,545,474,831)

Share transactions-net:
Institutional Class	(3,336,093,258)	7,411,651,408	(13,214,481,056)	4,490,547,363

Private Investment Class	120,239,725	705,232,421	365,938,634	394,333,067

Personal Investment Class	59,051,615	266,760,119	(5,374,469)	47,387,887

Cash Management Class	141,914,366	(216,057,236)	(70,007,227)	(506,942,746)

Reserve Class	111,080,652	(371,297,287)	91,494,725	(156,621,571)

Resource Class	(66,974,645)	13,734,527	(26,007,072)	30,913,371

Corporate Class	124,857,867	1,088,925,297	(1,261,983)	(247,224,939)

CAVU Securities Class	(226,082,914)	708,337,686	(1,713,814,046)	7,909,884,014

Net increase (decrease) in net assets resulting from share transactions	(3,072,006,592)	9,607,286,935	(14,573,512,494)	11,962,276,446

Net increase (decrease) in net assets	(3,070,522,233)	9,610,618,393	(14,570,390,482)	11,964,119,271

Net assets:
Beginning of period	34,484,549,487	24,873,931,094	81,017,106,237	69,052,986,966

End of period	$31,414,027,254	$34,484,549,487	$66,446,715,755	$81,017,106,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 29, 2024	August 31, 2023

Operations:
Net investment income	$37,764,512	$59,282,259

Net realized gain (loss)	24,612	(315,693)

Net increase in net assets resulting from operations	37,789,124	58,966,566

Distributions to shareholders from distributable earnings:
Institutional Class	(34,138,527)	(55,729,583)

Private Investment Class	(753,583)	(733,670)

Personal Investment Class	(266)	(287,819)

Cash Management Class	(171,845)	(151,109)

Reserve Class	(2,565,451)	(1,944,055)

Resource Class	(103,611)	(236,076)

Corporate Class	(31,229)	(199,947)

Total distributions from distributable earnings	(37,764,512)	(59,282,259)

Share transactions-net:
Institutional Class	(164,879,356)	381,291,981

Private Investment Class	10,909,676	9,497,580

Personal Investment Class	1,108	(12,709,449)

Cash Management Class	(3,497,188)	10,285,327

Reserve Class	27,219,785	31,852,196

Resource Class	4,529,792	6,145,804

Corporate Class	(2,767,152)	(563,244)

Net increase (decrease) in net assets resulting from share transactions	(128,483,335)	425,800,195

Net increase (decrease) in net assets	(128,458,723)	425,484,502

Net assets:
Beginning of period	1,600,566,532	1,175,082,030

End of period	$1,472,107,809	$1,600,566,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense absorbed		Ratio of expenses to average net assets without fee waivers and/or expense absorbed		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/29/24	$1.0001	$0.0270	$ 0.0004	$0.0274	$(0.0270)	$ -	$ -	$(0.0270)	$1.0005	2.77%	$ 1,510,270	0.18	%(c)	0.22	%(c)	5.43	%(c)
Year ended 08/31/23	1.0002	0.0444	(0.0004)	0.0440	(0.0441)	-	-	(0.0441)	1.0001	4.49	2,186,548	0.18		0.22		4.44
Year ended 08/31/22	1.0004	0.0048	(0.0000)	0.0048	(0.0050)	-	-	(0.0050)	1.0002	0.48	1,741,681	0.18		0.22		0.48
Year ended 08/31/21	1.0006	0.0004	(0.0002)	0.0002	(0.0004)	-	-	(0.0004)	1.0004	0.02	2,356,363	0.17		0.22		0.05
Year ended 08/31/20	1.0004	0.0126	(0.0006)	0.0120	(0.0118)	-	-	(0.0118)	1.0006	1.20	2,558,430	0.18		0.22		1.26
Year ended 08/31/19	1.0004	0.0237	0.0000	0.0237	(0.0237)	-	-	(0.0237)	1.0004	2.39	2,444,253	0.18		0.22		2.37
Invesco STIC Prime Portfolio
Six months ended 02/29/24	1.0001	0.0262	(0.0000)	0.0262	(0.0262)	-	-	(0.0262)	1.0001	2.66	347,890	0.18	(c)	0.27	(c)	5.28	(c)
Year ended 08/31/23	1.0000	0.0424	0.0007	0.0431	(0.0430)	-	-	(0.0430)	1.0001	4.40	429,676	0.18		0.27		4.24
Year ended 08/31/22	1.0000	0.0050	(0.0000)	0.0050	(0.0045)	-	(0.0005)	(0.0050)	1.0000	0.50	322,473	0.15		0.28		0.61
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	221,718	0.13		0.30		0.01
Year ended 08/31/20	1.0001	0.0116	(0.0012)	0.0104	(0.0105)	-	-	(0.0105)	1.0000	1.05	320,753	0.18		0.26		1.16
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	-	(0.0227)	1.0001	2.29	652,151	0.18		0.25		2.26
Invesco Treasury Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.65	25,500,186	0.18	(c)	0.21	(c)	5.26	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.38	28,835,239	0.18		0.22		4.38
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.46	21,420,557	0.13		0.21		0.47
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	17,093,039	0.10		0.21		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.91	19,215,805	0.18		0.21		0.86
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.20	18,717,318	0.18		0.21		2.18
Invesco Government & Agency Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.65	52,448,049	0.16	(c)	0.16	(c)	5.27	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.39	65,659,515	0.16		0.16		4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.51	61,165,375	0.11		0.16		0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.03	49,464,205	0.07		0.16		0.03
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.95	30,259,136	0.15		0.15		0.85
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.22	30,003,319	0.16		0.16		2.20
Invesco Treasury Obligations Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.62	1,318,289	0.18	(c)	0.20	(c)	5.22	(c)
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	-	-	(0.04)	1.00	4.25	1,483,132	0.18		0.20		4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.44	1,102,134	0.13		0.21		0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,063,312	0.10		0.21		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.94	1,370,210	0.18		0.20		0.84
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.18	1,045,046	0.18		0.21		2.15
(a) Calculated using average shares outstanding.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c) Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

30	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

31	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the six months ended February 29, 2024, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

32	Short-Term Investments Trust

 For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$ 374,436

Invesco STIC Prime Portfolio	152,845

Invesco Treasury Portfolio	5,208,875

Invesco Government & Agency Portfolio	625,539

Invesco Treasury Obligations Portfolio	136,356

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have

33	Short-Term Investments Trust

certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 29, 2024
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,539,369,247	$476,780	$(30,498)	$446,282

Invesco STIC Prime Portfolio	367,490,011	-	(13,578)	(13,578)

Invesco Treasury Portfolio	31,559,669,428	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,632,932,827	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 8–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,160,496,220	$7,163,617,490	14,689,381,103	$14,692,392,767

Private Investment Class	507	507	461	461

Cash Management Class	2	2	3,194	3,195

Reserve Class	20	20	74	74

Corporate Class	5,995,803	6,000,000	6,918,117	6,920,000

CAVU Securities Class	822,603	822,755	20,940,809	20,942,903

34	Short-Term Investments Trust

NOTE 8–Share Information-(continued)

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	7,929,027	$7,932,448	8,488,080	$8,489,799

Private Investment Class	31,000	31,013	39,164	39,172

Personal Investment Class	9	9	10	10

Cash Management Class	53,335	53,357	68,982	68,996

Reserve Class	3,401	3,403	5,067	5,068

Resource Class	7,844	7,847	9,857	9,859

Corporate Class	173,928	174,007	130,854	130,878

CAVU Securities Class	417,868	418,038	20,195	20,197

Reacquired:
Institutional Class	(7,845,121,389)	(7,848,544,854)	(14,253,037,054)	(14,255,996,115)

Private Investment Class	(3,480)	(3,481)	(53,258)	(53,270)

Cash Management Class	(30,397)	(30,409)	(82,976)	(83,000)

Reserve Class	(22,382)	(22,392)	(44,488)	(44,497)

Resource Class	-	-	(3,064)	(3,065)

Corporate Class	(1,449,876)	(1,450,166)	(2,774,617)	(2,775,172)

CAVU Securities Class	(2,641,654)	(2,642,696)	(7,070,744)	(7,071,451)

Net increase (decrease) in share activity	(673,337,611)	$(673,633,102)	462,939,766	$462,996,809

(a)	40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 8–Share Information-(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	774,718,524	$774,794,102	1,869,976,252	$1,870,028,473

Private Investment Class	2,514,749	2,515,000	611,125	611,137

Personal Investment Class	14,007,334	14,008,444	200,000	200,000

Cash Management Class	-	-	202,044	202,044

Reserve Class	402,960	403,001	169,984	170,001

Resource Class	2,081,792	2,082,002	1	1

Corporate Class	3,568,657	3,569,013	3,184,015	3,184,088

Issued as reinvestment of dividends:
Institutional Class	9,144,133	9,145,046	9,572,929	9,573,297

Private Investment Class	8,160	8,161	13,902	13,903

Personal Investment Class	81,392	83,274	3,243	3,243

Cash Management Class	8,174	8,174	10,701	10,702

Reserve Class	6,903	6,903	2,271	2,271

Resource Class	13	13	16	16

Corporate Class	137,512	137,525	40,528	40,531

Reacquired:
Institutional Class	(865,637,240)	(865,718,260)	(1,772,368,596)	(1,772,399,544)

Private Investment Class	(377,955)	(377,993)	(416,660)	(416,674)

Personal Investment Class	(3,691,072)	(3,691,351)	(200,000)	(200,000)

Cash Management Class	-	-	(144,115)	(144,118)

Reserve Class	(116,063)	(116,074)	(1,502)	(1,501)

Resource Class	(2,081,793)	(2,082,002)	(1)	(1)

Corporate Class	(1,178,428)	(1,178,542)	(234,201)	(234,211)

Net increase (decrease) in share activity	(66,402,248)	$(66,403,564)	110,621,936	$110,643,658

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 8–Share Information-(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,242,657,004	$132,242,657,004	274,406,114,953	$274,406,114,953

Private Investment Class	1,150,357,912	1,150,357,912	1,927,265,025	1,927,265,025

Personal Investment Class	2,420,984,799	2,420,984,799	2,652,216,519	2,652,216,519

Cash Management Class	667,373,212	667,373,212	891,962,433	891,962,433

Reserve Class	1,762,030,465	1,762,030,465	4,059,561,441	4,059,561,441

Resource Class	110,949,418	110,949,418	289,292,340	289,292,340

Corporate Class	6,253,732,443	6,253,732,443	13,246,649,542	13,246,649,542

CAVU Securities Class	9,867,223,140	9,867,223,140	22,252,025,618	22,252,025,618

Issued as reinvestment of dividends:
Institutional Class	315,492,829	315,492,829	429,132,893	429,132,893

Private Investment Class	23,361,810	23,361,810	15,063,443	15,063,443

Personal Investment Class	12,825,235	12,825,235	11,951,452	11,951,452

Cash Management Class	4,819,488	4,819,488	9,757,614	9,757,614

Reserve Class	15,387,050	15,387,050	23,854,384	23,854,384

Resource Class	1,462,655	1,462,655	2,503,679	2,503,679

Corporate Class	38,187,635	38,187,635	27,110,572	27,110,572

CAVU Securities Class	11,365,314	11,365,314	28,156,470	28,156,470

Reacquired:
Institutional Class	(135,894,243,091)	(135,894,243,091)	(267,423,596,438)	(267,423,596,438)

Private Investment Class	(1,053,479,997)	(1,053,479,997)	(1,237,096,047)	(1,237,096,047)

Personal Investment Class	(2,374,758,419)	(2,374,758,419)	(2,397,407,852)	(2,397,407,852)

Cash Management Class	(530,278,334)	(530,278,334)	(1,117,777,283)	(1,117,777,283)

Reserve Class	(1,666,336,863)	(1,666,336,863)	(4,454,713,112)	(4,454,713,112)

Resource Class	(179,386,718)	(179,386,718)	(278,061,492)	(278,061,492)

Corporate Class	(6,167,062,211)	(6,167,062,211)	(12,184,834,817)	(12,184,834,817)

CAVU Securities Class	(10,104,671,368)	(10,104,671,368)	(21,571,844,402)	(21,571,844,402)

Net increase (decrease) in share activity	(3,072,006,592)	$(3,072,006,592)	9,607,286,935	$9,607,286,935

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 8–Share Information-(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	295,455,661,195	$295,455,661,195	676,317,844,983	$676,317,844,983

Private Investment Class	1,700,112,768	1,700,112,768	2,772,830,810	2,772,830,810

Personal Investment Class	259,074,511	259,074,511	291,186,446	291,186,446

Cash Management Class	117,341,060	117,341,060	687,171,805	687,171,805

Reserve Class	901,547,425	901,547,425	1,637,403,110	1,637,403,110

Resource Class	836,902,473	836,902,473	1,746,682,416	1,746,682,416

Corporate Class	760,110,385	760,110,385	15,706,196,046	15,706,196,046

CAVU Securities Class	65,813,712,684	65,813,712,684	138,982,525,837	138,982,525,837

Issued as reinvestment of dividends:
Institutional Class	726,791,934	726,791,934	1,169,954,288	1,169,954,288

Private Investment Class	20,471,417	20,471,417	19,707,465	19,707,465

Personal Investment Class	1,843,389	1,843,389	1,370,472	1,370,472

Cash Management Class	4,293,145	4,293,145	5,398,766	5,398,766

Reserve Class	11,358,502	11,358,502	16,666,940	16,666,940

Resource Class	4,030,878	4,030,878	6,163,097	6,163,097

Corporate Class	4,751,900	4,751,900	30,430,600	30,430,600

CAVU Securities Class	219,180,136	219,180,136	269,901,724	269,901,724

Reacquired:
Institutional Class	(309,396,934,185)	(309,396,934,185)	(672,997,251,908)	(672,997,251,908)

Private Investment Class	(1,354,645,551)	(1,354,645,551)	(2,398,205,208)	(2,398,205,208)

Personal Investment Class	(266,292,369)	(266,292,369)	(245,169,031)	(245,169,031)

Cash Management Class	(191,641,432)	(191,641,432)	(1,199,513,317)	(1,199,513,317)

Reserve Class	(821,411,202)	(821,411,202)	(1,810,691,621)	(1,810,691,621)

Resource Class	(866,940,423)	(866,940,423)	(1,721,932,142)	(1,721,932,142)

Corporate Class	(766,124,268)	(766,124,268)	(15,983,851,585)	(15,983,851,585)

CAVU Securities Class	(67,746,706,866)	(67,746,706,866)	(131,342,543,547)	(131,342,543,547)

Net increase (decrease) in share activity	(14,573,512,494)	$(14,573,512,494)	11,962,276,446	$11,962,276,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 8–Share Information-(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,158,438,206	$1,158,438,206	5,169,670,586	$5,169,670,586

Private Investment Class	15,682,288	15,682,288	17,710,953	17,710,953

Personal Investment Class	842	842	8,901,266	8,901,266

Cash Management Class	2,122,371	2,122,371	11,800,855	11,800,855

Reserve Class	197,043,546	197,043,546	203,740,500	203,740,500

Resource Class	51,438,231	51,438,231	87,877,408	87,877,408

Corporate Class	4,169	4,169	20,654,915	20,654,915

Issued as reinvestment of dividends:
Institutional Class	25,163,126	25,163,126	28,171,168	28,171,168

Private Investment Class	753,583	753,583	621,107	621,107

Personal Investment Class	266	266	271,902	271,902

Cash Management Class	171,845	171,845	108,074	108,074

Reserve Class	1,173,098	1,173,098	1,364,201	1,364,201

Resource Class	103,611	103,611	208,032	208,032

Corporate Class	31,229	31,229	184,948	184,948

Reacquired:
Institutional Class	(1,348,480,688)	(1,348,480,688)	(4,816,549,773)	(4,816,549,773)

Private Investment Class	(5,526,195)	(5,526,195)	(8,834,480)	(8,834,480)

Personal Investment Class	-	-	(21,882,617)	(21,882,617)

Cash Management Class	(5,791,404)	(5,791,404)	(1,623,602)	(1,623,602)

Reserve Class	(170,996,859)	(170,996,859)	(173,252,505)	(173,252,505)

Resource Class	(47,012,050)	(47,012,050)	(81,939,636)	(81,939,636)

Corporate Class	(2,802,550)	(2,802,550)	(21,403,107)	(21,403,107)

Net increase (decrease) in share activity	(128,483,335)	$(128,483,335)	425,800,195	$425,800,195

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9–Subsequent Event

Effective on or around June 7, 2024, Invesco Government & Agency Portfolio will begin offering Premier Class shares.

39	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Institutional Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,027.70	$0.91	$1,023.97	$0.91	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,026.60	0.91	1,023.97	0.91	0.18
Invesco Treasury Portfolio	1,000.00	1,026.50	0.91	1,023.97	0.91	0.18
Invesco Government & Agency Portfolio	1,000.00	1,026.50	0.81	1,024.07	0.81	0.16
Invesco Treasury Obligations Portfolio	1,000.00	1,026.20	0.91	1,023.97	0.91	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40	Short-Term Investments Trust

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)  Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against/Withheld

(1)*	Beth Ann Brown	41,550,485,315.31	118,958,792.44
	Carol Deckbar	41,558,499,618.72	110,944,489.03
	Cynthia Hostetler	41,319,175,472.31	350,268,635.44
	Dr. Eli Jones	41,576,578,291.31	92,865,816.44
	Elizabeth Krentzman	41,557,953,940.31	111,490,167.44
	Jeffrey H. Kupor.	41,613,199,093.72	56,245,014.03
	Anthony J. LaCava, Jr.	41,576,282,064.31	93,162,043.44
	James Liddy	41,613,406,322.72	56,037,785.03
	Dr. Prema Mathai-Davis	41,317,293,374.31	352,150,733.44
	Joel W. Motley	41,605,907,628.31	63,536,479.44
	Teresa M. Ressel	41,537,697,479.31	131,746,628.44
	Douglas Sharp	41,613,201,685.72	56,242,422.03
	Robert C. Troccoli	41,593,082,451.31	76,361,656.44
	Daniel S. Vandivort	41,605,094,636.31	64,349,471.44

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust).

41	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Corporate Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

2	Fund Data
3	Schedules of Investments
23	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
40	Fund Expenses
41	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/29/24

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	24 - 51 days	27 days	42 days	$9.0 million
Invesco STIC Prime[1]	3 - 11 days	7 days	8 days	5.5 million
Invesco Treasury[2]	8 - 41 days	23 days	105 days	1.7 billion
Invesco Government & Agency[2]	16 - 38 days	24 days	106 days	294.2 million
Invesco Treasury Obligations[2]	27 - 56 days	52 days	85 days	11.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-44.57%(a)
Asset Management & Custody Banks-1.60%
BofA Securities, Inc.	5.92%	07/12/2024	$25,000	$24,502,742

Asset-Backed Securities - Consumer Receivables-0.65%
Old Line Funding LLC (SOFR + 0.40%) (CEP - Royal Bank of Canada)(b)(c)(d)	5.79%	12/26/2024	10,000	10,017,085

Consumer Finance-2.89%
Toyota Finance Australia Ltd. (Australia)(c)	5.48%	05/22/2024	45,000	44,444,177

Diversified Banks-35.52%
Australia & New Zealand Banking Group Ltd. (Australia)(b)(c)	5.65%	05/24/2024	50,000	49,380,208

BNG Bank N.V. (Netherlands)(b)(c)	5.34%	03/04/2024	50,000	49,970,583

Canadian Imperial Bank of Commerce(b)(c)	5.88%	06/17/2024	25,000	24,598,450

Citigroup Global Markets, Inc.(b)	5.80%	03/25/2024	10,000	9,962,813

Commonwealth Bank of Australia (Australia)(b)(c)	5.95%	10/16/2024	25,000	24,181,264

DBS Bank Ltd. (Singapore)(b)(c)	5.32%	03/14/2024	50,000	49,896,602

Dexia Credit Local S.A. (France)(b)(c)	5.77%	03/04/2024	10,000	9,994,093

DNB Bank ASA (Norway)(b)(c)	5.97%	09/26/2024	25,000	24,243,417

ING (US) Funding LLC(b)(c)	5.82%	05/01/2024	20,000	19,815,228

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	25,000	25,026,412

Royal Bank of Canada (Canada)(b)(c)	6.00%	10/16/2024	25,000	24,160,819

Skandinaviska Enskilda Banken AB (Sweden)(b)(c)	5.79%	05/01/2024	50,000	49,545,993

Svenska Handelsbanken AB (Sweden)(b)(c)	5.54%	05/22/2024	50,000	49,391,545

Swedbank AB (Sweden)(c)	5.78%	03/12/2024	60,000	59,894,500

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.00%	04/26/2024	25,000	25,020,562

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.95%	11/01/2024	50,000	50,115,026

				545,197,515

Specialized Finance-3.91%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	50,000	50,003,961

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	10,000	10,005,197

				60,009,158

Total Commercial Paper (Cost $683,724,395)				684,170,677

Certificates of Deposit-21.50%
Canadian Imperial Bank of Commerce (Canada)(c)	5.31%	03/01/2024	55,000	55,000,000

DNB Bank ASA(c)	5.31%	03/01/2024	55,000	55,000,000

DZ Bank AG(c)	5.30%	03/01/2024	80,000	80,000,000

Nordea Bank Abp(c)	5.30%	03/01/2024	80,000	80,000,000

Skandinaviska Enskilda Banken AB(c)	5.31%	03/01/2024	30,000	30,000,000

Svenska Handelsbanken AB(c)	5.30%	03/01/2024	30,000	30,000,000

Total Certificates of Deposit (Cost $330,000,000)				330,000,000

Variable Rate Demand Notes-5.87%(e)
Credit Enhanced-5.87%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(b)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	$2,300	$2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.94% (Cost $1,103,914,394)				1,104,360,676

			Repurchase Amount
Repurchase Agreements-28.37%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(c)(h)	5.45%	03/06/2024	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(c)(h)	5.42%	03/06/2024	40,042,156	40,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(c)(h)	5.46%	03/01/2024	45,047,775	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(c)(h)	5.40%	03/01/2024	30,031,500	30,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	50,007,444	50,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% -8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(c)(j)	5.41%	03/01/2024	15,065,363	15,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(c)	5.39%	03/01/2024	30,004,492	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 -07/22/2062)(j)	5.61%	03/01/2024	65,294,089	65,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(c)(h)	5.50%	03/05/2024	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(c)(j)	5.49%	03/01/2024	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	30,459,354	30,454,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(c)(h)	5.40%	03/01/2024	$50,052,500	$50,000,000

Total Repurchase Agreements (Cost $435,454,853)				435,454,853

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.31% (Cost $1,539,369,247)				1,539,815,529

OTHER ASSETS LESS LIABILITIES-(0.31)%				(4,718,856)

NET ASSETS-100.00%				$1,535,096,673

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes	to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $576,179,257, which represented 37.53% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.2%; Sweden: 14.3%; France: 8.1%; Netherlands: 8.1%; Australia: 8.0%; Germany: 5.2%; Finland: 5.2%; Norway: 5.2%; other countries less than 5% each: 10.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Canadian Imperial Bank of Commerce	5.2

DZ Bank AG	5.2

Nordea Bank Abp	5.2

Skandinaviska Enskilda Banken AB	5.2

Svenska Handelsbanken AB	5.2

DNB Bank ASA	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	59.2%

8-30	11.1

31-60	1.6

61-90	13.9

91-180	5.5

181+	8.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-44.06%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	5.32%	03/01/2024	$18,000	$18,000,000

Canadian Imperial Bank of Commerce (Canada)(a)	5.31%	03/01/2024	18,000	18,000,000

DNB Bank ASA(a)	5.31%	03/01/2024	18,000	18,000,000

DZ Bank AG(a)	5.30%	03/01/2024	18,000	18,000,000

Mizuho Bank Ltd.(a)	5.32%	03/01/2024	18,000	18,000,000

Nordea Bank Abp(a)	5.30%	03/01/2024	18,000	18,000,000

Skandinaviska Enskilda Banken AB(a)	5.31%	03/01/2024	18,000	18,000,000

Sumitomo Mitsui Trust Bank Ltd.(a)	5.31%	03/01/2024	18,000	18,000,000

Svenska Handelsbanken AB(a)	5.30%	03/01/2024	18,000	18,000,000

Total Certificates of Deposit (Cost $162,000,000)				162,000,000

Commercial Paper-22.21%(b)
Asset-Backed Securities - Fully Supported-1.08%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	5.38%	04/15/2024	4,000	3,972,323

Asset-Backed Securities - Fully Supported Bank-4.07%
Anglesea Funding LLC (Multi - CEP’s)(a)(c)	5.35%	03/08/2024	6,000	5,992,898

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(a)(c)	5.37%	03/06/2024	6,000	5,994,656

Versailles Commercial Paper LLC (CEP - Natixis SA)(a)	5.39%	04/03/2024	3,000	2,984,799

				14,972,353

Diversified Banks-4.33%
Banco Santander S.A. (Spain)(a)(c)	5.37%	04/01/2024	5,000	4,976,108

BNG Bank N.V. (Netherlands)(a)(c)	5.36%	04/05/2024	6,000	5,968,014

Lloyds Bank Corporate Markets PLC(a)	5.37%	04/08/2024	5,000	4,971,086

				15,915,208

Diversified Capital Markets-4.88%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(c)	5.41%	03/18/2024	6,000	5,983,923

Great Bear Funding LLC (CEP - Bank of Nova Scotia)(a)(c)	5.36%	03/21/2024	6,000	5,981,138

Pacific Life Short Term Funding LLC(c)	5.37%	04/08/2024	6,000	5,965,258

				17,930,319

Diversified Financial Services-1.63%
Erste Abwicklungsanstalt (Germany)(a)(c)	5.36%	03/07/2024	6,000	5,993,799

Integrated Oil & Gas-1.63%
TotalEnergies Capital S.A. (France)(a)(c)	5.36%	03/11/2024	6,000	5,990,217

Life & Health Insurance-1.62%
New York Life Capital Corp.(c)	5.35%	04/08/2024	6,000	5,965,368

Pharmaceuticals-1.62%
Novartis Finance Corp.(a)(c)	5.38%	04/22/2024	6,000	5,952,983

Regional Banks-1.35%
Macquarie Bank Ltd. (Australia)(a)(c)	5.36%	04/12/2024	5,000	4,967,814

Total Commercial Paper (Cost $81,673,962)				81,660,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments-(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes-2.72%(d)
Credit Enhanced-2.72%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(c)(e)	5.92%	04/01/2047	$5,000	$5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	5.38%	05/01/2037	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.99% (Cost $253,673,962)				253,660,384

		Repurchase Amount
Repurchase Agreements-30.95%(f)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(a)(g)	5.45%	03/06/2024	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(a)(g)	5.42%	03/06/2024	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(g)(h)	5.36%	03/01/2024	10,001,489	10,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(g)	5.40%	03/01/2024	5,000,750	5,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(a)	5.39%	03/01/2024	10,001,497	10,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(a)(g)	5.50%	03/05/2024	10,010,694	10,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(a)(i)	5.49%	03/01/2024	5,000,763	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	40,822,081	40,816,049

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

Total Repurchase Agreements (Cost $113,816,049)				113,816,049

TOTAL INVESTMENTS IN SECURITIES(j)(k)-99.94% (Cost $367,490,011)				367,476,433

OTHER ASSETS LESS LIABILITIES-0.06%				237,744

NET ASSETS-100.00%				$367,714,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments-(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP -Credit Enhancement Provider

LOC -Letter of Credit

VRD -Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.1%; Japan: 12.8%; Sweden: 9.8%; France: 7.6%; Germany: 6.5%; Australia: 6.2%; other countries less than 5% each: 20.1%.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $78,704,499, which represented 21.40% of the Fund’s Net Assets.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	81.0%

8-30	6.5

31-60	12.5

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-28.46%
U.S. Treasury Bills-6.12%(a)
U.S. Treasury Bills	5.44%	03/05/2024	$305,900	$305,718,499

U.S. Treasury Bills	5.49%	04/04/2024	750,000	746,217,500

U.S. Treasury Bills	5.47%	05/02/2024	200,000	198,167,555

U.S. Treasury Bills	4.83%-4.87%	12/26/2024	349,000	335,455,208

U.S. Treasury Bills	4.81%	01/23/2025	350,000	335,339,084

				1,920,897,846

U.S. Treasury Floating Rate Notes-16.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	558,000	558,201,843

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,875,000	1,875,574,221

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	1,300,000	1,299,198,410

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	1,000,000	999,655,661

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	400,000	400,306,001

				5,132,936,136

U.S. Treasury Notes-6.00%
U.S. Treasury Notes	3.00%	06/30/2024	250,000	247,995,944

U.S. Treasury Notes	0.38%	08/15/2024	500,000	488,596,330

U.S. Treasury Notes	0.38%	09/15/2024	250,000	243,314,278

U.S. Treasury Notes	1.50%	10/31/2024	250,000	244,108,101

U.S. Treasury Notes	4.38%	10/31/2024	419,000	416,947,265

U.S. Treasury Notes	2.25%	11/15/2024	250,000	245,315,457

				1,886,277,375

Total U.S. Treasury Securities (Cost $8,940,111,357)				8,940,111,357

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.46% (Cost $8,940,111,357)				8,940,111,357

			Repurchase Amount
Repurchase Agreements-72.00%(c)
ABN AMRO Bank N.V., agreement dated 02/29/2024, maturing value of $450,066,375 (collateralized by U.S. Treasury obligations valued at $459,000,053; 0.38% - 1.25%; 09/30/2027 - 07/31/2028)	5.31%	03/01/2024	450,066,375	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 -02/15/2049)(d)	5.00%	10/28/2024	1,095,002,083	1,055,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 -05/15/2053)(d)(e)	5.43%	03/01/2024	1,090,164,408	1,090,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 -02/15/2051)(d)(e)	5.44%	03/01/2024	490,074,044	490,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	$400,058,889	$400,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(d)(e)	5.35%	03/01/2024	300,044,583	300,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(d)(e)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(d)(e)	5.36%	03/01/2024	200,029,778	200,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,500,222,917 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 0.13% - 4.63%; 02/28/2026 - 08/15/2044)(d)(e)	5.35%	03/01/2024	1,500,222,917	1,500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,005; 1.88% - 5.00%; 07/15/2025 - 05/15/2037)(e)	5.40%	03/01/2024	500,075,000	500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $750,111,667 (collateralized by U.S. Treasury obligations valued at $765,000,012; 1.63% - 4.50%; 10/31/2026 - 05/15/2048)(d)(e)	5.36%	03/01/2024	750,111,667	750,000,000

CIBC World Markets Corp., term agreement dated 02/01/2024, maturing value of $705,078,306 (collateralized by U.S. Treasury obligations valued at $714,000,025; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/21/2024	705,078,306	700,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $187,490,177 (collateralized by U.S. Treasury obligations valued at $188,700,025; 0.13% - 5.00%; 07/31/2024 - 02/15/2050)(d)	5.33%	03/14/2024	187,490,177	185,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $927,316,281 (collateralized by U.S. Treasury obligations valued at $933,300,029; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/14/2024	927,316,281	915,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 -12/31/2026)(d)	5.32%	03/07/2024	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	500,073,750	500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,400,206,111	1,400,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,057; 2.38% - 3.00%; 05/15/2051 - 08/15/2052)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,047,197	250,010,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(d)	5.32%	03/06/2024	$100,103,776	$100,000,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	785,669,300	780,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(d)	5.33%	03/06/2024	572,192,400	571,600,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/28/2024, maturing value of $100,103,444 (collateralized by U.S. Treasury obligations valued at $102,030,227; 0.75%; 08/31/2026)(d)	5.32%	03/06/2024	100,103,444	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/29/2024, maturing value of $726,445,038 (collateralized by U.S. Treasury obligations valued at $744,025,186; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.33%	03/01/2024	726,445,038	726,337,500

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(d)	5.33%	03/21/2024	2,337,174,444	2,320,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(d)	5.32%	03/01/2024	455,470,672	455,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	493,486,072	493,413,294

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	669,214,467	669,114,286

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(d)	5.39%	03/04/2024	668,838,380	668,538,095

Total Repurchase Agreements (Cost $22,619,013,757)				22,619,013,757

TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $31,559,125,114)				31,559,125,114

OTHER ASSETS LESS LIABILITIES-(0.46)%				(145,097,860)

NET ASSETS-100.00%				$31,414,027,254

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.3%

8-30	2.5

31-60	2.4

61-90	0.6

91-180	3.9

181+	22.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-16.07%
Federal Farm Credit Bank (FFCB)-6.51%
Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	04/25/2024	$345,000	$345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	05/24/2024	62,000	62,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.37%	08/27/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.39%	11/22/2024	61,000	61,000,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	5.50%	11/25/2024	15,000	15,016,747

Federal Farm Credit Bank (SOFR + 0.04%)(a)	5.35%	01/28/2025	140,000	140,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	03/07/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.18%)(a)	5.49%	03/07/2025	10,000	10,013,090

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/28/2025	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/30/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.42%	06/13/2025	154,000	154,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	06/27/2025	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.24%)(a)	5.55%	08/05/2025	177,500	177,880,872

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	08/13/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.48%	08/14/2025	350,000	350,175,974

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	175,000	175,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	09/22/2025	178,000	178,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	5.48%	09/26/2025	112,956	113,037,046

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	10/03/2025	10,000	10,002,614

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	11/28/2025	25,275	25,273,892

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	11/28/2025	242,000	242,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	12/01/2025	77,000	77,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/15/2025	24,000	24,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	12/26/2025	100,000	99,982,331

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/29/2025	550,000	550,000,000

Federal Farm Credit Bank (SOFR + 0.33%)(a)	5.64%	12/29/2025	20,000	20,073,620

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	01/23/2026	58,000	58,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	01/29/2026	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	01/30/2026	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	02/20/2026	70,000	70,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	03/04/2026	286,000	286,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	03/05/2026	160,000	160,000,000

				4,323,456,186

Federal Home Loan Bank (FHLB)-9.35%
Federal Home Loan Bank (SOFR + 0.07%)(a)	5.38%	06/17/2024	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	08/08/2024	13,000	12,998,705

Federal Home Loan Bank	5.50%	08/12/2024	454,000	453,924,158

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/04/2024	13,000	12,998,644

Federal Home Loan Bank (SOFR + 0.02%)(a)	5.33%	09/10/2024	15,000	14,999,168

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/23/2024	10,000	9,998,973

Federal Home Loan Bank	5.59%	09/27/2024	820,000	820,000,000

Federal Home Loan Bank(b)	5.27%	11/01/2024	400,000	386,334,444

Federal Home Loan Bank(b)	4.86%	01/10/2025	304,000	291,630,999

Federal Home Loan Bank	5.03%	01/10/2025	300,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	5.36%	02/05/2025	$13,000	$12,999,762

Federal Home Loan Bank(b)	5.00%	02/10/2025	570,000	543,923,136

Federal Home Loan Bank (SOFR + 0.09%)(a)	5.40%	07/16/2025	400,000	400,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	07/24/2025	217,000	217,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	08/21/2025	11,800	11,809,970

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	180,000	180,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	09/02/2025	10,000	10,009,918

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	350,000	350,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/22/2025	290,000	290,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	10/16/2025	300,000	300,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	11/12/2025	7,000	7,002,803

Federal Home Loan Bank (SOFR + 0.20%)(a)	5.51%	11/14/2025	250,000	250,058,280

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	11/17/2025	10,000	10,007,394

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/08/2025	37,000	37,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/11/2025	258,000	258,000,000

Federal Home Loan Bank (SOFR + 0.12%)(a)	5.43%	12/19/2025	50,000	49,999,819

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	01/02/2026	8,000	8,002,473

Federal Home Loan Bank (SOFR + 0.19%)(a)	5.50%	01/14/2026	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	01/26/2026	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	5.44%	02/09/2026	400,000	400,001,870

				6,213,700,516

U.S. International Development Finance Corp. (DFC)-0.21%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/15/2025	7,833	7,833,336

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,842	1,842,105

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/09/2026	12,750	12,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	4,583	4,583,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/30/2027	8,182	8,181,818

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	8,889	8,888,889

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2028	43,182	43,181,819

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	05/15/2030	5,980	5,980,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	$28,125	$28,125,000

				137,316,301

Total U.S. Government Sponsored Agency Securities (Cost $10,674,473,003)				10,674,473,003

U.S. Treasury Securities-8.62%
U.S. Treasury Bills-0.65%(b)
U.S. Treasury Bills	4.79%-4.81%	01/23/2025	450,000	431,250,472

U.S. Treasury Floating Rate Notes-4.61%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	5.47%	10/31/2024	459,800	459,698,106

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.53%	01/31/2025	1,308,000	1,308,194,959

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.42%	04/30/2025	829,000	828,990,756

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.53%	07/31/2025	264,000	263,829,648

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	200,000	200,153,349

				3,060,866,818

U.S. Treasury Notes-3.36%
U.S. Treasury Notes	0.38%	08/15/2024	150,000	146,599,715

U.S. Treasury Notes	2.38%	08/15/2024	680,000	670,714,454

U.S. Treasury Notes	1.50%	10/31/2024	500,000	488,724,035

U.S. Treasury Notes	0.75%	11/15/2024	293,000	284,287,951

U.S. Treasury Notes	2.25%	11/15/2024	658,000	645,108,388

				2,235,434,543

Total U.S. Treasury Securities (Cost $5,727,551,833)				5,727,551,833

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-24.69% (Cost $16,402,024,836)				16,402,024,836

			Repurchase Amount
Repurchase Agreements-75.87%(d)
Bank of Nova Scotia, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,066; 2.00% -7.00%; 12/31/2027 - 01/01/2054)(e)	5.32%	03/01/2024	190,196,544	190,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(e)	5.00%	10/28/2024	980,831,250	945,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	1,240,401,038	1,195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	$2,100,316,750	$2,100,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	650,098,222	650,000,000

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	600,088,333	600,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	500,074,306	500,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	470,069,978	470,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	1,085,162,147	1,085,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	700,104,417	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(e)(f)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	500,074,444	500,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,000,149,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.22%; 03/25/2028 - 11/20/2070)(e)(f)	5.37%	03/01/2024	1,000,149,167	1,000,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	364,210,700	360,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	353,005,528	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% -7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	$96,284,743	$95,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 -12/31/2026)(e)	5.32%	03/07/2024	5,505,689,444	5,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	300,044,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	260,038,350	260,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 -02/15/2032)	5.30%	03/01/2024	5,000,736,111	5,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/29/2024, maturing value of $2,200,325,111 (collateralized by U.S. government sponsored agency obligations valued at $2,244,000,959; 0.00% - 5.63%; 03/07/2024 - 06/26/2026)	5.32%	03/01/2024	2,200,325,111	2,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	3,700,544,722	3,700,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,070; 2.13% - 4.75%; 08/15/2052 - 02/15/2054)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,040,200	250,003,255

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% -7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	569,121,989	565,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	788,361,981	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	170,176,325	170,000,469

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 -08/15/2043)(e)	5.33%	03/06/2024	1,097,110,856	1,095,975,000

Prudential Insurance Co. of America, agreement dated 02/29/2024, maturing value of $140,510,800 (collateralized by U.S. Treasury obligations valued at $143,855,270; 0.00%; 05/15/2037 - 08/15/2042)	5.33%	03/01/2024	140,510,800	140,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	$2,719,471,750	$2,705,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	1,499,056,667	1,488,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 -11/15/2053)(e)	5.33%	03/21/2024	1,007,402,778	1,000,000,000

Royal Bank of Canada, term agreement dated 02/01/2024, maturing value of $1,007,281,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,069; 0.00% - 7.50%; 05/15/2024 - 06/01/2062)(e)	5.35%	03/21/2024	1,007,281,944	1,000,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(e)	5.32%	03/01/2024	685,708,594	685,000,000

Standard Chartered Bank, agreement dated 02/29/2024, maturing value of $2,750,405,625 (collateralized by U.S. Treasury obligations valued at $2,805,413,830; 0.00% - 5.45%; 03/07/2024 - 02/15/2054)	5.31%	03/01/2024	2,750,405,625	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	515,792,840	515,716,629

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	1,543,598,125	1,543,370,478

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	813,748,294	813,626,476

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(e)	5.39%	03/04/2024	813,308,385	812,943,238

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	1,809,404,917	1,785,000,000

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 - 01/01/2059)	5.38%	05/23/2024	390,178,250	385,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	$380,090,625	$375,000,000

Total Repurchase Agreements (Cost $50,415,125,545)				50,415,125,545

TOTAL INVESTMENTS IN SECURITIES(h)-100.56% (Cost $66,817,150,381)				66,817,150,381

OTHER ASSETS LESS LIABILITIES-(0.56)%				(370,434,626)

NET ASSETS-100.00%				$66,446,715,755

Investment Abbreviations:

EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	71.2%

8-30	0.9

31-60	0.5

61-90	3.4

91-180	2.1

181+	21.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.92%
U.S. Treasury Bills-99.54%(a)
U.S. Treasury Bills	5.30%	03/05/2024	$59,350	$59,315,225

U.S. Treasury Bills	5.29%-5.32%	03/12/2024	259,600	259,181,275

U.S. Treasury Bills	5.30%-5.32%	03/19/2024	293,150	292,376,177

U.S. Treasury Bills	4.61%-5.30%	03/21/2024	33,300	33,205,074

U.S. Treasury Bills	5.31%-5.32%	03/26/2024	250,000	249,082,681

U.S. Treasury Bills	5.30%	03/28/2024	11,200	11,155,761

U.S. Treasury Bills	5.31%	04/02/2024	220,000	219,061,510

U.S. Treasury Bills	5.27%	04/04/2024	9,000	8,992,101

U.S. Treasury Bills	5.32%	04/11/2024	75,000	74,548,146

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	6,500	6,460,868

U.S. Treasury Bills	5.21%	04/23/2024	9,000	8,857,891

U.S. Treasury Bills	5.28%	05/02/2024	20,000	19,820,545

U.S. Treasury Bills	5.31%	05/09/2024	5,600	5,543,811

U.S. Treasury Bills	5.24%	05/14/2024	8,000	7,915,369

U.S. Treasury Bills	5.30%	05/16/2024	27,000	26,701,890

U.S. Treasury Bills	5.19%	06/13/2024	1,000	985,758

U.S. Treasury Bills	5.16%	07/11/2024	10,500	10,306,345

U.S. Treasury Bills	5.10%	07/18/2024	31,000	30,404,520

U.S. Treasury Bills	5.15%	07/25/2024	23,000	22,531,746

U.S. Treasury Bills	5.11%	08/01/2024	16,000	15,661,020

U.S. Treasury Bills	5.17%	08/08/2024	13,000	12,708,800

U.S. Treasury Bills	5.20%	08/15/2024	6,700	6,542,577

U.S. Treasury Bills	5.44%	08/15/2024	13,000	12,679,550

U.S. Treasury Bills	5.04%-5.12%	11/29/2024	19,250	18,545,459

U.S. Treasury Bills	4.78%-4.82%	12/26/2024	18,600	17,888,010

U.S. Treasury Bills	4.79%-4.95%	01/23/2025	28,000	26,822,598

U.S. Treasury Bills	4.93%	02/20/2025	8,500	8,105,359

				1,465,400,066

U.S. Treasury Floating Rate Notes-7.78%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	10,000	9,993,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	21,500	21,501,417

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	26,000	26,002,647

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	18,000	17,985,781

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	24,000	23,993,826

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	15,000	15,011,478

				114,488,483

U.S. Treasury Notes-3.60%
U.S. Treasury Notes	0.38%	08/15/2024	8,800	8,599,179

U.S. Treasury Notes	1.50%	10/31/2024	23,000	22,480,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Notes	0.75%	11/15/2024	$12,500	$12,127,979

U.S. Treasury Notes	2.25%	11/15/2024	10,000	9,802,935

				53,010,119

TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $1,632,898,668)				1,632,898,668

OTHER ASSETS LESS LIABILITIES-(10.92)%				(160,790,859)

NET ASSETS-100.00%				$1,472,107,809

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	4.2%

8-30	51.5

31-60	18.3

61-90	3.7

91-180	8.0

181+	14.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,104,360,676	$253,660,384	$8,940,111,357	$16,402,024,836	$1,632,898,668

Repurchase agreements, at value and cost	435,454,853	113,816,049	22,619,013,757	50,415,125,545	-

Cash	-	-	498,357,159	678,791,672	34,640

Due from broker	-	-	-	332,426,526	-

Receivable for:
Fund shares sold	-	105,662	24,645,018	5,442,527	3,500

Interest	1,604,937	106,844	81,064,750	156,269,701	733,173

Fund expenses absorbed	62,364	31,587	948,099	465,387	37,054

Investment for trustee deferred compensation and retirement plans	3,677,258	770,140	1,724,878	785,599	84,525

Other assets	139,289	219,898	1,984,421	7,049,318	179,649

Total assets	1,545,299,377	368,710,564	32,167,849,439	67,998,381,111	1,633,971,209

Liabilities:
Payable for:
Investments purchased	-	-	668,538,095	1,389,400,360	159,342,310

Fund shares reacquired	-	1,000	7,422,499	3,396,771	-

Dividends	6,098,918	117,456	69,452,207	147,801,150	2,107,363

Accrued fees to affiliates	268,582	57,815	6,441,572	10,099,923	304,372

Accrued operating expenses	15,145	15,805	69,113	25,455	15,888

Trustee deferred compensation and retirement plans	3,820,059	804,311	1,898,699	941,697	93,467

Total liabilities	10,202,704	996,387	753,822,185	1,551,665,356	161,863,400

Net assets applicable to shares outstanding	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net assets consist of:
Shares of beneficial interest	$1,536,654,294	$368,265,946	$31,414,305,772	$66,469,733,917	$1,472,576,933

Distributable earnings (loss)	(1,557,621)	(551,769)	(278,518)	(23,018,162)	(469,124)

	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net Assets:
Institutional Class	$1,510,269,983	$347,889,943	$25,500,186,077	$52,448,049,188	$1,318,289,390

Private Investment Class	$1,087,689	$2,810,767	$1,207,377,606	$1,337,985,185	$34,963,721

Personal Investment Class	$10,270	$10,492,833	$906,767,405	$81,334,517	$11,748

Cash Management Class	$1,732,866	$445,842	$320,693,823	$565,718,749	$6,864,800

Reserve Class	$116,727	$534,843	$727,312,025	$533,682,326	$101,195,974

Resource Class	$262,666	$414	$24,161,002	$139,915,696	$10,770,872

Corporate Class	$9,021,344	$5,539,535	$1,687,923,703	$294,246,055	$11,304

CAVU Securities Class	$12,595,128	$-	$1,039,605,613	$11,045,784,039	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,509,540,018	347,872,009	25,498,254,355	52,466,127,578	1,318,658,359

Private Investment Class	1,087,163	2,810,624	1,207,299,084	1,338,446,032	34,973,535

Personal Investment Class	10,265	10,492,299	906,700,624	81,362,502	11,752

Cash Management Class	1,732,029	445,819	320,668,278	565,917,132	6,866,727

Reserve Class	116,670	534,815	727,266,384	533,865,906	101,224,425

Resource Class	262,539	414	24,157,181	139,963,874	10,773,901

Corporate Class	9,016,983	5,539,253	1,687,822,279	294,347,398	11,307

CAVU Securities Class	12,589,040	-	1,039,527,339	11,049,590,206	-

Net asset value, offering and redemption price per share for each class	$1.0005	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$1,539,369,247	$367,490,011	$31,559,125,114	$66,817,150,381	$1,632,898,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Investment income:
Interest	$54,840,161	$9,618,070	$947,334,092	$1,902,377,528	$39,644,009

Expenses:
Advisory fees	1,466,211	264,306	26,110,181	35,049,589	920,361

Administrative services fees	430,090	77,530	7,659,004	15,422,230	322,915

Custodian fees	5,949	10,187	197,802	750,832	3,197

Distribution fees:
Private Investment Class	1,601	3,837	1,650,216	1,780,174	37,939

Personal Investment Class	27	9,863	2,561,222	227,212	31

Cash Management Class	685	176	112,782	233,146	2,673

Reserve Class	548	1,252	3,048,055	2,246,406	513,302

Resource Class	257	-	45,918	147,171	3,275

Corporate Class	858	714	233,599	48,980	180

Transfer agent fees	87,971	15,858	1,566,586	3,154,488	66,050

Trustees’ and officers’ fees and benefits	16,155	6,815	148,337	320,459	14,115

Registration and filing fees	34,048	33,932	216,241	266,202	45,888

Reports to shareholders	5,896	5,640	10,845	23,709	5,545

Professional services fees	22,754	18,952	119,105	289,710	21,320

Other	66,267	37,096	537,316	722,295	59,062

Total expenses	2,139,317	486,158	44,217,209	60,682,603	2,015,853

Less: Fees waived and expenses reimbursed	(374,436)	(152,845)	(5,208,875)	(625,539)	(136,356)

Net expenses	1,764,881	333,313	39,008,334	60,057,064	1,879,497

Net investment income	53,075,280	9,284,757	908,325,758	1,842,320,464	37,764,512

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	9,518	(5)	1,484,359	3,122,012	24,612

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	712,757	(9,882)	-	-	-

Net realized and unrealized gain (loss)	722,275	(9,887)	1,484,359	3,122,012	24,612

Net increase in net assets resulting from operations	$53,797,555	$9,274,870	$909,810,117	$1,845,442,476	$37,789,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$53,075,280	$81,070,394	$9,284,757	$15,631,347

Net realized gain (loss)	9,518	2,847	(5)	153

Change in net unrealized appreciation (depreciation)	712,757	(22,559)	(9,882)	1,664

Net increase in net assets resulting from operations	53,797,555	81,050,682	9,274,870	15,633,164

Distributions to shareholders from distributable earnings:
Institutional Class	(52,479,414)	(80,699,792)	(8,993,244)	(15,532,523)

Private Investment Class	(27,389)	(43,207)	(63,757)	(19,712)

Personal Investment Class	(250)	(398)	(84,869)	(3,623)

Cash Management Class	(45,767)	(73,755)	(11,432)	(19,230)

Reserve Class	(2,872)	(5,393)	(6,348)	(2,735)

Resource Class	(6,730)	(10,560)	(11)	(18)

Corporate Class	(154,498)	(150,333)	(125,096)	(53,506)

CAVU Securities Class	(358,360)	(86,956)	-	-

Total distributions from distributable earnings	(53,075,280)	(81,070,394)	(9,284,757)	(15,631,347)

Share transactions-net:
Institutional Class	(676,994,916)	444,886,451	(81,779,112)	107,202,226

Private Investment Class	28,039	(13,637)	2,145,168	208,366

Personal Investment Class	9	10	10,400,367	3,243

Cash Management Class	22,950	(10,809)	8,174	68,628

Reserve Class	(18,969)	(39,355)	293,830	170,771

Resource Class	7,847	6,794	13	16

Corporate Class	4,723,841	4,275,706	2,527,996	2,990,408

CAVU Securities Class	(1,401,903)	13,891,649	-	-

Net increase (decrease) in net assets resulting from share transactions	(673,633,102)	462,996,809	(66,403,564)	110,643,658

Net increase (decrease) in net assets	(672,910,827)	462,977,097	(66,413,451)	110,645,475

Net assets:
Beginning of period	2,208,007,500	1,745,030,403	434,127,628	323,482,153

End of period	$1,535,096,673	$2,208,007,500	$367,714,177	$434,127,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$908,325,758	$1,636,379,490	$1,842,320,464	$3,545,474,831

Net realized gain	1,484,359	3,331,458	3,122,012	1,842,825

Net increase in net assets resulting from operations	909,810,117	1,639,710,948	1,845,442,476	3,547,317,656

Distributions to shareholders from distributable earnings:
Institutional Class	(762,420,943)	(1,425,848,124)	(1,480,547,139)	(2,937,396,325)

Private Investment Class	(27,243,761)	(27,974,050)	(29,470,877)	(31,871,187)

Personal Investment Class	(21,942,918)	(18,833,514)	(1,949,609)	(1,724,597)

Cash Management Class	(7,304,210)	(10,262,717)	(15,131,304)	(28,870,727)

Reserve Class	(15,387,050)	(26,643,468)	(11,358,502)	(18,675,529)

Resource Class	(1,462,655)	(2,858,404)	(4,700,152)	(7,821,438)

Corporate Class	(40,740,879)	(66,239,040)	(8,554,213)	(54,893,700)

CAVU Securities Class	(31,823,342)	(57,720,173)	(290,608,668)	(464,221,328)

Total distributions from distributable earnings	(908,325,758)	(1,636,379,490)	(1,842,320,464)	(3,545,474,831)

Share transactions-net:
Institutional Class	(3,336,093,258)	7,411,651,408	(13,214,481,056)	4,490,547,363

Private Investment Class	120,239,725	705,232,421	365,938,634	394,333,067

Personal Investment Class	59,051,615	266,760,119	(5,374,469)	47,387,887

Cash Management Class	141,914,366	(216,057,236)	(70,007,227)	(506,942,746)

Reserve Class	111,080,652	(371,297,287)	91,494,725	(156,621,571)

Resource Class	(66,974,645)	13,734,527	(26,007,072)	30,913,371

Corporate Class	124,857,867	1,088,925,297	(1,261,983)	(247,224,939)

CAVU Securities Class	(226,082,914)	708,337,686	(1,713,814,046)	7,909,884,014

Net increase (decrease) in net assets resulting from share transactions	(3,072,006,592)	9,607,286,935	(14,573,512,494)	11,962,276,446

Net increase (decrease) in net assets	(3,070,522,233)	9,610,618,393	(14,570,390,482)	11,964,119,271

Net assets:
Beginning of period	34,484,549,487	24,873,931,094	81,017,106,237	69,052,986,966

End of period	$31,414,027,254	$34,484,549,487	$66,446,715,755	$81,017,106,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 29, 2024	August 31, 2023

Operations:
Net investment income	$37,764,512	$59,282,259

Net realized gain (loss)	24,612	(315,693)

Net increase in net assets resulting from operations	37,789,124	58,966,566

Distributions to shareholders from distributable earnings:
Institutional Class	(34,138,527)	(55,729,583)

Private Investment Class	(753,583)	(733,670)

Personal Investment Class	(266)	(287,819)

Cash Management Class	(171,845)	(151,109)

Reserve Class	(2,565,451)	(1,944,055)

Resource Class	(103,611)	(236,076)

Corporate Class	(31,229)	(199,947)

Total distributions from distributable earnings	(37,764,512)	(59,282,259)

Share transactions-net:
Institutional Class	(164,879,356)	381,291,981

Private Investment Class	10,909,676	9,497,580

Personal Investment Class	1,108	(12,709,449)

Cash Management Class	(3,497,188)	10,285,327

Reserve Class	27,219,785	31,852,196

Resource Class	4,529,792	6,145,804

Corporate Class	(2,767,152)	(563,244)

Net increase (decrease) in net assets resulting from share transactions	(128,483,335)	425,800,195

Net increase (decrease) in net assets	(128,458,723)	425,484,502

Net assets:
Beginning of period	1,600,566,532	1,175,082,030

End of period	$1,472,107,809	$1,600,566,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/29/24	$1.0001	$0.0269	$ 0.0004	$0.0273	$(0.0269)	$ -	$ -	$(0.0269)	$1.0005	2.76%	$ 9,021	0.21	%(c)	0.25	%(c)	5.40	%(c)
Year ended 08/31/23	1.0002	0.0441	(0.0004)	0.0437	(0.0438)	-	-	(0.0438)	1.0001	4.46	4,298	0.21		0.25		4.41
Year ended 08/31/22	1.0004	0.0047	(0.0000)	0.0047	(0.0049)	-	-	(0.0049)	1.0002	0.47	23	0.19		0.25		0.47
Year ended 08/31/21	1.0006	0.0003	(0.0002)	0.0001	(0.0003)	-	-	(0.0003)	1.0004	0.01	23	0.19		0.25		0.03
Year ended 08/31/20	1.0004	0.0123	(0.0006)	0.0117	(0.0115)	-	-	(0.0115)	1.0006	1.17	39	0.21		0.25		1.23
Year ended 08/31/19	1.0004	0.0234	(0.0000)	0.0234	(0.0234)	-	-	(0.0234)	1.0004	2.36	327	0.21		0.25		2.34
Invesco STIC Prime Portfolio
Six months ended 02/29/24	1.0001	0.0261	(0.0000)	0.0261	(0.0261)	-	-	(0.0261)	1.0001	2.64	5,540	0.21	(c)	0.30	(c)	5.25	(c)
Year ended 08/31/23	1.0000	0.0421	0.0007	0.0428	(0.0427)	-	-	(0.0427)	1.0001	4.37	3,012	0.21		0.30		4.21
Year ended 08/31/22	1.0000	0.0049	(0.0000)	0.0049	(0.0045)	-	(0.0004)	(0.0049)	1.0000	0.49	21	0.16		0.31		0.60
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	21	0.13		0.33		0.01
Year ended 08/31/20	1.0001	0.0114	(0.0013)	0.0101	(0.0102)	-	-	(0.0102)	1.0000	1.03	21	0.21		0.29		1.13
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	-	(0.0224)	1.0001	2.26	21	0.21		0.28		2.23
Invesco Treasury Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.63	1,687,924	0.21	(c)	0.24	(c)	5.23	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.34	1,562,966	0.21		0.25		4.35
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.45	473,992	0.14		0.24		0.46
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	266,548	0.10		0.24		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.88	1,133,683	0.21		0.24		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.17	429,129	0.21		0.24		2.15
Invesco Government & Agency Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.63	294,246	0.19	(c)	0.19	(c)	5.24	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.35	295,514	0.19		0.19		4.36
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.49	542,615	0.12		0.19		0.53
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	1,082,096	0.08		0.19		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.92	31,268	0.18		0.18		0.82
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.19	40,349	0.19		0.19		2.17
Invesco Treasury Obligations Portfolio
Six months ended 02/29/24	1.00	0.03	(0.00)	0.03	(0.03)	-	-	(0.03)	1.00	2.61	11	0.21	(c)	0.23	(c)	5.19	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.22	2,778	0.21		0.23		4.19
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.42	3,341	0.15		0.24		0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	5,033	0.10		0.24		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.91	10,442	0.21		0.23		0.81
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.14	10	0.21		0.24		2.12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

30	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

31	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the six months ended February 29, 2024, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

32	Short-Term Investments Trust

For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$374,436

Invesco STIC Prime Portfolio	152,845

Invesco Treasury Portfolio	5,208,875

Invesco Government & Agency Portfolio	625,539

Invesco Treasury Obligations Portfolio	136,356

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have

33	Short-Term Investments Trust

certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 29, 2024
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,539,369,247	$476,780	$(30,498)	$446,282

Invesco STIC Prime Portfolio	367,490,011	-	(13,578)	(13,578)

Invesco Treasury Portfolio	31,559,669,428	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,632,932,827	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 8–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,160,496,220	$7,163,617,490	14,689,381,103	$14,692,392,767

Private Investment Class	507	507	461	461

Cash Management Class	2	2	3,194	3,195

Reserve Class	20	20	74	74

Corporate Class	5,995,803	6,000,000	6,918,117	6,920,000

CAVU Securities Class	822,603	822,755	20,940,809	20,942,903

34	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	7,929,027	$7,932,448	8,488,080	$8,489,799

Private Investment Class	31,000	31,013	39,164	39,172

Personal Investment Class	9	9	10	10

Cash Management Class	53,335	53,357	68,982	68,996

Reserve Class	3,401	3,403	5,067	5,068

Resource Class	7,844	7,847	9,857	9,859

Corporate Class	173,928	174,007	130,854	130,878

CAVU Securities Class	417,868	418,038	20,195	20,197

Reacquired:
Institutional Class	(7,845,121,389)	(7,848,544,854)	(14,253,037,054)	(14,255,996,115)

Private Investment Class	(3,480)	(3,481)	(53,258)	(53,270)

Cash Management Class	(30,397)	(30,409)	(82,976)	(83,000)

Reserve Class	(22,382)	(22,392)	(44,488)	(44,497)

Resource Class	-	-	(3,064)	(3,065)

Corporate Class	(1,449,876)	(1,450,166)	(2,774,617)	(2,775,172)

CAVU Securities Class	(2,641,654)	(2,642,696)	(7,070,744)	(7,071,451)

Net increase (decrease) in share activity	(673,337,611)	$(673,633,102)	462,939,766	$462,996,809

(a)	40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	774,718,524	$774,794,102	1,869,976,252	$1,870,028,473

Private Investment Class	2,514,749	2,515,000	611,125	611,137

Personal Investment Class	14,007,334	14,008,444	200,000	200,000

Cash Management Class	-	-	202,044	202,044

Reserve Class	402,960	403,001	169,984	170,001

Resource Class	2,081,792	2,082,002	1	1

Corporate Class	3,568,657	3,569,013	3,184,015	3,184,088

Issued as reinvestment of dividends:
Institutional Class	9,144,133	9,145,046	9,572,929	9,573,297

Private Investment Class	8,160	8,161	13,902	13,903

Personal Investment Class	81,392	83,274	3,243	3,243

Cash Management Class	8,174	8,174	10,701	10,702

Reserve Class	6,903	6,903	2,271	2,271

Resource Class	13	13	16	16

Corporate Class	137,512	137,525	40,528	40,531

Reacquired:
Institutional Class	(865,637,240)	(865,718,260)	(1,772,368,596)	(1,772,399,544)

Private Investment Class	(377,955)	(377,993)	(416,660)	(416,674)

Personal Investment Class	(3,691,072)	(3,691,351)	(200,000)	(200,000)

Cash Management Class	-	-	(144,115)	(144,118)

Reserve Class	(116,063)	(116,074)	(1,502)	(1,501)

Resource Class	(2,081,793)	(2,082,002)	(1)	(1)

Corporate Class	(1,178,428)	(1,178,542)	(234,201)	(234,211)

Net increase (decrease) in share activity	(66,402,248)	$(66,403,564)	110,621,936	$110,643,658

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,242,657,004	$132,242,657,004	274,406,114,953	$274,406,114,953

Private Investment Class	1,150,357,912	1,150,357,912	1,927,265,025	1,927,265,025

Personal Investment Class	2,420,984,799	2,420,984,799	2,652,216,519	2,652,216,519

Cash Management Class	667,373,212	667,373,212	891,962,433	891,962,433

Reserve Class	1,762,030,465	1,762,030,465	4,059,561,441	4,059,561,441

Resource Class	110,949,418	110,949,418	289,292,340	289,292,340

Corporate Class	6,253,732,443	6,253,732,443	13,246,649,542	13,246,649,542

CAVU Securities Class	9,867,223,140	9,867,223,140	22,252,025,618	22,252,025,618

Issued as reinvestment of dividends:
Institutional Class	315,492,829	315,492,829	429,132,893	429,132,893

Private Investment Class	23,361,810	23,361,810	15,063,443	15,063,443

Personal Investment Class	12,825,235	12,825,235	11,951,452	11,951,452

Cash Management Class	4,819,488	4,819,488	9,757,614	9,757,614

Reserve Class	15,387,050	15,387,050	23,854,384	23,854,384

Resource Class	1,462,655	1,462,655	2,503,679	2,503,679

Corporate Class	38,187,635	38,187,635	27,110,572	27,110,572

CAVU Securities Class	11,365,314	11,365,314	28,156,470	28,156,470

Reacquired:
Institutional Class	(135,894,243,091)	(135,894,243,091)	(267,423,596,438)	(267,423,596,438)

Private Investment Class	(1,053,479,997)	(1,053,479,997)	(1,237,096,047)	(1,237,096,047)

Personal Investment Class	(2,374,758,419)	(2,374,758,419)	(2,397,407,852)	(2,397,407,852)

Cash Management Class	(530,278,334)	(530,278,334)	(1,117,777,283)	(1,117,777,283)

Reserve Class	(1,666,336,863)	(1,666,336,863)	(4,454,713,112)	(4,454,713,112)

Resource Class	(179,386,718)	(179,386,718)	(278,061,492)	(278,061,492)

Corporate Class	(6,167,062,211)	(6,167,062,211)	(12,184,834,817)	(12,184,834,817)

CAVU Securities Class	(10,104,671,368)	(10,104,671,368)	(21,571,844,402)	(21,571,844,402)

Net increase (decrease) in share activity	(3,072,006,592)	$(3,072,006,592)	9,607,286,935	$9,607,286,935

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	295,455,661,195	$295,455,661,195	676,317,844,983	$676,317,844,983

Private Investment Class	1,700,112,768	1,700,112,768	2,772,830,810	2,772,830,810

Personal Investment Class	259,074,511	259,074,511	291,186,446	291,186,446

Cash Management Class	117,341,060	117,341,060	687,171,805	687,171,805

Reserve Class	901,547,425	901,547,425	1,637,403,110	1,637,403,110

Resource Class	836,902,473	836,902,473	1,746,682,416	1,746,682,416

Corporate Class	760,110,385	760,110,385	15,706,196,046	15,706,196,046

CAVU Securities Class	65,813,712,684	65,813,712,684	138,982,525,837	138,982,525,837

Issued as reinvestment of dividends:
Institutional Class	726,791,934	726,791,934	1,169,954,288	1,169,954,288

Private Investment Class	20,471,417	20,471,417	19,707,465	19,707,465

Personal Investment Class	1,843,389	1,843,389	1,370,472	1,370,472

Cash Management Class	4,293,145	4,293,145	5,398,766	5,398,766

Reserve Class	11,358,502	11,358,502	16,666,940	16,666,940

Resource Class	4,030,878	4,030,878	6,163,097	6,163,097

Corporate Class	4,751,900	4,751,900	30,430,600	30,430,600

CAVU Securities Class	219,180,136	219,180,136	269,901,724	269,901,724

Reacquired:
Institutional Class	(309,396,934,185)	(309,396,934,185)	(672,997,251,908)	(672,997,251,908)

Private Investment Class	(1,354,645,551)	(1,354,645,551)	(2,398,205,208)	(2,398,205,208)

Personal Investment Class	(266,292,369)	(266,292,369)	(245,169,031)	(245,169,031)

Cash Management Class	(191,641,432)	(191,641,432)	(1,199,513,317)	(1,199,513,317)

Reserve Class	(821,411,202)	(821,411,202)	(1,810,691,621)	(1,810,691,621)

Resource Class	(866,940,423)	(866,940,423)	(1,721,932,142)	(1,721,932,142)

Corporate Class	(766,124,268)	(766,124,268)	(15,983,851,585)	(15,983,851,585)

CAVU Securities Class	(67,746,706,866)	(67,746,706,866)	(131,342,543,547)	(131,342,543,547)

Net increase (decrease) in share activity	(14,573,512,494)	$(14,573,512,494)	11,962,276,446	$11,962,276,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,158,438,206	$1,158,438,206	5,169,670,586	$5,169,670,586

Private Investment Class	15,682,288	15,682,288	17,710,953	17,710,953

Personal Investment Class	842	842	8,901,266	8,901,266

Cash Management Class	2,122,371	2,122,371	11,800,855	11,800,855

Reserve Class	197,043,546	197,043,546	203,740,500	203,740,500

Resource Class	51,438,231	51,438,231	87,877,408	87,877,408

Corporate Class	4,169	4,169	20,654,915	20,654,915

Issued as reinvestment of dividends:
Institutional Class	25,163,126	25,163,126	28,171,168	28,171,168

Private Investment Class	753,583	753,583	621,107	621,107

Personal Investment Class	266	266	271,902	271,902

Cash Management Class	171,845	171,845	108,074	108,074

Reserve Class	1,173,098	1,173,098	1,364,201	1,364,201

Resource Class	103,611	103,611	208,032	208,032

Corporate Class	31,229	31,229	184,948	184,948

Reacquired:
Institutional Class	(1,348,480,688)	(1,348,480,688)	(4,816,549,773)	(4,816,549,773)

Private Investment Class	(5,526,195)	(5,526,195)	(8,834,480)	(8,834,480)

Personal Investment Class	-	-	(21,882,617)	(21,882,617)

Cash Management Class	(5,791,404)	(5,791,404)	(1,623,602)	(1,623,602)

Reserve Class	(170,996,859)	(170,996,859)	(173,252,505)	(173,252,505)

Resource Class	(47,012,050)	(47,012,050)	(81,939,636)	(81,939,636)

Corporate Class	(2,802,550)	(2,802,550)	(21,403,107)	(21,403,107)

Net increase (decrease) in share activity	(128,483,335)	$(128,483,335)	425,800,195	$425,800,195

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9–Subsequent Event

Effective on or around June 7, 2024, Invesco Government & Agency Portfolio will begin offering Premier Class shares.

39	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Corporate Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,027.60	$1.06	$1,023.82	$1.06	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,026.40	1.06	1,023.82	1.06	0.21
Invesco Treasury Portfolio	1,000.00	1,026.30	1.06	1,023.82	1.06	0.21
Invesco Government & Agency Portfolio	1,000.00	1,026.30	0.96	1,023.92	0.96	0.19
Invesco Treasury Obligations Portfolio	1,000.00	1,026.10	1.06	1,023.82	1.06	0.21

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40	Short-Term Investments Trust

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld

(1)* Beth Ann Brown	41,550,485,315.31	118,958,792.44
Carol Deckbar	41,558,499,618.72	110,944,489.03
Cynthia Hostetler	41,319,175,472.31	350,268,635.44
Dr. Eli Jones	41,576,578,291.31	92,865,816.44
Elizabeth Krentzman	41,557,953,940.31	111,490,167.44
Jeffrey H. Kupor	41,613,199,093.72	56,245,014.03
Anthony J. LaCava, Jr.	41,576,282,064.31	93,162,043.44
James Liddy	41,613,406,322.72	56,037,785.03
Dr. Prema Mathai-Davis	41,317,293,374.31	352,150,733.44
Joel W. Motley	41,605,907,628.31	63,536,479.44
Teresa M. Ressel	41,537,697,479.31	131,746,628.44
Douglas Sharp	41,613,201,685.72	56,242,422.03
Robert C. Troccoli	41,593,082,451.31	76,361,656.44
Daniel S. Vandivort	41,605,094,636.31	64,349,471.44

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust).

41	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-2

Semiannual Report to Shareholders	February 29, 2024

Cash Management Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

2	Fund Data

3	Schedules of Investments

23	Financial Statements

29	Financial Highlights

30	Notes to Financial Statements

40	Fund Expenses

41	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/29/24

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	24 - 51 days	27 days	42 days	$1.7 million
Invesco STIC Prime[1]	3 - 11 days	7 days	8 days	445.8 thousand
Invesco Treasury[2]	8 - 41 days	23 days	105 days	320.7 million
Invesco Government & Agency[2]	16 - 38 days	24 days	106 days	565.7 million
Invesco Treasury Obligations[2]	27 - 56 days	52 days	85 days	6.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-44.57%(a)

Asset Management & Custody Banks-1.60%

BofA Securities, Inc.	5.92%	07/12/2024	$25,000	$24,502,742

Asset-Backed Securities - Consumer Receivables-0.65%

Old Line Funding LLC (SOFR + 0.40%) (CEP - Royal Bank of Canada)(b)(c)(d)	5.79%	12/26/2024	10,000	10,017,085

Consumer Finance-2.89%

Toyota Finance Australia Ltd. (Australia)(c)	5.48%	05/22/2024	45,000	44,444,177

Diversified Banks-35.52%

Australia & New Zealand Banking Group Ltd. (Australia)(b)(c)	5.65%	05/24/2024	50,000	49,380,208

BNG Bank N.V. (Netherlands)(b)(c)	5.34%	03/04/2024	50,000	49,970,583

Canadian Imperial Bank of Commerce(b)(c)	5.88%	06/17/2024	25,000	24,598,450

Citigroup Global Markets, Inc.(b)	5.80%	03/25/2024	10,000	9,962,813

Commonwealth Bank of Australia (Australia)(b)(c)	5.95%	10/16/2024	25,000	24,181,264

DBS Bank Ltd. (Singapore)(b)(c)	5.32%	03/14/2024	50,000	49,896,602

Dexia Credit Local S.A. (France)(b)(c)	5.77%	03/04/2024	10,000	9,994,093

DNB Bank ASA (Norway)(b)(c)	5.97%	09/26/2024	25,000	24,243,417

ING (US) Funding LLC(b)(c)	5.82%	05/01/2024	20,000	19,815,228

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	25,000	25,026,412

Royal Bank of Canada (Canada)(b)(c)	6.00%	10/16/2024	25,000	24,160,819

Skandinaviska Enskilda Banken AB (Sweden)(b)(c)	5.79%	05/01/2024	50,000	49,545,993

Svenska Handelsbanken AB (Sweden)(b)(c)	5.54%	05/22/2024	50,000	49,391,545

Swedbank AB (Sweden)(c)	5.78%	03/12/2024	60,000	59,894,500

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.00%	04/26/2024	25,000	25,020,562

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.95%	11/01/2024	50,000	50,115,026

				545,197,515

Specialized Finance-3.91%

Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	50,000	50,003,961

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	10,000	10,005,197

				60,009,158

Total Commercial Paper (Cost $683,724,395)				684,170,677

Certificates of Deposit-21.50%

Canadian Imperial Bank of Commerce (Canada)(c)	5.31%	03/01/2024	55,000	55,000,000

DNB Bank ASA(c)	5.31%	03/01/2024	55,000	55,000,000

DZ Bank AG(c)	5.30%	03/01/2024	80,000	80,000,000

Nordea Bank Abp(c)	5.30%	03/01/2024	80,000	80,000,000

Skandinaviska Enskilda Banken AB(c)	5.31%	03/01/2024	30,000	30,000,000

Svenska Handelsbanken AB(c)	5.30%	03/01/2024	30,000	30,000,000

Total Certificates of Deposit (Cost $330,000,000)				330,000,000

Variable Rate Demand Notes-5.87%(e)

Credit Enhanced-5.87%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(b)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	$2,300	$2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.94% (Cost $1,103,914,394)				1,104,360,676

			Repurchase Amount
Repurchase Agreements-28.37%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(c)(h)	5.45%	03/06/2024	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(c)(h)	5.42%	03/06/2024	40,042,156	40,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(c)(h)	5.46%	03/01/2024	45,047,775	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(c)(h)	5.40%	03/01/2024	30,031,500	30,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	50,007,444	50,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% -8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(c)(j)	5.41%	03/01/2024	15,065,363	15,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(c)	5.39%	03/01/2024	30,004,492	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 -07/22/2062)(j)	5.61%	03/01/2024	65,294,089	65,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(c)(h)	5.50%	03/05/2024	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(c)(j)	5.49%	03/01/2024	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	30,459,354	30,454,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(c)(h)	5.40%	03/01/2024	$50,052,500	$50,000,000

Total Repurchase Agreements (Cost $435,454,853)				435,454,853

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.31% (Cost $1,539,369,247)				1,539,815,529

OTHER ASSETS LESS LIABILITIES-(0.31)%				(4,718,856)

NET ASSETS-100.00%				$1,535,096,673

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $576,179,257, which represented 37.53% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.2%; Sweden: 14.3%; France: 8.1%; Netherlands: 8.1%; Australia: 8.0%; Germany: 5.2%; Finland: 5.2%; Norway: 5.2%; other countries less than 5% each: 10.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Canadian Imperial Bank of Commerce	5.2

DZ Bank AG	5.2

Nordea Bank Abp	5.2

Skandinaviska Enskilda Banken AB	5.2

Svenska Handelsbanken AB	5.2

DNB Bank ASA	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	59.2%

8-30	11.1

31-60	1.6

61-90	13.9

91-180	5.5

181+	8.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-44.06%

Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	5.32%	03/01/2024	$18,000	$18,000,000

Canadian Imperial Bank of Commerce (Canada)(a)	5.31%	03/01/2024	18,000	18,000,000

DNB Bank ASA(a)	5.31%	03/01/2024	18,000	18,000,000

DZ Bank AG(a)	5.30%	03/01/2024	18,000	18,000,000

Mizuho Bank Ltd.(a)	5.32%	03/01/2024	18,000	18,000,000

Nordea Bank Abp(a)	5.30%	03/01/2024	18,000	18,000,000

Skandinaviska Enskilda Banken AB(a)	5.31%	03/01/2024	18,000	18,000,000

Sumitomo Mitsui Trust Bank Ltd.(a)	5.31%	03/01/2024	18,000	18,000,000

Svenska Handelsbanken AB(a)	5.30%	03/01/2024	18,000	18,000,000

Total Certificates of Deposit (Cost $162,000,000)				162,000,000

Commercial Paper-22.21%(b)

Asset-Backed Securities - Fully Supported-1.08%

Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	5.38%	04/15/2024	4,000	3,972,323

Asset-Backed Securities - Fully Supported Bank-4.07%

Anglesea Funding LLC (Multi - CEP’s)(a)(c)	5.35%	03/08/2024	6,000	5,992,898

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(a)(c)	5.37%	03/06/2024	6,000	5,994,656

Versailles Commercial Paper LLC (CEP - Natixis SA)(a)	5.39%	04/03/2024	3,000	2,984,799

				14,972,353

Diversified Banks-4.33%

Banco Santander S.A. (Spain)(a)(c)	5.37%	04/01/2024	5,000	4,976,108

BNG Bank N.V. (Netherlands)(a)(c)	5.36%	04/05/2024	6,000	5,968,014

Lloyds Bank Corporate Markets PLC(a)	5.37%	04/08/2024	5,000	4,971,086

				15,915,208

Diversified Capital Markets-4.88%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(c)	5.41%	03/18/2024	6,000	5,983,923

Great Bear Funding LLC (CEP - Bank of Nova Scotia)(a)(c)	5.36%	03/21/2024	6,000	5,981,138

Pacific Life Short Term Funding LLC(c)	5.37%	04/08/2024	6,000	5,965,258

				17,930,319

Diversified Financial Services-1.63%

Erste Abwicklungsanstalt (Germany)(a)(c)	5.36%	03/07/2024	6,000	5,993,799

Integrated Oil & Gas-1.63%

TotalEnergies Capital S.A. (France)(a)(c)	5.36%	03/11/2024	6,000	5,990,217

Life & Health Insurance-1.62%

New York Life Capital Corp.(c)	5.35%	04/08/2024	6,000	5,965,368

Pharmaceuticals-1.62%

Novartis Finance Corp.(a)(c)	5.38%	04/22/2024	6,000	5,952,983

Regional Banks-1.35%

Macquarie Bank Ltd. (Australia)(a)(c)	5.36%	04/12/2024	5,000	4,967,814

Total Commercial Paper (Cost $81,673,962)				81,660,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes-2.72%(d)

Credit Enhanced-2.72%

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(c)(e)	5.92%	04/01/2047	$5,000	$5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	5.38%	05/01/2037	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.99% (Cost $253,673,962)				253,660,384

			Repurchase Amount
Repurchase Agreements-30.95%(f)

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 -02/25/2069)(a)(g)	5.45%	03/06/2024	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 -04/20/2072)(a)(g)	5.42%	03/06/2024	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% -9.70%; 04/22/2024 - 02/09/2064)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(g)(h)	5.36%	03/01/2024	10,001,489	10,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(g)	5.40%	03/01/2024	5,000,750	5,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(a)	5.39%	03/01/2024	10,001,497	10,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(a)(g)	5.50%	03/05/2024	10,010,694	10,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(a)(i)	5.49%	03/01/2024	5,000,763	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	40,822,081	40,816,049

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

Total Repurchase Agreements (Cost $113,816,049)				113,816,049

TOTAL INVESTMENTS IN SECURITIES(j)(k)-99.94% (Cost $367,490,011)				367,476,433

OTHER ASSETS LESS LIABILITIES-0.06%				237,744

NET ASSETS-100.00%				$367,714,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.1%; Japan: 12.8%; Sweden: 9.8%; France: 7.6%; Germany: 6.5%; Australia: 6.2%; other countries less than 5% each: 20.1%.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $78,704,499, which represented 21.40% of the Fund’s Net Assets.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	81.0%

8-30	6.5

31-60	12.5

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-28.46%

U.S. Treasury Bills-6.12%(a)

U.S. Treasury Bills	5.44%	03/05/2024	$305,900	$305,718,499

U.S. Treasury Bills	5.49%	04/04/2024	750,000	746,217,500

U.S. Treasury Bills	5.47%	05/02/2024	200,000	198,167,555

U.S. Treasury Bills	4.83%-4.87%	12/26/2024	349,000	335,455,208

U.S. Treasury Bills	4.81%	01/23/2025	350,000	335,339,084

				1,920,897,846

U.S. Treasury Floating Rate Notes-16.34%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	558,000	558,201,843

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,875,000	1,875,574,221

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	1,300,000	1,299,198,410

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	1,000,000	999,655,661

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	400,000	400,306,001

				5,132,936,136

U.S. Treasury Notes-6.00%

U.S. Treasury Notes	3.00%	06/30/2024	250,000	247,995,944

U.S. Treasury Notes	0.38%	08/15/2024	500,000	488,596,330

U.S. Treasury Notes	0.38%	09/15/2024	250,000	243,314,278

U.S. Treasury Notes	1.50%	10/31/2024	250,000	244,108,101

U.S. Treasury Notes	4.38%	10/31/2024	419,000	416,947,265

U.S. Treasury Notes	2.25%	11/15/2024	250,000	245,315,457

				1,886,277,375

Total U.S. Treasury Securities (Cost $8,940,111,357)				8,940,111,357

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.46% (Cost $8,940,111,357)				8,940,111,357

			Repurchase Amount
Repurchase Agreements-72.00%(c)

ABN AMRO Bank N.V., agreement dated 02/29/2024, maturing value of $450,066,375 (collateralized by U.S. Treasury obligations valued at $459,000,053; 0.38% - 1.25%; 09/30/2027 - 07/31/2028)	5.31%	03/01/2024	450,066,375	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 -02/15/2049)(d)	5.00%	10/28/2024	1,095,002,083	1,055,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 -05/15/2053)(d)(e)	5.43%	03/01/2024	1,090,164,408	1,090,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 -02/15/2051)(d)(e)	5.44%	03/01/2024	490,074,044	490,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	$400,058,889	$400,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 -02/15/2054)(d)(e)	5.35%	03/01/2024	300,044,583	300,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 -08/15/2053)(d)(e)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(d)(e)	5.36%	03/01/2024	200,029,778	200,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,500,222,917 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 0.13% - 4.63%; 02/28/2026 - 08/15/2044)(d)(e)	5.35%	03/01/2024	1,500,222,917	1,500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,005; 1.88% - 5.00%; 07/15/2025 - 05/15/2037)(e)	5.40%	03/01/2024	500,075,000	500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $750,111,667 (collateralized by U.S. Treasury obligations valued at $765,000,012; 1.63% - 4.50%; 10/31/2026 - 05/15/2048)(d)(e)	5.36%	03/01/2024	750,111,667	750,000,000

CIBC World Markets Corp., term agreement dated 02/01/2024, maturing value of $705,078,306 (collateralized by U.S. Treasury obligations valued at $714,000,025; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/21/2024	705,078,306	700,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $187,490,177 (collateralized by U.S. Treasury obligations valued at $188,700,025; 0.13% - 5.00%; 07/31/2024 - 02/15/2050)(d)	5.33%	03/14/2024	187,490,177	185,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $927,316,281 (collateralized by U.S. Treasury obligations valued at $933,300,029; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/14/2024	927,316,281	915,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 -12/31/2026)(d)	5.32%	03/07/2024	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	500,073,750	500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,400,206,111	1,400,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,057; 2.38% - 3.00%; 05/15/2051 - 08/15/2052)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,047,197	250,010,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 -08/15/2046)(d)	5.32%	03/06/2024	$100,103,776	$100,000,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	785,669,300	780,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(d)	5.33%	03/06/2024	572,192,400	571,600,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/28/2024, maturing value of $100,103,444 (collateralized by U.S. Treasury obligations valued at $102,030,227; 0.75%; 08/31/2026)(d)	5.32%	03/06/2024	100,103,444	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/29/2024, maturing value of $726,445,038 (collateralized by U.S. Treasury obligations valued at $744,025,186; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.33%	03/01/2024	726,445,038	726,337,500

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 -11/15/2053)(d)	5.33%	03/21/2024	2,337,174,444	2,320,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(d)	5.32%	03/01/2024	455,470,672	455,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 -02/15/2051)	5.31%	03/01/2024	493,486,072	493,413,294

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	669,214,467	669,114,286

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(d)	5.39%	03/04/2024	668,838,380	668,538,095

Total Repurchase Agreements (Cost $22,619,013,757)				22,619,013,757

TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $31,559,125,114)				31,559,125,114

OTHER ASSETS LESS LIABILITIES-(0.46)%				(145,097,860)

NET ASSETS-100.00%				$31,414,027,254

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.3%

8-30	2.5

31-60	2.4

61-90	0.6

91-180	3.9

181+	22.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-16.07%

Federal Farm Credit Bank (FFCB)-6.51%

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	04/25/2024	$345,000	$345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	05/24/2024	62,000	62,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.37%	08/27/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.39%	11/22/2024	61,000	61,000,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	5.50%	11/25/2024	15,000	15,016,747

Federal Farm Credit Bank (SOFR + 0.04%)(a)	5.35%	01/28/2025	140,000	140,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	03/07/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.18%)(a)	5.49%	03/07/2025	10,000	10,013,090

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/28/2025	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/30/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.42%	06/13/2025	154,000	154,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	06/27/2025	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.24%)(a)	5.55%	08/05/2025	177,500	177,880,872

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	08/13/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.48%	08/14/2025	350,000	350,175,974

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	175,000	175,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	09/22/2025	178,000	178,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	5.48%	09/26/2025	112,956	113,037,046

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	10/03/2025	10,000	10,002,614

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	11/28/2025	25,275	25,273,892

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	11/28/2025	242,000	242,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	12/01/2025	77,000	77,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/15/2025	24,000	24,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	12/26/2025	100,000	99,982,331

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/29/2025	550,000	550,000,000

Federal Farm Credit Bank (SOFR + 0.33%)(a)	5.64%	12/29/2025	20,000	20,073,620

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	01/23/2026	58,000	58,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	01/29/2026	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	01/30/2026	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	02/20/2026	70,000	70,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	03/04/2026	286,000	286,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	03/05/2026	160,000	160,000,000

				4,323,456,186

Federal Home Loan Bank (FHLB)-9.35%

Federal Home Loan Bank (SOFR + 0.07%)(a)	5.38%	06/17/2024	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	08/08/2024	13,000	12,998,705

Federal Home Loan Bank	5.50%	08/12/2024	454,000	453,924,158

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/04/2024	13,000	12,998,644

Federal Home Loan Bank (SOFR + 0.02%)(a)	5.33%	09/10/2024	15,000	14,999,168

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/23/2024	10,000	9,998,973

Federal Home Loan Bank	5.59%	09/27/2024	820,000	820,000,000

Federal Home Loan Bank(b)	5.27%	11/01/2024	400,000	386,334,444

Federal Home Loan Bank(b)	4.86%	01/10/2025	304,000	291,630,999

Federal Home Loan Bank	5.03%	01/10/2025	300,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)

Federal Home Loan Bank (SOFR + 0.05%)(a)	5.36%	02/05/2025	$13,000	$12,999,762

Federal Home Loan Bank(b)	5.00%	02/10/2025	570,000	543,923,136

Federal Home Loan Bank (SOFR + 0.09%)(a)	5.40%	07/16/2025	400,000	400,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	07/24/2025	217,000	217,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	08/21/2025	11,800	11,809,970

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	180,000	180,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	09/02/2025	10,000	10,009,918

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	350,000	350,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/22/2025	290,000	290,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	10/16/2025	300,000	300,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	11/12/2025	7,000	7,002,803

Federal Home Loan Bank (SOFR + 0.20%)(a)	5.51%	11/14/2025	250,000	250,058,280

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	11/17/2025	10,000	10,007,394

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/08/2025	37,000	37,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/11/2025	258,000	258,000,000

Federal Home Loan Bank (SOFR + 0.12%)(a)	5.43%	12/19/2025	50,000	49,999,819

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	01/02/2026	8,000	8,002,473

Federal Home Loan Bank (SOFR + 0.19%)(a)	5.50%	01/14/2026	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	01/26/2026	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	5.44%	02/09/2026	400,000	400,001,870

				6,213,700,516

U.S. International Development Finance Corp. (DFC)-0.21%(c)

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/15/2025	7,833	7,833,336

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,842	1,842,105

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/09/2026	12,750	12,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	4,583	4,583,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/30/2027	8,182	8,181,818

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	8,889	8,888,889

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2028	43,182	43,181,819

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	05/15/2030	5,980	5,980,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)(c)-(continued)

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	$28,125	$28,125,000

				137,316,301

Total U.S. Government Sponsored Agency Securities (Cost $10,674,473,003)				10,674,473,003

U.S. Treasury Securities-8.62%

U.S. Treasury Bills-0.65%(b)
U.S. Treasury Bills	4.79%– 4.81%	01/23/2025	450,000	431,250,472

U.S. Treasury Floating Rate Notes-4.61%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	5.47%	10/31/2024	459,800	459,698,106

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.53%	01/31/2025	1,308,000	1,308,194,959

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.42%	04/30/2025	829,000	828,990,756

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.53%	07/31/2025	264,000	263,829,648

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	200,000	200,153,349

				3,060,866,818

U.S. Treasury Notes-3.36%

U.S. Treasury Notes	0.38%	08/15/2024	150,000	146,599,715

U.S. Treasury Notes	2.38%	08/15/2024	680,000	670,714,454

U.S. Treasury Notes	1.50%	10/31/2024	500,000	488,724,035

U.S. Treasury Notes	0.75%	11/15/2024	293,000	284,287,951

U.S. Treasury Notes	2.25%	11/15/2024	658,000	645,108,388

				2,235,434,543

Total U.S. Treasury Securities (Cost $5,727,551,833)				5,727,551,833

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-24.69% (Cost $16,402,024,836)				16,402,024,836

			Repurchase Amount

Repurchase Agreements-75.87%(d)

Bank of Nova Scotia, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,066; 2.00% -7.00%; 12/31/2027 - 01/01/2054)(e)	5.32%	03/01/2024	190,196,544	190,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 -02/15/2049)(e)	5.00%	10/28/2024	980,831,250	945,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	1,240,401,038	1,195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	$2,100,316,750	$2,100,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	650,098,222	650,000,000

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	600,088,333	600,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	500,074,306	500,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	470,069,978	470,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	1,085,162,147	1,085,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	700,104,417	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(e)(f)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	500,074,444	500,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,000,149,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.22%; 03/25/2028 - 11/20/2070)(e)(f)	5.37%	03/01/2024	1,000,149,167	1,000,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	364,210,700	360,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	353,005,528	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% - 7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	$96,284,743	$95,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 -12/31/2026)(e)	5.32%	03/07/2024	5,505,689,444	5,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	300,044,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	260,038,350	260,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 - 02/15/2032)	5.30%	03/01/2024	5,000,736,111	5,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/29/2024, maturing value of $2,200,325,111 (collateralized by U.S. government sponsored agency obligations valued at $2,244,000,959; 0.00% - 5.63%; 03/07/2024 - 06/26/2026)	5.32%	03/01/2024	2,200,325,111	2,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	3,700,544,722	3,700,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,070; 2.13% - 4.75%; 08/15/2052 - 02/15/2054)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,040,200	250,003,255

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% -7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	569,121,989	565,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	788,361,981	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	170,176,325	170,000,469

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	1,097,110,856	1,095,975,000

Prudential Insurance Co. of America, agreement dated 02/29/2024, maturing value of $140,510,800 (collateralized by U.S. Treasury obligations valued at $143,855,270; 0.00%; 05/15/2037 - 08/15/2042)	5.33%	03/01/2024	140,510,800	140,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	$2,719,471,750	$2,705,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	1,499,056,667	1,488,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 -11/15/2053)(e)	5.33%	03/21/2024	1,007,402,778	1,000,000,000

Royal Bank of Canada, term agreement dated 02/01/2024, maturing value of $1,007,281,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,069; 0.00% - 7.50%; 05/15/2024 - 06/01/2062)(e)	5.35%	03/21/2024	1,007,281,944	1,000,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(e)	5.32%	03/01/2024	685,708,594	685,000,000

Standard Chartered Bank, agreement dated 02/29/2024, maturing value of $2,750,405,625 (collateralized by U.S. Treasury obligations valued at $2,805,413,830; 0.00% - 5.45%; 03/07/2024 - 02/15/2054)	5.31%	03/01/2024	2,750,405,625	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	515,792,840	515,716,629

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	1,543,598,125	1,543,370,478

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	813,748,294	813,626,476

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(e)	5.39%	03/04/2024	813,308,385	812,943,238

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	1,809,404,917	1,785,000,000

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 - 01/01/2059)	5.38%	05/23/2024	390,178,250	385,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	$380,090,625	$375,000,000

Total Repurchase Agreements (Cost $50,415,125,545)				50,415,125,545

TOTAL INVESTMENTS IN SECURITIES(h)-100.56% (Cost $66,817,150,381)				66,817,150,381

OTHER ASSETS LESS LIABILITIES-(0.56)%				(370,434,626)

NET ASSETS-100.00%				$66,446,715,755

Investment Abbreviations:

EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	71.2%

8-30	0.9

31-60	0.5

61-90	3.4

91-180	2.1

181+	21.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.92%

U.S. Treasury Bills-99.54%(a)

U.S. Treasury Bills	5.30%	03/05/2024	$59,350	$59,315,225

U.S. Treasury Bills	5.29%-5.32%	03/12/2024	259,600	259,181,275

U.S. Treasury Bills	5.30%-5.32%	03/19/2024	293,150	292,376,177

U.S. Treasury Bills	4.61%-5.30%	03/21/2024	33,300	33,205,074

U.S. Treasury Bills	5.31%-5.32%	03/26/2024	250,000	249,082,681

U.S. Treasury Bills	5.30%	03/28/2024	11,200	11,155,761

U.S. Treasury Bills	5.31%	04/02/2024	220,000	219,061,510

U.S. Treasury Bills	5.27%	04/04/2024	9,000	8,992,101

U.S. Treasury Bills	5.32%	04/11/2024	75,000	74,548,146

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	6,500	6,460,868

U.S. Treasury Bills	5.21%	04/23/2024	9,000	8,857,891

U.S. Treasury Bills	5.28%	05/02/2024	20,000	19,820,545

U.S. Treasury Bills	5.31%	05/09/2024	5,600	5,543,811

U.S. Treasury Bills	5.24%	05/14/2024	8,000	7,915,369

U.S. Treasury Bills	5.30%	05/16/2024	27,000	26,701,890

U.S. Treasury Bills	5.19%	06/13/2024	1,000	985,758

U.S. Treasury Bills	5.16%	07/11/2024	10,500	10,306,345

U.S. Treasury Bills	5.10%	07/18/2024	31,000	30,404,520

U.S. Treasury Bills	5.15%	07/25/2024	23,000	22,531,746

U.S. Treasury Bills	5.11%	08/01/2024	16,000	15,661,020

U.S. Treasury Bills	5.17%	08/08/2024	13,000	12,708,800

U.S. Treasury Bills	5.20%	08/15/2024	6,700	6,542,577

U.S. Treasury Bills	5.44%	08/15/2024	13,000	12,679,550

U.S. Treasury Bills	5.04%-5.12%	11/29/2024	19,250	18,545,459

U.S. Treasury Bills	4.78%-4.82%	12/26/2024	18,600	17,888,010

U.S. Treasury Bills	4.79%-4.95%	01/23/2025	28,000	26,822,598

U.S. Treasury Bills	4.93%	02/20/2025	8,500	8,105,359

				1,465,400,066

U.S. Treasury Floating Rate Notes-7.78%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	10,000	9,993,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	21,500	21,501,417

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	26,000	26,002,647

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	18,000	17,985,781

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	24,000	23,993,826

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	15,000	15,011,478

				114,488,483

U.S. Treasury Notes-3.60%

U.S. Treasury Notes	0.38%	08/15/2024	8,800	8,599,179

U.S. Treasury Notes	1.50%	10/31/2024	23,000	22,480,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	0.75%	11/15/2024	$12,500	$12,127,979

U.S. Treasury Notes	2.25%	11/15/2024	10,000	9,802,935

				53,010,119

TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $1,632,898,668)				1,632,898,668

OTHER ASSETS LESS LIABILITIES-(10.92)%				(160,790,859)

NET ASSETS-100.00%				$1,472,107,809

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	4.2%

8-30	51.5

31-60	18.3

61-90	3.7

91-180	8.0

181+	14.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,104,360,676	$253,660,384	$8,940,111,357	$16,402,024,836	$1,632,898,668

Repurchase agreements, at value and cost	435,454,853	113,816,049	22,619,013,757	50,415,125,545	-

Cash	-	-	498,357,159	678,791,672	34,640

Due from broker	-	-	-	332,426,526	-

Receivable for:
Fund shares sold	-	105,662	24,645,018	5,442,527	3,500

Interest	1,604,937	106,844	81,064,750	156,269,701	733,173

Fund expenses absorbed	62,364	31,587	948,099	465,387	37,054

Investment for trustee deferred compensation and retirement plans	3,677,258	770,140	1,724,878	785,599	84,525

Other assets	139,289	219,898	1,984,421	7,049,318	179,649

Total assets	1,545,299,377	368,710,564	32,167,849,439	67,998,381,111	1,633,971,209

Liabilities:

Payable for:
Investments purchased	-	-	668,538,095	1,389,400,360	159,342,310

Fund shares reacquired	-	1,000	7,422,499	3,396,771	-

Dividends	6,098,918	117,456	69,452,207	147,801,150	2,107,363

Accrued fees to affiliates	268,582	57,815	6,441,572	10,099,923	304,372

Accrued operating expenses	15,145	15,805	69,113	25,455	15,888

Trustee deferred compensation and retirement plans	3,820,059	804,311	1,898,699	941,697	93,467

Total liabilities	10,202,704	996,387	753,822,185	1,551,665,356	161,863,400

Net assets applicable to shares outstanding	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net assets consist of:

Shares of beneficial interest	$1,536,654,294	$368,265,946	$31,414,305,772	$66,469,733,917	$1,472,576,933

Distributable earnings (loss)	(1,557,621)	(551,769)	(278,518)	(23,018,162)	(469,124)

	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net Assets:

Institutional Class	$1,510,269,983	$347,889,943	$25,500,186,077	$52,448,049,188	$1,318,289,390

Private Investment Class	$1,087,689	$2,810,767	$1,207,377,606	$1,337,985,185	$34,963,721

Personal Investment Class	$10,270	$10,492,833	$906,767,405	$81,334,517	$11,748

Cash Management Class	$1,732,866	$445,842	$320,693,823	$565,718,749	$6,864,800

Reserve Class	$116,727	$534,843	$727,312,025	$533,682,326	$101,195,974

Resource Class	$262,666	$414	$24,161,002	$139,915,696	$10,770,872

Corporate Class	$9,021,344	$5,539,535	$1,687,923,703	$294,246,055	$11,304

CAVU Securities Class	$12,595,128	$-	$1,039,605,613	$11,045,784,039	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	1,509,540,018	347,872,009	25,498,254,355	52,466,127,578	1,318,658,359

Private Investment Class	1,087,163	2,810,624	1,207,299,084	1,338,446,032	34,973,535

Personal Investment Class	10,265	10,492,299	906,700,624	81,362,502	11,752

Cash Management Class	1,732,029	445,819	320,668,278	565,917,132	6,866,727

Reserve Class	116,670	534,815	727,266,384	533,865,906	101,224,425

Resource Class	262,539	414	24,157,181	139,963,874	10,773,901

Corporate Class	9,016,983	5,539,253	1,687,822,279	294,347,398	11,307

CAVU Securities Class	12,589,040	-	1,039,527,339	11,049,590,206	-

Net asset value, offering and redemption price per share for each class	$1.0005	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$1,539,369,247	$367,490,011	$31,559,125,114	$66,817,150,381	$1,632,898,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Investment income:

Interest	$54,840,161	$9,618,070	$947,334,092	$1,902,377,528	$39,644,009

Expenses:

Advisory fees	1,466,211	264,306	26,110,181	35,049,589	920,361

Administrative services fees	430,090	77,530	7,659,004	15,422,230	322,915

Custodian fees	5,949	10,187	197,802	750,832	3,197

Distribution fees:
Private Investment Class	1,601	3,837	1,650,216	1,780,174	37,939

Personal Investment Class	27	9,863	2,561,222	227,212	31

Cash Management Class	685	176	112,782	233,146	2,673

Reserve Class	548	1,252	3,048,055	2,246,406	513,302

Resource Class	257	-	45,918	147,171	3,275

Corporate Class	858	714	233,599	48,980	180

Transfer agent fees	87,971	15,858	1,566,586	3,154,488	66,050

Trustees’ and officers’ fees and benefits	16,155	6,815	148,337	320,459	14,115

Registration and filing fees	34,048	33,932	216,241	266,202	45,888

Reports to shareholders	5,896	5,640	10,845	23,709	5,545

Professional services fees	22,754	18,952	119,105	289,710	21,320

Other	66,267	37,096	537,316	722,295	59,062

Total expenses	2,139,317	486,158	44,217,209	60,682,603	2,015,853

Less: Fees waived and expenses reimbursed	(374,436)	(152,845)	(5,208,875)	(625,539)	(136,356)

Net expenses	1,764,881	333,313	39,008,334	60,057,064	1,879,497

Net investment income	53,075,280	9,284,757	908,325,758	1,842,320,464	37,764,512

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	9,518	(5)	1,484,359	3,122,012	24,612

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	712,757	(9,882)	-	-	-

Net realized and unrealized gain (loss)	722,275	(9,887)	1,484,359	3,122,012	24,612

Net increase in net assets resulting from operations	$53,797,555	$9,274,870	$909,810,117	$1,845,442,476	$37,789,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2024	2023	2024	2023

Operations:

Net investment income	$53,075,280	$81,070,394	$9,284,757	$15,631,347

Net realized gain (loss)	9,518	2,847	(5)	153

Change in net unrealized appreciation (depreciation)	712,757	(22,559)	(9,882)	1,664

Net increase in net assets resulting from operations	53,797,555	81,050,682	9,274,870	15,633,164

Distributions to shareholders from distributable earnings:

Institutional Class	(52,479,414)	(80,699,792)	(8,993,244)	(15,532,523)

Private Investment Class	(27,389)	(43,207)	(63,757)	(19,712)

Personal Investment Class	(250)	(398)	(84,869)	(3,623)

Cash Management Class	(45,767)	(73,755)	(11,432)	(19,230)

Reserve Class	(2,872)	(5,393)	(6,348)	(2,735)

Resource Class	(6,730)	(10,560)	(11)	(18)

Corporate Class	(154,498)	(150,333)	(125,096)	(53,506)

CAVU Securities Class	(358,360)	(86,956)	-	-

Total distributions from distributable earnings	(53,075,280)	(81,070,394)	(9,284,757)	(15,631,347)

Share transactions-net:

Institutional Class	(676,994,916)	444,886,451	(81,779,112)	107,202,226

Private Investment Class	28,039	(13,637)	2,145,168	208,366

Personal Investment Class	9	10	10,400,367	3,243

Cash Management Class	22,950	(10,809)	8,174	68,628

Reserve Class	(18,969)	(39,355)	293,830	170,771

Resource Class	7,847	6,794	13	16

Corporate Class	4,723,841	4,275,706	2,527,996	2,990,408

CAVU Securities Class	(1,401,903)	13,891,649	-	-

Net increase (decrease) in net assets resulting from share transactions	(673,633,102)	462,996,809	(66,403,564)	110,643,658

Net increase (decrease) in net assets	(672,910,827)	462,977,097	(66,413,451)	110,645,475

Net assets:

Beginning of period	2,208,007,500	1,745,030,403	434,127,628	323,482,153

End of period	$1,535,096,673	$2,208,007,500	$367,714,177	$434,127,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2024	2023	2024	2023

Operations:

Net investment income	$908,325,758	$1,636,379,490	$1,842,320,464	$3,545,474,831

Net realized gain	1,484,359	3,331,458	3,122,012	1,842,825

Net increase in net assets resulting from operations	909,810,117	1,639,710,948	1,845,442,476	3,547,317,656

Distributions to shareholders from distributable earnings:

Institutional Class	(762,420,943)	(1,425,848,124)	(1,480,547,139)	(2,937,396,325)

Private Investment Class	(27,243,761)	(27,974,050)	(29,470,877)	(31,871,187)

Personal Investment Class	(21,942,918)	(18,833,514)	(1,949,609)	(1,724,597)

Cash Management Class	(7,304,210)	(10,262,717)	(15,131,304)	(28,870,727)

Reserve Class	(15,387,050)	(26,643,468)	(11,358,502)	(18,675,529)

Resource Class	(1,462,655)	(2,858,404)	(4,700,152)	(7,821,438)

Corporate Class	(40,740,879)	(66,239,040)	(8,554,213)	(54,893,700)

CAVU Securities Class	(31,823,342)	(57,720,173)	(290,608,668)	(464,221,328)

Total distributions from distributable earnings	(908,325,758)	(1,636,379,490)	(1,842,320,464)	(3,545,474,831)

Share transactions-net:

Institutional Class	(3,336,093,258)	7,411,651,408	(13,214,481,056)	4,490,547,363

Private Investment Class	120,239,725	705,232,421	365,938,634	394,333,067

Personal Investment Class	59,051,615	266,760,119	(5,374,469)	47,387,887

Cash Management Class	141,914,366	(216,057,236)	(70,007,227)	(506,942,746)

Reserve Class	111,080,652	(371,297,287)	91,494,725	(156,621,571)

Resource Class	(66,974,645)	13,734,527	(26,007,072)	30,913,371

Corporate Class	124,857,867	1,088,925,297	(1,261,983)	(247,224,939)

CAVU Securities Class	(226,082,914)	708,337,686	(1,713,814,046)	7,909,884,014

Net increase (decrease) in net assets resulting from share transactions	(3,072,006,592)	9,607,286,935	(14,573,512,494)	11,962,276,446

Net increase (decrease) in net assets	(3,070,522,233)	9,610,618,393	(14,570,390,482)	11,964,119,271

Net assets:

Beginning of period	34,484,549,487	24,873,931,094	81,017,106,237	69,052,986,966

End of period	$31,414,027,254	$34,484,549,487	$66,446,715,755	$81,017,106,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 29,	August 31,
	2024	2023

Operations:

Net investment income	$37,764,512	$59,282,259

Net realized gain (loss)	24,612	(315,693)

Net increase in net assets resulting from operations	37,789,124	58,966,566

Distributions to shareholders from distributable earnings:

Institutional Class	(34,138,527)	(55,729,583)

Private Investment Class	(753,583)	(733,670)

Personal Investment Class	(266)	(287,819)

Cash Management Class	(171,845)	(151,109)

Reserve Class	(2,565,451)	(1,944,055)

Resource Class	(103,611)	(236,076)

Corporate Class	(31,229)	(199,947)

Total distributions from distributable earnings	(37,764,512)	(59,282,259)

Share transactions-net:

Institutional Class	(164,879,356)	381,291,981

Private Investment Class	10,909,676	9,497,580

Personal Investment Class	1,108	(12,709,449)

Cash Management Class	(3,497,188)	10,285,327

Reserve Class	27,219,785	31,852,196

Resource Class	4,529,792	6,145,804

Corporate Class	(2,767,152)	(563,244)

Net increase (decrease) in net assets resulting from share transactions	(128,483,335)	425,800,195

Net increase (decrease) in net assets	(128,458,723)	425,484,502

Net assets:

Beginning of period	1,600,566,532	1,175,082,030

End of period	$1,472,107,809	$1,600,566,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/29/24 $1.0001		$0.0266	$0.0004	$0.0270	$(0.0266)	$ -	$ -	$(0.0266)	$1.0005	2.73%	$ 1,733	0.26	%(c)	0.30	%(c)	5.35	%(c)
Year ended 08/31/23	1.0002	0.0436	(0.0004)	0.0432	(0.0433)	-	-	(0.0433)	1.0001	4.41	1,709	0.26		0.30		4.36
Year ended 08/31/22	1.0004	0.0044	(0.0000)	0.0044	(0.0046)	-	-	(0.0046)	1.0002	0.45	1,720	0.21		0.30		0.45
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	2,922	0.20		0.30		0.02
Year ended 08/31/20	1.0004	0.0118	(0.0006)	0.0112	(0.0110)	-	-	(0.0110)	1.0006	1.12	2,947	0.26		0.30		1.18
Year ended 08/31/19	1.0004	0.0229	(0.0000)	0.0229	(0.0229)	-	-	(0.0229)	1.0004	2.31	9,288	0.26		0.30		2.29
Invesco STIC Prime Portfolio
Six months ended 02/29/24	1.0001	0.0259	(0.0000)	0.0259	(0.0259)	-	-	(0.0259)	1.0001	2.62	446	0.26	(c)	0.35	(c)	5.20	(c)
Year ended 08/31/23	1.0000	0.0416	0.0007	0.0423	(0.0422)	-	-	(0.0422)	1.0001	4.31	438	0.26		0.35		4.16
Year ended 08/31/22	1.0000	0.0046	(0.0000)	0.0046	(0.0042)	-	(0.0004)	(0.0046)	1.0000	0.47	369	0.19		0.36		0.57
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	496	0.13		0.38		0.01
Year ended 08/31/20	1.0001	0.0110	(0.0013)	0.0097	(0.0098)	-	-	(0.0098)	1.0000	0.99	504	0.25		0.34		1.09
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	-	(0.0219)	1.0001	2.21	600	0.26		0.33		2.18
Invesco Treasury Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.60	320,694	0.26	(c)	0.29	(c)	5.18	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.29	178,756	0.26		0.30		4.30
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.42	394,772	0.16		0.29		0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	452,222	0.10		0.29		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.84	371,958	0.26		0.29		0.78
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.12	396,685	0.26		0.29		2.10
Invesco Government & Agency Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.61	565,719	0.24	(c)	0.24	(c)	5.19	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.30	635,720	0.24		0.24		4.31
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.47	1,142,406	0.15		0.24		0.50
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	747,956	0.08		0.24		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.87	431,476	0.23		0.23		0.77
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.14	365,003	0.24		0.24		2.12
Invesco Treasury Obligations Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.58	6,865	0.26	(c)	0.28	(c)	5.14	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.17	10,362	0.26		0.28		4.14
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.40	79	0.16		0.29		0.43
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	253	0.10		0.29		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.87	341	0.26		0.28		0.76
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.10	1,894	0.26		0.29		2.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

30	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U. S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

31	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the six months ended February 29, 2024, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

32	Short-Term Investments Trust

 For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$ 374,436

Invesco STIC Prime Portfolio	152,845

Invesco Treasury Portfolio	5,208,875

Invesco Government & Agency Portfolio	625,539

Invesco Treasury Obligations Portfolio	136,356

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have

33	Short-Term Investments Trust

certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 29, 2024
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,539,369,247	$476,780	$(30,498)	$ 446,282

Invesco STIC Prime Portfolio	367,490,011	-	(13,578)	(13,578)

Invesco Treasury Portfolio	31,559,669,428	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,632,932,827	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 8–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,160,496,220	$7,163,617,490	14,689,381,103	$14,692,392,767

Private Investment Class	507	507	461	461

Cash Management Class	2	2	3,194	3,195

Reserve Class	20	20	74	74

Corporate Class	5,995,803	6,000,000	6,918,117	6,920,000

CAVU Securities Class	822,603	822,755	20,940,809	20,942,903

34	Short-Term Investments Trust

NOTE 8–Share Information-(continued)

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Institutional Class	7,929,027	$7,932,448	8,488,080	$8,489,799

Private Investment Class	31,000	31,013	39,164	39,172

Personal Investment Class	9	9	10	10

Cash Management Class	53,335	53,357	68,982	68,996

Reserve Class	3,401	3,403	5,067	5,068

Resource Class	7,844	7,847	9,857	9,859

Corporate Class	173,928	174,007	130,854	130,878

CAVU Securities Class	417,868	418,038	20,195	20,197

Reacquired:

Institutional Class	(7,845,121,389)	(7,848,544,854)	(14,253,037,054)	(14,255,996,115)

Private Investment Class	(3,480)	(3,481)	(53,258)	(53,270)

Cash Management Class	(30,397)	(30,409)	(82,976)	(83,000)

Reserve Class	(22,382)	(22,392)	(44,488)	(44,497)

Resource Class	-	-	(3,064)	(3,065)

Corporate Class	(1,449,876)	(1,450,166)	(2,774,617)	(2,775,172)

CAVU Securities Class	(2,641,654)	(2,642,696)	(7,070,744)	(7,071,451)

Net increase (decrease) in share activity	(673,337,611)	$(673,633,102)	462,939,766	$462,996,809

(a)	40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	774,718,524	$774,794,102	1,869,976,252	$1,870,028,473

Private Investment Class	2,514,749	2,515,000	611,125	611,137

Personal Investment Class	14,007,334	14,008,444	200,000	200,000

Cash Management Class	-	-	202,044	202,044

Reserve Class	402,960	403,001	169,984	170,001

Resource Class	2,081,792	2,082,002	1	1

Corporate Class	3,568,657	3,569,013	3,184,015	3,184,088

Issued as reinvestment of dividends:

Institutional Class	9,144,133	9,145,046	9,572,929	9,573,297

Private Investment Class	8,160	8,161	13,902	13,903

Personal Investment Class	81,392	83,274	3,243	3,243

Cash Management Class	8,174	8,174	10,701	10,702

Reserve Class	6,903	6,903	2,271	2,271

Resource Class	13	13	16	16

Corporate Class	137,512	137,525	40,528	40,531

Reacquired:

Institutional Class	(865,637,240)	(865,718,260)	(1,772,368,596)	(1,772,399,544)

Private Investment Class	(377,955)	(377,993)	(416,660)	(416,674)

Personal Investment Class	(3,691,072)	(3,691,351)	(200,000)	(200,000)

Cash Management Class	-	-	(144,115)	(144,118)

Reserve Class	(116,063)	(116,074)	(1,502)	(1,501)

Resource Class	(2,081,793)	(2,082,002)	(1)	(1)

Corporate Class	(1,178,428)	(1,178,542)	(234,201)	(234,211)

Net increase (decrease) in share activity	(66,402,248)	$(66,403,564)	110,621,936	$110,643,658

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	132,242,657,004	$132,242,657,004	274,406,114,953	$274,406,114,953

Private Investment Class	1,150,357,912	1,150,357,912	1,927,265,025	1,927,265,025

Personal Investment Class	2,420,984,799	2,420,984,799	2,652,216,519	2,652,216,519

Cash Management Class	667,373,212	667,373,212	891,962,433	891,962,433

Reserve Class	1,762,030,465	1,762,030,465	4,059,561,441	4,059,561,441

Resource Class	110,949,418	110,949,418	289,292,340	289,292,340

Corporate Class	6,253,732,443	6,253,732,443	13,246,649,542	13,246,649,542

CAVU Securities Class	9,867,223,140	9,867,223,140	22,252,025,618	22,252,025,618

Issued as reinvestment of dividends:

Institutional Class	315,492,829	315,492,829	429,132,893	429,132,893

Private Investment Class	23,361,810	23,361,810	15,063,443	15,063,443

Personal Investment Class	12,825,235	12,825,235	11,951,452	11,951,452

Cash Management Class	4,819,488	4,819,488	9,757,614	9,757,614

Reserve Class	15,387,050	15,387,050	23,854,384	23,854,384

Resource Class	1,462,655	1,462,655	2,503,679	2,503,679

Corporate Class	38,187,635	38,187,635	27,110,572	27,110,572

CAVU Securities Class	11,365,314	11,365,314	28,156,470	28,156,470

Reacquired:

Institutional Class	(135,894,243,091)	(135,894,243,091)	(267,423,596,438)	(267,423,596,438)

Private Investment Class	(1,053,479,997)	(1,053,479,997)	(1,237,096,047)	(1,237,096,047)

Personal Investment Class	(2,374,758,419)	(2,374,758,419)	(2,397,407,852)	(2,397,407,852)

Cash Management Class	(530,278,334)	(530,278,334)	(1,117,777,283)	(1,117,777,283)

Reserve Class	(1,666,336,863)	(1,666,336,863)	(4,454,713,112)	(4,454,713,112)

Resource Class	(179,386,718)	(179,386,718)	(278,061,492)	(278,061,492)

Corporate Class	(6,167,062,211)	(6,167,062,211)	(12,184,834,817)	(12,184,834,817)

CAVU Securities Class	(10,104,671,368)	(10,104,671,368)	(21,571,844,402)	(21,571,844,402)

Net increase (decrease) in share activity	(3,072,006,592)	$(3,072,006,592)	9,607,286,935	$9,607,286,935

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	295,455,661,195	$295,455,661,195	676,317,844,983	$676,317,844,983

Private Investment Class	1,700,112,768	1,700,112,768	2,772,830,810	2,772,830,810

Personal Investment Class	259,074,511	259,074,511	291,186,446	291,186,446

Cash Management Class	117,341,060	117,341,060	687,171,805	687,171,805

Reserve Class	901,547,425	901,547,425	1,637,403,110	1,637,403,110

Resource Class	836,902,473	836,902,473	1,746,682,416	1,746,682,416

Corporate Class	760,110,385	760,110,385	15,706,196,046	15,706,196,046

CAVU Securities Class	65,813,712,684	65,813,712,684	138,982,525,837	138,982,525,837

Issued as reinvestment of dividends:

Institutional Class	726,791,934	726,791,934	1,169,954,288	1,169,954,288

Private Investment Class	20,471,417	20,471,417	19,707,465	19,707,465

Personal Investment Class	1,843,389	1,843,389	1,370,472	1,370,472

Cash Management Class	4,293,145	4,293,145	5,398,766	5,398,766

Reserve Class	11,358,502	11,358,502	16,666,940	16,666,940

Resource Class	4,030,878	4,030,878	6,163,097	6,163,097

Corporate Class	4,751,900	4,751,900	30,430,600	30,430,600

CAVU Securities Class	219,180,136	219,180,136	269,901,724	269,901,724

Reacquired:

Institutional Class	(309,396,934,185)	(309,396,934,185)	(672,997,251,908)	(672,997,251,908)

Private Investment Class	(1,354,645,551)	(1,354,645,551)	(2,398,205,208)	(2,398,205,208)

Personal Investment Class	(266,292,369)	(266,292,369)	(245,169,031)	(245,169,031)

Cash Management Class	(191,641,432)	(191,641,432)	(1,199,513,317)	(1,199,513,317)

Reserve Class	(821,411,202)	(821,411,202)	(1,810,691,621)	(1,810,691,621)

Resource Class	(866,940,423)	(866,940,423)	(1,721,932,142)	(1,721,932,142)

Corporate Class	(766,124,268)	(766,124,268)	(15,983,851,585)	(15,983,851,585)

CAVU Securities Class	(67,746,706,866)	(67,746,706,866)	(131,342,543,547)	(131,342,543,547)

Net increase (decrease) in share activity	(14,573,512,494)	$(14,573,512,494)	11,962,276,446	$11,962,276,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 8-Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,158,438,206	$1,158,438,206	5,169,670,586	$5,169,670,586

Private Investment Class	15,682,288	15,682,288	17,710,953	17,710,953

Personal Investment Class	842	842	8,901,266	8,901,266

Cash Management Class	2,122,371	2,122,371	11,800,855	11,800,855

Reserve Class	197,043,546	197,043,546	203,740,500	203,740,500

Resource Class	51,438,231	51,438,231	87,877,408	87,877,408

Corporate Class	4,169	4,169	20,654,915	20,654,915

Issued as reinvestment of dividends:

Institutional Class	25,163,126	25,163,126	28,171,168	28,171,168

Private Investment Class	753,583	753,583	621,107	621,107

Personal Investment Class	266	266	271,902	271,902

Cash Management Class	171,845	171,845	108,074	108,074

Reserve Class	1,173,098	1,173,098	1,364,201	1,364,201

Resource Class	103,611	103,611	208,032	208,032

Corporate Class	31,229	31,229	184,948	184,948

Reacquired:

Institutional Class	(1,348,480,688)	(1,348,480,688)	(4,816,549,773)	(4,816,549,773)

Private Investment Class	(5,526,195)	(5,526,195)	(8,834,480)	(8,834,480)

Personal Investment Class	-	-	(21,882,617)	(21,882,617)

Cash Management Class	(5,791,404)	(5,791,404)	(1,623,602)	(1,623,602)

Reserve Class	(170,996,859)	(170,996,859)	(173,252,505)	(173,252,505)

Resource Class	(47,012,050)	(47,012,050)	(81,939,636)	(81,939,636)

Corporate Class	(2,802,550)	(2,802,550)	(21,403,107)	(21,403,107)

Net increase (decrease) in share activity	(128,483,335)	$(128,483,335)	425,800,195	$425,800,195

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund,

Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

 In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9–Subsequent Event

Effective on or around June 7, 2024, Invesco Government & Agency Portfolio will begin offering Premier Class shares.

39	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Cash Management Class	Beginning Account Value (09/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,027.30	$1.31	$1,023.57	$1.31	0.26%
Invesco STIC Prime Portfolio	1,000.00	1,026.20	1.31	1,023.57	1.31	0.26
Invesco Treasury Portfolio	1,000.00	1,026.00	1.31	1,023.57	1.31	0.26
Invesco Government & Agency Portfolio	1,000.00	1,026.10	1.21	1,023.67	1.21	0.24
Invesco Treasury Obligations Portfolio	1,000.00	1,025.80	1.31	1,023.57	1.31	0.26

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40	Short-Term Investments Trust

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	41,550,485,315.31	118,958,792.44
	Carol Deckbar	41,558,499,618.72	110,944,489.03
	Cynthia Hostetler	41,319,175,472.31	350,268,635.44
	Dr. Eli Jones	41,576,578,291.31	92,865,816.44
	Elizabeth Krentzman	41,557,953,940.31	111,490,167.44
	Jeffrey H. Kupor	41,613,199,093.72	56,245,014.03
	Anthony J. LaCava, Jr.	41,576,282,064.31	93,162,043.44
	James Liddy	41,613,406,322.72	56,037,785.03
	Dr. Prema Mathai-Davis	41,317,293,374.31	352,150,733.44
	Joel W. Motley	41,605,907,628.31	63,536,479.44
	Teresa M. Ressel	41,537,697,479.31	131,746,628.44
	Douglas Sharp	41,613,201,685.72	56,242,422.03
	Robert C. Troccoli	41,593,082,451.31	76,361,656.44
	Daniel S. Vandivort	41,605,094,636.31	64,349,471.44

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust).

41	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-3

Semiannual Report to Shareholders	February 29, 2024

Resource Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Fund Data
3	Schedules of Investments
23	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
40	Fund Expenses
41	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/29/24

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	24 - 51 days	27 days	42 days	$262.7 thousand
Invesco STIC Prime[1]	3 - 11 days	7 days	8 days	0.4 thousand
Invesco Treasury[2]	8 - 41 days	23 days	105 days	24.2 million
Invesco Government & Agency[2]	16 - 38 days	24 days	106 days	139.9 million
Invesco Treasury Obligations[2]	27 - 56 days	52 days	85 days	10.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2       Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-44.57%(a)
Asset Management & Custody Banks-1.60%
BofA Securities, Inc.	5.92%	07/12/2024	$25,000	$24,502,742

Asset-Backed Securities - Consumer Receivables-0.65%
Old Line Funding LLC (SOFR + 0.40%) (CEP - Royal Bank of Canada)(b)(c)(d)	5.79%	12/26/2024	10,000	10,017,085

Consumer Finance-2.89%
Toyota Finance Australia Ltd. (Australia)(c)	5.48%	05/22/2024	45,000	44,444,177

Diversified Banks-35.52%
Australia & New Zealand Banking Group Ltd. (Australia)(b)(c)	5.65%	05/24/2024	50,000	49,380,208

BNG Bank N.V. (Netherlands)(b)(c)	5.34%	03/04/2024	50,000	49,970,583

Canadian Imperial Bank of Commerce(b)(c)	5.88%	06/17/2024	25,000	24,598,450

Citigroup Global Markets, Inc.(b)	5.80%	03/25/2024	10,000	9,962,813

Commonwealth Bank of Australia (Australia)(b)(c)	5.95%	10/16/2024	25,000	24,181,264

DBS Bank Ltd. (Singapore)(b)(c)	5.32%	03/14/2024	50,000	49,896,602

Dexia Credit Local S.A. (France)(b)(c)	5.77%	03/04/2024	10,000	9,994,093

DNB Bank ASA (Norway)(b)(c)	5.97%	09/26/2024	25,000	24,243,417

ING (US) Funding LLC(b)(c)	5.82%	05/01/2024	20,000	19,815,228

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	25,000	25,026,412

Royal Bank of Canada (Canada)(b)(c)	6.00%	10/16/2024	25,000	24,160,819

Skandinaviska Enskilda Banken AB (Sweden)(b)(c)	5.79%	05/01/2024	50,000	49,545,993

Svenska Handelsbanken AB (Sweden)(b)(c)	5.54%	05/22/2024	50,000	49,391,545

Swedbank AB (Sweden)(c)	5.78%	03/12/2024	60,000	59,894,500

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.00%	04/26/2024	25,000	25,020,562

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.95%	11/01/2024	50,000	50,115,026

				545,197,515

Specialized Finance-3.91%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	50,000	50,003,961

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	10,000	10,005,197

				60,009,158

Total Commercial Paper (Cost $683,724,395)				684,170,677

Certificates of Deposit-21.50%
Canadian Imperial Bank of Commerce (Canada)(c)	5.31%	03/01/2024	55,000	55,000,000

DNB Bank ASA(c)	5.31%	03/01/2024	55,000	55,000,000

DZ Bank AG(c)	5.30%	03/01/2024	80,000	80,000,000

Nordea Bank Abp(c)	5.30%	03/01/2024	80,000	80,000,000

Skandinaviska Enskilda Banken AB(c)	5.31%	03/01/2024	30,000	30,000,000

Svenska Handelsbanken AB(c)	5.30%	03/01/2024	30,000	30,000,000

Total Certificates of Deposit (Cost $330,000,000)				330,000,000

Variable Rate Demand Notes-5.87%(e)
Credit Enhanced-5.87%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(b)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	$2,300	$2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.94% (Cost $1,103,914,394)				1,104,360,676

			Repurchase
			Amount

Repurchase Agreements-28.37%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(c)(h)	5.45%	03/06/2024	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(c)(h)	5.42%	03/06/2024	40,042,156	40,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(c)(h)	5.46%	03/01/2024	45,047,775	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(c)(h)	5.40%	03/01/2024	30,031,500	30,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	50,007,444	50,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% -8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(c)(j)	5.41%	03/01/2024	15,065,363	15,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(c)	5.39%	03/01/2024	30,004,492	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 -07/22/2062)(j)	5.61%	03/01/2024	65,294,089	65,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(c)(h)	5.50%	03/05/2024	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(c)(j)	5.49%	03/01/2024	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	30,459,354	30,454,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(c)(h)	5.40%	03/01/2024	$50,052,500	$50,000,000

Total Repurchase Agreements (Cost $435,454,853)				435,454,853

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.31% (Cost $1,539,369,247)				1,539,815,529

OTHER ASSETS LESS LIABILITIES-(0.31)%				(4,718,856)

NET ASSETS-100.00%				$1,535,096,673

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $576,179,257, which represented 37.53% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.2%; Sweden: 14.3%; France: 8.1%; Netherlands: 8.1%; Australia: 8.0%; Germany: 5.2%; Finland: 5.2%; Norway: 5.2%; other countries less than 5% each: 10.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Canadian Imperial Bank of Commerce	5.2

DZ Bank AG	5.2

Nordea Bank Abp	5.2

Skandinaviska Enskilda Banken AB	5.2

Svenska Handelsbanken AB	5.2

DNB Bank ASA	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	59.2%
8-30	11.1
31-60	1.6
61-90	13.9
91-180	5.5
181+	8.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6       Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit-44.06%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	5.32%	03/01/2024	$18,000	$ 18,000,000

Canadian Imperial Bank of Commerce (Canada)(a)	5.31%	03/01/2024	18,000	18,000,000

DNB Bank ASA(a)	5.31%	03/01/2024	18,000	18,000,000

DZ Bank AG(a)	5.30%	03/01/2024	18,000	18,000,000

Mizuho Bank Ltd.(a)	5.32%	03/01/2024	18,000	18,000,000

Nordea Bank Abp(a)	5.30%	03/01/2024	18,000	18,000,000

Skandinaviska Enskilda Banken AB(a)	5.31%	03/01/2024	18,000	18,000,000

Sumitomo Mitsui Trust Bank Ltd.(a)	5.31%	03/01/2024	18,000	18,000,000

Svenska Handelsbanken AB(a)	5.30%	03/01/2024	18,000	18,000,000

Total Certificates of Deposit (Cost $162,000,000)				162,000,000

Commercial Paper-22.21%(b)
Asset-Backed Securities - Fully Supported-1.08%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	5.38%	04/15/2024	4,000	3,972,323

Asset-Backed Securities - Fully Supported Bank-4.07%
Anglesea Funding LLC (Multi - CEP’s)(a)(c)	5.35%	03/08/2024	6,000	5,992,898

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(a)(c)	5.37%	03/06/2024	6,000	5,994,656

Versailles Commercial Paper LLC (CEP - Natixis SA)(a)	5.39%	04/03/2024	3,000	2,984,799

				14,972,353

Diversified Banks-4.33%
Banco Santander S.A. (Spain)(a)(c)	5.37%	04/01/2024	5,000	4,976,108

BNG Bank N.V. (Netherlands)(a)(c)	5.36%	04/05/2024	6,000	5,968,014

Lloyds Bank Corporate Markets PLC(a)	5.37%	04/08/2024	5,000	4,971,086

				15,915,208

Diversified Capital Markets-4.88%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(c)	5.41%	03/18/2024	6,000	5,983,923

Great Bear Funding LLC (CEP - Bank of Nova Scotia)(a)(c)	5.36%	03/21/2024	6,000	5,981,138

Pacific Life Short Term Funding LLC(c)	5.37%	04/08/2024	6,000	5,965,258

				17,930,319

Diversified Financial Services-1.63%
Erste Abwicklungsanstalt (Germany)(a)(c)	5.36%	03/07/2024	6,000	5,993,799

Integrated Oil & Gas-1.63%
TotalEnergies Capital S.A. (France)(a)(c)	5.36%	03/11/2024	6,000	5,990,217

Life & Health Insurance-1.62%
New York Life Capital Corp.(c)	5.35%	04/08/2024	6,000	5,965,368

Pharmaceuticals-1.62%
Novartis Finance Corp.(a)(c)	5.38%	04/22/2024	6,000	5,952,983

Regional Banks-1.35%
Macquarie Bank Ltd. (Australia)(a)(c)	5.36%	04/12/2024	5,000	4,967,814

Total Commercial Paper (Cost $81,673,962)				81,660,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes-2.72%(d)
Credit Enhanced-2.72%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(c)(e)	5.92%	04/01/2047	$5,000	$5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	5.38%	05/01/2037	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.99% (Cost $253,673,962)				253,660,384

			Repurchase
			Amount
Repurchase Agreements-30.95%(f)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(a)(g)	5.45%	03/06/2024	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(a)(g)	5.42%	03/06/2024	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(g)(h)	5.36%	03/01/2024	10,001,489	10,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(g)	5.40%	03/01/2024	5,000,750	5,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(a)	5.39%	03/01/2024	10,001,497	10,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(a)(g)	5.50%	03/05/2024	10,010,694	10,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(a)(i)	5.49%	03/01/2024	5,000,763	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	40,822,081	40,816,049

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

Total Repurchase Agreements (Cost $113,816,049)				113,816,049

TOTAL INVESTMENTS IN SECURITIES(j)(k)-99.94% (Cost $367,490,011)				367,476,433

OTHER ASSETS LESS LIABILITIES-0.06%				237,744

NET ASSETS-100.00%				$367,714,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.1%; Japan: 12.8%; Sweden: 9.8%; France: 7.6%; Germany: 6.5%; Australia: 6.2%; other countries less than 5% each: 20.1%.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $78,704,499, which represented 21.40% of the Fund’s Net Assets.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	81.0%
8-30	6.5
31-60	12.5
61-90	0.0
91-180	0.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9       Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-28.46%
U.S. Treasury Bills-6.12%(a)
U.S. Treasury Bills	5.44%	03/05/2024	$305,900	$305,718,499

U.S. Treasury Bills	5.49%	04/04/2024	750,000	746,217,500

U.S. Treasury Bills	5.47%	05/02/2024	200,000	198,167,555

U.S. Treasury Bills	4.83%-4.87%	12/26/2024	349,000	335,455,208
U.S. Treasury Bills	4.81%	01/23/2025	350,000	335,339,084

				1,920,897,846

U.S. Treasury Floating Rate Notes-16.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	558,000	558,201,843

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,875,000	1,875,574,221

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	1,300,000	1,299,198,410

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	1,000,000	999,655,661

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	400,000	400,306,001

				5,132,936,136

U.S. Treasury Notes-6.00%

U.S. Treasury Notes	3.00%	06/30/2024	250,000	247,995,944

U.S. Treasury Notes	0.38%	08/15/2024	500,000	488,596,330

U.S. Treasury Notes	0.38%	09/15/2024	250,000	243,314,278

U.S. Treasury Notes	1.50%	10/31/2024	250,000	244,108,101

U.S. Treasury Notes	4.38%	10/31/2024	419,000	416,947,265

U.S. Treasury Notes	2.25%	11/15/2024	250,000	245,315,457

				1,886,277,375

Total U.S. Treasury Securities (Cost $8,940,111,357)				8,940,111,357

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.46% (Cost $8,940,111,357)				8,940,111,357

			Repurchase
			Amount
Repurchase Agreements-72.00%(c)
ABN AMRO Bank N.V., agreement dated 02/29/2024, maturing value of $450,066,375 (collateralized by U.S. Treasury obligations valued at $459,000,053; 0.38% - 1.25%; 09/30/2027 - 07/31/2028)	5.31%	03/01/2024	450,066,375	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(d)	5.00%	10/28/2024	1,095,002,083	1,055,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(d)(e)	5.43%	03/01/2024	1,090,164,408	1,090,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(d)(e)	5.44%	03/01/2024	490,074,044	490,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	$400,058,889	$400,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(d)(e)	5.35%	03/01/2024	300,044,583	300,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(d)(e)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(d)(e)	5.36%	03/01/2024	200,029,778	200,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,500,222,917 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 0.13% - 4.63%; 02/28/2026 - 08/15/2044)(d)(e)	5.35%	03/01/2024	1,500,222,917	1,500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,005; 1.88% - 5.00%; 07/15/2025 - 05/15/2037)(e)	5.40%	03/01/2024	500,075,000	500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $750,111,667 (collateralized by U.S. Treasury obligations valued at $765,000,012; 1.63% - 4.50%; 10/31/2026 - 05/15/2048)(d)(e)	5.36%	03/01/2024	750,111,667	750,000,000

CIBC World Markets Corp., term agreement dated 02/01/2024, maturing value of $705,078,306 (collateralized by U.S. Treasury obligations valued at $714,000,025; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/21/2024	705,078,306	700,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $187,490,177 (collateralized by U.S. Treasury obligations valued at $188,700,025; 0.13% - 5.00%; 07/31/2024 - 02/15/2050)(d)	5.33%	03/14/2024	187,490,177	185,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $927,316,281 (collateralized by U.S. Treasury obligations valued at $933,300,029; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/14/2024	927,316,281	915,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(d)	5.32%	03/07/2024	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	500,073,750	500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,400,206,111	1,400,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,057; 2.38% - 3.00%; 05/15/2051 - 08/15/2052)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,047,197	250,010,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(d)	5.32%	03/06/2024	$100,103,776	$100,000,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	785,669,300	780,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(d)	5.33%	03/06/2024	572,192,400	571,600,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/28/2024, maturing value of $100,103,444 (collateralized by U.S. Treasury obligations valued at $102,030,227; 0.75%; 08/31/2026)(d)	5.32%	03/06/2024	100,103,444	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/29/2024, maturing value of $726,445,038 (collateralized by U.S. Treasury obligations valued at $744,025,186; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.33%	03/01/2024	726,445,038	726,337,500

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(d)	5.33%	03/21/2024	2,337,174,444	2,320,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(d)	5.32%	03/01/2024	455,470,672	455,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	493,486,072	493,413,294

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	669,214,467	669,114,286

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(d)	5.39%	03/04/2024	668,838,380	668,538,095

Total Repurchase Agreements (Cost $22,619,013,757)				22,619,013,757

TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $31,559,125,114)				31,559,125,114

OTHER ASSETS LESS LIABILITIES-(0.46)%				(145,097,860)

NET ASSETS-100.00%				$31,414,027,254

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.3%
8-30	2.5
31-60	2.4
61-90	0.6
91-180	3.9
181+	22.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13       Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-16.07%
Federal Farm Credit Bank (FFCB)-6.51%
Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	04/25/2024	$345,000	$345,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	05/24/2024	62,000	62,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.37%	08/27/2024	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.39%	11/22/2024	61,000	61,000,000
Federal Farm Credit Bank (SOFR + 0.19%)(a)	5.50%	11/25/2024	15,000	15,016,747
Federal Farm Credit Bank (SOFR + 0.04%)(a)	5.35%	01/28/2025	140,000	140,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	03/07/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	5.49%	03/07/2025	10,000	10,013,090
Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.42%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	5.55%	08/05/2025	177,500	177,880,872
Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.48%	08/14/2025	350,000	350,175,974
Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	09/22/2025	178,000	178,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	5.48%	09/26/2025	112,956	113,037,046
Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	10/03/2025	10,000	10,002,614
Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	11/28/2025	25,275	25,273,892
Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	12/26/2025	100,000	99,982,331
Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	5.64%	12/29/2025	20,000	20,073,620
Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	02/20/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	03/05/2026	160,000	160,000,000
				4,323,456,186

Federal Home Loan Bank (FHLB)-9.35%
Federal Home Loan Bank (SOFR + 0.07%)(a)	5.38%	06/17/2024	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	08/08/2024	13,000	12,998,705
Federal Home Loan Bank	5.50%	08/12/2024	454,000	453,924,158
Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/04/2024	13,000	12,998,644
Federal Home Loan Bank (SOFR + 0.02%)(a)	5.33%	09/10/2024	15,000	14,999,168
Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/23/2024	10,000	9,998,973
Federal Home Loan Bank	5.59%	09/27/2024	820,000	820,000,000
Federal Home Loan Bank(b)	5.27%	11/01/2024	400,000	386,334,444
Federal Home Loan Bank(b)	4.86%	01/10/2025	304,000	291,630,999
Federal Home Loan Bank	5.03%	01/10/2025	300,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	5.36%	02/05/2025	$13,000	$ 12,999,762
Federal Home Loan Bank(b)	5.00%	02/10/2025	570,000	543,923,136
Federal Home Loan Bank (SOFR + 0.09%)(a)	5.40%	07/16/2025	400,000	400,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	08/21/2025	11,800	11,809,970
Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	09/02/2025	10,000	10,009,918
Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/22/2025	290,000	290,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	10/16/2025	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	11/12/2025	7,000	7,002,803
Federal Home Loan Bank (SOFR + 0.20%)(a)	5.51%	11/14/2025	250,000	250,058,280
Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	11/17/2025	10,000	10,007,394
Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	5.43%	12/19/2025	50,000	49,999,819
Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	01/02/2026	8,000	8,002,473
Federal Home Loan Bank (SOFR + 0.19%)(a)	5.50%	01/14/2026	75,000	75,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	5.44%	02/09/2026	400,000	400,001,870
				6,213,700,516

U.S. International Development Finance Corp. (DFC)-0.21%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	7,200	7,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/15/2025	7,833	7,833,336
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,842	1,842,105
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/09/2026	12,750	12,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	4,583	4,583,334
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/30/2027	8,182	8,181,818
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	8,889	8,888,889
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2028	43,182	43,181,819
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	05/15/2030	5,980	5,980,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	$28,125	$28,125,000
				137,316,301
Total U.S. Government Sponsored Agency Securities (Cost $10,674,473,003)				10,674,473,003

U.S. Treasury Securities-8.62%
U.S. Treasury Bills-0.65%(b)
U.S. Treasury Bills	4.79%-4.81%	01/23/2025	450,000	431,250,472

U.S. Treasury Floating Rate Notes-4.61%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	5.47%	10/31/2024	459,800	459,698,106
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.53%	01/31/2025	1,308,000	1,308,194,959
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.42%	04/30/2025	829,000	828,990,756
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.53%	07/31/2025	264,000	263,829,648
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	200,000	200,153,349
				3,060,866,818

U.S. Treasury Notes-3.36%
U.S. Treasury Notes	0.38%	08/15/2024	150,000	146,599,715
U.S. Treasury Notes	2.38%	08/15/2024	680,000	670,714,454
U.S. Treasury Notes	1.50%	10/31/2024	500,000	488,724,035
U.S. Treasury Notes	0.75%	11/15/2024	293,000	284,287,951
U.S. Treasury Notes	2.25%	11/15/2024	658,000	645,108,388
				2,235,434,543
Total U.S. Treasury Securities (Cost $5,727,551,833)				5,727,551,833
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-24.69% (Cost $16,402,024,836)				16,402,024,836

			Repurchase
			Amount
Repurchase Agreements-75.87%(d)
Bank of Nova Scotia, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,066; 2.00% - 7.00%; 12/31/2027 - 01/01/2054)(e)	5.32%	03/01/2024	190,196,544	190,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(e)	5.00%	10/28/2024	980,831,250	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	1,240,401,038	1,195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	$2,100,316,750	$2,100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	650,098,222	650,000,000
BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	600,088,333	600,000,000
BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	500,074,306	500,000,000
BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	470,069,978	470,000,000
BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	1,085,162,147	1,085,000,000
BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	700,104,417	700,000,000
BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000
BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000
BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(e)(f)	5.36%	03/01/2024	300,044,667	300,000,000
BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	500,074,444	500,000,000
BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000
BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,000,149,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.22%; 03/25/2028 - 11/20/2070)(e)(f)	5.37%	03/01/2024	1,000,149,167	1,000,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	364,210,700	360,000,000
CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	353,005,528	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% - 7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	$96,284,743	$95,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(e)	5.32%	03/07/2024	5,505,689,444	5,500,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	300,044,250	300,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	260,038,350	260,000,000
Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 - 02/15/2032)	5.30%	03/01/2024	5,000,736,111	5,000,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/29/2024, maturing value of $2,200,325,111 (collateralized by U.S. government sponsored agency obligations valued at $2,244,000,959; 0.00% - 5.63%; 03/07/2024 - 06/26/2026)	5.32%	03/01/2024	2,200,325,111	2,200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556
(collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	3,700,544,722	3,700,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,070; 2.13% - 4.75%; 08/15/2052 - 02/15/2054)	5.31%	03/01/2024	750,110,625	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000
ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,040,200	250,003,255
ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% - 7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	569,121,989	565,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	788,361,981	785,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	170,176,325	170,000,469
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	1,097,110,856	1,095,975,000
Prudential Insurance Co. of America, agreement dated 02/29/2024, maturing value of $140,510,800 (collateralized by U.S. Treasury obligations valued at $143,855,270; 0.00%; 05/15/2037 - 08/15/2042)	5.33%	03/01/2024	140,510,800	140,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	$2,719,471,750	$2,705,000,000
Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000
Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	1,499,056,667	1,488,000,000
Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(e)	5.33%	03/21/2024	1,007,402,778	1,000,000,000
Royal Bank of Canada, term agreement dated 02/01/2024, maturing value of $1,007,281,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,069; 0.00% - 7.50%; 05/15/2024 - 06/01/2062)(e)	5.35%	03/21/2024	1,007,281,944	1,000,000,000
Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(e)	5.32%	03/01/2024	685,708,594	685,000,000
Standard Chartered Bank, agreement dated 02/29/2024, maturing value of $2,750,405,625 (collateralized by U.S. Treasury obligations valued at $2,805,413,830; 0.00% - 5.45%; 03/07/2024 - 02/15/2054)	5.31%	03/01/2024	2,750,405,625	2,750,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	515,792,840	515,716,629
Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	1,543,598,125	1,543,370,478
Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	813,748,294	813,626,476
Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(e)	5.39%	03/04/2024	813,308,385	812,943,238
Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	1,809,404,917	1,785,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 - 01/01/2059)	5.38%	05/23/2024	390,178,250	385,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	$380,090,625	$375,000,000

Total Repurchase Agreements (Cost $50,415,125,545)				50,415,125,545

TOTAL INVESTMENTS IN SECURITIES(h)-100.56% (Cost $66,817,150,381)				66,817,150,381

OTHER ASSETS LESS LIABILITIES-(0.56)%				(370,434,626)

NET ASSETS-100.00%				$66,446,715,755

Investment Abbreviations:

EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	71.2%
8-30	0.9
31-60	0.5
61-90	3.4
91-180	2.1
181+	21.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20       Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-110.92%
U.S. Treasury Bills-99.54%(a)
U.S. Treasury Bills	5.30%	03/05/2024	$59,350	$ 59,315,225
U.S. Treasury Bills	5.29%-5.32%	03/12/2024	259,600	259,181,275
U.S. Treasury Bills	5.30%-5.32%	03/19/2024	293,150	292,376,177
U.S. Treasury Bills	4.61%-5.30%	03/21/2024	33,300	33,205,074
U.S. Treasury Bills	5.31%-5.32%	03/26/2024	250,000	249,082,681
U.S. Treasury Bills	5.30%	03/28/2024	11,200	11,155,761
U.S. Treasury Bills	5.31%	04/02/2024	220,000	219,061,510
U.S. Treasury Bills	5.27%	04/04/2024	9,000	8,992,101
U.S. Treasury Bills	5.32%	04/11/2024	75,000	74,548,146
U.S. Treasury Bills	4.71%-4.79%	04/18/2024	6,500	6,460,868
U.S. Treasury Bills	5.21%	04/23/2024	9,000	8,857,891
U.S. Treasury Bills	5.28%	05/02/2024	20,000	19,820,545
U.S. Treasury Bills	5.31%	05/09/2024	5,600	5,543,811
U.S. Treasury Bills	5.24%	05/14/2024	8,000	7,915,369
U.S. Treasury Bills	5.30%	05/16/2024	27,000	26,701,890
U.S. Treasury Bills	5.19%	06/13/2024	1,000	985,758
U.S. Treasury Bills	5.16%	07/11/2024	10,500	10,306,345
U.S. Treasury Bills	5.10%	07/18/2024	31,000	30,404,520
U.S. Treasury Bills	5.15%	07/25/2024	23,000	22,531,746
U.S. Treasury Bills	5.11%	08/01/2024	16,000	15,661,020
U.S. Treasury Bills	5.17%	08/08/2024	13,000	12,708,800
U.S. Treasury Bills	5.20%	08/15/2024	6,700	6,542,577
U.S. Treasury Bills	5.44%	08/15/2024	13,000	12,679,550
U.S. Treasury Bills	5.04%-5.12%	11/29/2024	19,250	18,545,459
U.S. Treasury Bills	4.78%-4.82%	12/26/2024	18,600	17,888,010
U.S. Treasury Bills	4.79%-4.95%	01/23/2025	28,000	26,822,598
U.S. Treasury Bills	4.93%	02/20/2025	8,500	8,105,359
				1,465,400,066

U.S. Treasury Floating Rate Notes-7.78%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	10,000	9,993,334
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	21,500	21,501,417
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	26,000	26,002,647
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	18,000	17,985,781
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	24,000	23,993,826
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	15,000	15,011,478
				114,488,483

U.S. Treasury Notes-3.60%
U.S. Treasury Notes	0.38%	08/15/2024	8,800	8,599,179
U.S. Treasury Notes	1.50%	10/31/2024	23,000	22,480,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21       Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	0.75%	11/15/2024	$12,500	$12,127,979

U.S. Treasury Notes	2.25%	11/15/2024	10,000	9,802,935

				53,010,119

TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $ 1,632,898,668)				1,632,898,668

OTHER ASSETS LESS LIABILITIES-(10.92)%				(160,790,859)

NET ASSETS-100.00%				$1,472,107,809

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	4.2%

8-30	51.5

31-60	18.3

61-90	3.7

91-180	8.0

181+	14.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22       Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,104,360,676	$253,660,384	$8,940,111,357	$16,402,024,836	$1,632,898,668

Repurchase agreements, at value and cost	435,454,853	113,816,049	22,619,013,757	50,415,125,545	-

Cash	-	-	498,357,159	678,791,672	34,640

Due from broker	-	-	-	332,426,526	-

Receivable for:
Fund shares sold	-	105,662	24,645,018	5,442,527	3,500

Interest	1,604,937	106,844	81,064,750	156,269,701	733,173

Fund expenses absorbed	62,364	31,587	948,099	465,387	37,054

Investment for trustee deferred compensation and retirement plans	3,677,258	770,140	1,724,878	785,599	84,525

Other assets	139,289	219,898	1,984,421	7,049,318	179,649

Total assets	1,545,299,377	368,710,564	32,167,849,439	67,998,381,111	1,633,971,209

Liabilities:
Payable for: Investments purchased	-	-	668,538,095	1,389,400,360	159,342,310

Fund shares reacquired	-	1,000	7,422,499	3,396,771	-

Dividends	6,098,918	117,456	69,452,207	147,801,150	2,107,363

Accrued fees to affiliates	268,582	57,815	6,441,572	10,099,923	304,372

Accrued operating expenses	15,145	15,805	69,113	25,455	15,888

Trustee deferred compensation and retirement plans	3,820,059	804,311	1,898,699	941,697	93,467

Total liabilities	10,202,704	996,387	753,822,185	1,551,665,356	161,863,400

Net assets applicable to shares outstanding	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net assets consist of:
Shares of beneficial interest	$1,536,654,294	$368,265,946	$31,414,305,772	$66,469,733,917	$1,472,576,933

Distributable earnings (loss)	(1,557,621)	(551,769)	(278,518)	(23,018,162)	(469,124)

	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net Assets:
Institutional Class	$1,510,269,983	$347,889,943	$25,500,186,077	$52,448,049,188	$1,318,289,390

Private Investment Class	$1,087,689	$2,810,767	$1,207,377,606	$1,337,985,185	$34,963,721

Personal Investment Class	$10,270	$10,492,833	$906,767,405	$81,334,517	$11,748

Cash Management Class	$1,732,866	$445,842	$320,693,823	$565,718,749	$6,864,800

Reserve Class	$116,727	$534,843	$727,312,025	$533,682,326	$101,195,974

Resource Class	$262,666	$414	$24,161,002	$139,915,696	$10,770,872

Corporate Class	$9,021,344	$5,539,535	$1,687,923,703	$294,246,055	$11,304

CAVU Securities Class	$12,595,128	$-	$1,039,605,613	$11,045,784,039	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23       Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	1,509,540,018	347,872,009	25,498,254,355	52,466,127,578	1,318,658,359

Private Investment Class	1,087,163	2,810,624	1,207,299,084	1,338,446,032	34,973,535

Personal Investment Class	10,265	10,492,299	906,700,624	81,362,502	11,752

Cash Management Class	1,732,029	445,819	320,668,278	565,917,132	6,866,727

Reserve Class	116,670	534,815	727,266,384	533,865,906	101,224,425

Resource Class	262,539	414	24,157,181	139,963,874	10,773,901

Corporate Class	9,016,983	5,539,253	1,687,822,279	294,347,398	11,307

CAVU Securities Class	12,589,040	-	1,039,527,339	11,049,590,206	-

Net asset value, offering and redemption price per share for each class	$1.0005	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$1,539,369,247	$367,490,011	$31,559,125,114	$66,817,150,381	$1,632,898,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24       Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio
Investment income:

Interest	$54,840,161	$9,618,070	$947,334,092	$1,902,377,528	$39,644,009

Expenses:

Advisory fees	1,466,211	264,306	26,110,181	35,049,589	920,361

Administrative services fees	430,090	77,530	7,659,004	15,422,230	322,915

Custodian fees	5,949	10,187	197,802	750,832	3,197

Distribution fees:
Private Investment Class	1,601	3,837	1,650,216	1,780,174	37,939

Personal Investment Class	27	9,863	2,561,222	227,212	31

Cash Management Class	685	176	112,782	233,146	2,673

Reserve Class	548	1,252	3,048,055	2,246,406	513,302

Resource Class	257	-	45,918	147,171	3,275

Corporate Class	858	714	233,599	48,980	180

Transfer agent fees	87,971	15,858	1,566,586	3,154,488	66,050

Trustees’ and officers’ fees and benefits	16,155	6,815	148,337	320,459	14,115

Registration and filing fees	34,048	33,932	216,241	266,202	45,888

Reports to shareholders	5,896	5,640	10,845	23,709	5,545

Professional services fees	22,754	18,952	119,105	289,710	21,320

Other	66,267	37,096	537,316	722,295	59,062

Total expenses	2,139,317	486,158	44,217,209	60,682,603	2,015,853

Less: Fees waived and expenses reimbursed	(374,436)	(152,845)	(5,208,875)	(625,539)	(136,356)

Net expenses	1,764,881	333,313	39,008,334	60,057,064	1,879,497

Net investment income	53,075,280	9,284,757	908,325,758	1,842,320,464	37,764,512

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	9,518	(5)	1,484,359	3,122,012	24,612

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	712,757	(9,882)	-	-	-

Net realized and unrealized gain (loss)	722,275	(9,887)	1,484,359	3,122,012	24,612

Net increase in net assets resulting from operations	$53,797,555	$9,274,870	$909,810,117	$1,845,442,476	$37,789,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25       Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations:
Net investment income	$53,075,280	$81,070,394	$9,284,757	$15,631,347

Net realized gain (loss)	9,518	2,847	(5)	153

Change in net unrealized appreciation (depreciation)	712,757	(22,559)	(9,882)	1,664

Net increase in net assets resulting from operations	53,797,555	81,050,682	9,274,870	15,633,164

Distributions to shareholders from distributable earnings:
Institutional Class	(52,479,414)	(80,699,792)	(8,993,244)	(15,532,523)

Private Investment Class	(27,389)	(43,207)	(63,757)	(19,712)

Personal Investment Class	(250)	(398)	(84,869)	(3,623)

Cash Management Class	(45,767)	(73,755)	(11,432)	(19,230)

Reserve Class	(2,872)	(5,393)	(6,348)	(2,735)

Resource Class	(6,730)	(10,560)	(11)	(18)

Corporate Class	(154,498)	(150,333)	(125,096)	(53,506)

CAVU Securities Class	(358,360)	(86,956)	-	-

Total distributions from distributable earnings	(53,075,280)	(81,070,394)	(9,284,757)	(15,631,347)

Share transactions-net:
Institutional Class	(676,994,916)	444,886,451	(81,779,112)	107,202,226

Private Investment Class	28,039	(13,637)	2,145,168	208,366

Personal Investment Class	9	10	10,400,367	3,243

Cash Management Class	22,950	(10,809)	8,174	68,628

Reserve Class	(18,969)	(39,355)	293,830	170,771

Resource Class	7,847	6,794	13	16

Corporate Class	4,723,841	4,275,706	2,527,996	2,990,408

CAVU Securities Class	(1,401,903)	13,891,649	-	-

Net increase (decrease) in net assets resulting from share transactions	(673,633,102)	462,996,809	(66,403,564)	110,643,658

Net increase (decrease) in net assets	(672,910,827)	462,977,097	(66,413,451)	110,645,475

Net assets:
Beginning of period	2,208,007,500	1,745,030,403	434,127,628	323,482,153

End of period	$1,535,096,673	$2,208,007,500	$367,714,177	$434,127,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26       Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$908,325,758	$1,636,379,490	$1,842,320,464	$3,545,474,831

Net realized gain	1,484,359	3,331,458	3,122,012	1,842,825

Net increase in net assets resulting from operations	909,810,117	1,639,710,948	1,845,442,476	3,547,317,656

Distributions to shareholders from distributable earnings:
Institutional Class	(762,420,943)	(1,425,848,124)	(1,480,547,139)	(2,937,396,325)

Private Investment Class	(27,243,761)	(27,974,050)	(29,470,877)	(31,871,187)

Personal Investment Class	(21,942,918)	(18,833,514)	(1,949,609)	(1,724,597)

Cash Management Class	(7,304,210)	(10,262,717)	(15,131,304)	(28,870,727)

Reserve Class	(15,387,050)	(26,643,468)	(11,358,502)	(18,675,529)

Resource Class	(1,462,655)	(2,858,404)	(4,700,152)	(7,821,438)

Corporate Class	(40,740,879)	(66,239,040)	(8,554,213)	(54,893,700)

CAVU Securities Class	(31,823,342)	(57,720,173)	(290,608,668)	(464,221,328)

Total distributions from distributable earnings	(908,325,758)	(1,636,379,490)	(1,842,320,464)	(3,545,474,831)

Share transactions-net:
Institutional Class	(3,336,093,258)	7,411,651,408	(13,214,481,056)	4,490,547,363

Private Investment Class	120,239,725	705,232,421	365,938,634	394,333,067

Personal Investment Class	59,051,615	266,760,119	(5,374,469)	47,387,887

Cash Management Class	141,914,366	(216,057,236)	(70,007,227)	(506,942,746)

Reserve Class	111,080,652	(371,297,287)	91,494,725	(156,621,571)

Resource Class	(66,974,645)	13,734,527	(26,007,072)	30,913,371

Corporate Class	124,857,867	1,088,925,297	(1,261,983)	(247,224,939)

CAVU Securities Class	(226,082,914)	708,337,686	(1,713,814,046)	7,909,884,014

Net increase (decrease) in net assets resulting from share transactions	(3,072,006,592)	9,607,286,935	(14,573,512,494)	11,962,276,446

Net increase (decrease) in net assets	(3,070,522,233)	9,610,618,393	(14,570,390,482)	11,964,119,271

Net assets:
Beginning of period	34,484,549,487	24,873,931,094	81,017,106,237	69,052,986,966

End of period	$31,414,027,254	$34,484,549,487	$66,446,715,755	$81,017,106,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27       Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Obligations Portfolio

	February 29, 2024	August 31, 2023

Operations:
Net investment income	$37,764,512	$59,282,259

Net realized gain (loss)	24,612	(315,693)

Net increase in net assets resulting from operations	37,789,124	58,966,566

Distributions to shareholders from distributable earnings:
Institutional Class	(34,138,527)	(55,729,583)

Private Investment Class	(753,583)	(733,670)

Personal Investment Class	(266)	(287,819)

Cash Management Class	(171,845)	(151,109)

Reserve Class	(2,565,451)	(1,944,055)

Resource Class	(103,611)	(236,076)

Corporate Class	(31,229)	(199,947)

Total distributions from distributable earnings	(37,764,512)	(59,282,259)

Share transactions-net:
Institutional Class	(164,879,356)	381,291,981

Private Investment Class	10,909,676	9,497,580

Personal Investment Class	1,108	(12,709,449)

Cash Management Class	(3,497,188)	10,285,327

Reserve Class	27,219,785	31,852,196

Resource Class	4,529,792	6,145,804

Corporate Class	(2,767,152)	(563,244)

Net increase (decrease) in net assets resulting from share transactions	(128,483,335)	425,800,195

Net increase (decrease) in net assets	(128,458,723)	425,484,502

Net assets:
Beginning of period	1,600,566,532	1,175,082,030

End of period	$1,472,107,809	$1,600,566,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28       Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/29/24	$1.0001	$0.0260	$0.0004	$0.0264	$(0.0260)	$-	$-	$(0.0260)	$1.0005	2.67%	$263	0.38	%(c)	0.42	%(c)	5.23	%(c)
Year ended 08/31/23	1.0002	0.0424	(0.0004)	0.0420	(0.0421)	-	-	(0.0421)	1.0001	4.28	255	0.38		0.42		4.24
Year ended 08/31/22	1.0004	0.0039	(0.0000)	0.0039	(0.0041)	-	-	(0.0041)	1.0002	0.39	248	0.26		0.42		0.40
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	362	0.21		0.42		0.01
Year ended 08/31/20	1.0004	0.0106	(0.0006)	0.0100	(0.0098)	-	-	(0.0098)	1.0006	1.01	366	0.37		0.42		1.07
Year ended 08/31/19	1.0004	0.0217	0.0000	0.0217	(0.0217)	-	-	(0.0217)	1.0004	2.19	363	0.38		0.42		2.17
Invesco STIC Prime Portfolio
Six months ended 02/29/24	1.0001	0.0272	(0.0009)	0.0263	(0.0263)	-	-	(0.0263)	1.0001	2.66	0	0.34	(c)	0.43	(c)	5.12	(c)
Year ended 08/31/23	1.0000	0.0442	(0.0011)	0.0431	(0.0430)	-	-	(0.0430)	1.0001	4.40	0	0.34		0.43		4.08
Year ended 08/31/22	1.0000	0.0047	0.0000	0.0047	(0.0043)	-	(0.0004)	(0.0047)	1.0000	0.47	0	0.15		0.44		0.61
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	0	0.13		0.46		0.01
Year ended 08/31/20	1.0001	0.0104	(0.0013)	0.0091	(0.0092)	-	-	(0.0092)	1.0000	0.93	123	0.31		0.42		1.03
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	-	(0.0211)	1.0001	2.13	123	0.34		0.41		2.10
Invesco Treasury Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.56	24,161	0.34	(c)	0.37	(c)	5.10	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.21	91,130	0.34		0.38		4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.39	77,390	0.20		0.37		0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	53,210	0.10		0.37		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.79	635,713	0.31		0.37		0.73
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.04	632,598	0.34		0.37		2.02
Invesco Government & Agency Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.57	139,916	0.32	(c)	0.32	(c)	5.11	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.22	165,918	0.32		0.32		4.23
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.43	135,003	0.20		0.32		0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	117,902	0.08		0.32		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.81	143,148	0.29		0.31		0.71
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.06	180,617	0.32		0.32		2.04
Invesco Treasury Obligations Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	2.54	10,771	0.34	(c)	0.36	(c)	5.06	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.08	6,242	0.34		0.36		4.06
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.36	98	0.21		0.37		0.37
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	98	0.10		0.37		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.80	150	0.33		0.36		0.69
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.01	134	0.34		0.37		1.99

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29       Short-Term Investments Trust

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

30       Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U. S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

31       Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

For the six months ended February 29, 2024, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

32       Short-Term Investments Trust

For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$374,436

Invesco STIC Prime Portfolio	152,845

Invesco Treasury Portfolio	5,208,875

Invesco Government & Agency Portfolio	625,539

Invesco Treasury Obligations Portfolio	136,356

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have

33       Short-Term Investments Trust

certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
Fund	Not Subject to Expiration	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 29, 2024
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$1,539,369,247	$476,780	$(30,498)	$446,282
Invesco STIC Prime Portfolio	367,490,011	-	(13,578)	(13,578)
Invesco Treasury Portfolio	31,559,669,428	-	(544,314)	(544,314)
Invesco Treasury Obligations Portfolio	1,632,932,827	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 8–Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,160,496,220	$7,163,617,490	14,689,381,103	$14,692,392,767

Private Investment Class	507	507	461	461

Cash Management Class	2	2	3,194	3,195

Reserve Class	20	20	74	74

Corporate Class	5,995,803	6,000,000	6,918,117	6,920,000

CAVU Securities Class	822,603	822,755	20,940,809	20,942,903

34       Short-Term Investments Trust

NOTE 8–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	7,929,027	$7,932,448	8,488,080	$8,489,799

Private Investment Class	31,000	31,013	39,164	39,172

Personal Investment Class	9	9	10	10

Cash Management Class	53,335	53,357	68,982	68,996

Reserve Class	3,401	3,403	5,067	5,068

Resource Class	7,844	7,847	9,857	9,859

Corporate Class	173,928	174,007	130,854	130,878

CAVU Securities Class	417,868	418,038	20,195	20,197

Reacquired:
Institutional Class	(7,845,121,389)	(7,848,544,854)	(14,253,037,054)	(14,255,996,115)

Private Investment Class	(3,480)	(3,481)	(53,258)	(53,270)

Cash Management Class	(30,397)	(30,409)	(82,976)	(83,000)

Reserve Class	(22,382)	(22,392)	(44,488)	(44,497)

Resource Class	-	-	(3,064)	(3,065)

Corporate Class	(1,449,876)	(1,450,166)	(2,774,617)	(2,775,172)

CAVU Securities Class	(2,641,654)	(2,642,696)	(7,070,744)	(7,071,451)

Net increase (decrease) in share activity	(673,337,611)	$(673,633,102)	462,939,766	$462,996,809

(a)	40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35       Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	774,718,524	$774,794,102	1,869,976,252	$1,870,028,473

Private Investment Class	2,514,749	2,515,000	611,125	611,137

Personal Investment Class	14,007,334	14,008,444	200,000	200,000

Cash Management Class	-	-	202,044	202,044

Reserve Class	402,960	403,001	169,984	170,001

Resource Class	2,081,792	2,082,002	1	1

Corporate Class	3,568,657	3,569,013	3,184,015	3,184,088

Issued as reinvestment of dividends:
Institutional Class	9,144,133	9,145,046	9,572,929	9,573,297

Private Investment Class	8,160	8,161	13,902	13,903

Personal Investment Class	81,392	83,274	3,243	3,243

Cash Management Class	8,174	8,174	10,701	10,702

Reserve Class	6,903	6,903	2,271	2,271

Resource Class	13	13	16	16

Corporate Class	137,512	137,525	40,528	40,531

Reacquired:
Institutional Class	(865,637,240)	(865,718,260)	(1,772,368,596)	(1,772,399,544)

Private Investment Class	(377,955)	(377,993)	(416,660)	(416,674)

Personal Investment Class	(3,691,072)	(3,691,351)	(200,000)	(200,000)

Cash Management Class	-	-	(144,115)	(144,118)

Reserve Class	(116,063)	(116,074)	(1,502)	(1,501)

Resource Class	(2,081,793)	(2,082,002)	(1)	(1)

Corporate Class	(1,178,428)	(1,178,542)	(234,201)	(234,211)

Net increase (decrease) in share activity	(66,402,248)	$(66,403,564)	110,621,936	$110,643,658

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36       Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,242,657,004	$132,242,657,004	274,406,114,953	$274,406,114,953

Private Investment Class	1,150,357,912	1,150,357,912	1,927,265,025	1,927,265,025

Personal Investment Class	2,420,984,799	2,420,984,799	2,652,216,519	2,652,216,519

Cash Management Class	667,373,212	667,373,212	891,962,433	891,962,433

Reserve Class	1,762,030,465	1,762,030,465	4,059,561,441	4,059,561,441

Resource Class	110,949,418	110,949,418	289,292,340	289,292,340

Corporate Class	6,253,732,443	6,253,732,443	13,246,649,542	13,246,649,542

CAVU Securities Class	9,867,223,140	9,867,223,140	22,252,025,618	22,252,025,618

Issued as reinvestment of dividends:
Institutional Class	315,492,829	315,492,829	429,132,893	429,132,893

Private Investment Class	23,361,810	23,361,810	15,063,443	15,063,443

Personal Investment Class	12,825,235	12,825,235	11,951,452	11,951,452

Cash Management Class	4,819,488	4,819,488	9,757,614	9,757,614

Reserve Class	15,387,050	15,387,050	23,854,384	23,854,384

Resource Class	1,462,655	1,462,655	2,503,679	2,503,679

Corporate Class	38,187,635	38,187,635	27,110,572	27,110,572

CAVU Securities Class	11,365,314	11,365,314	28,156,470	28,156,470

Reacquired:
Institutional Class	(135,894,243,091)	(135,894,243,091)	(267,423,596,438)	(267,423,596,438)

Private Investment Class	(1,053,479,997)	(1,053,479,997)	(1,237,096,047)	(1,237,096,047)

Personal Investment Class	(2,374,758,419)	(2,374,758,419)	(2,397,407,852)	(2,397,407,852)

Cash Management Class	(530,278,334)	(530,278,334)	(1,117,777,283)	(1,117,777,283)

Reserve Class	(1,666,336,863)	(1,666,336,863)	(4,454,713,112)	(4,454,713,112)

Resource Class	(179,386,718)	(179,386,718)	(278,061,492)	(278,061,492)

Corporate Class	(6,167,062,211)	(6,167,062,211)	(12,184,834,817)	(12,184,834,817)

CAVU Securities Class	(10,104,671,368)	(10,104,671,368)	(21,571,844,402)	(21,571,844,402)

Net increase (decrease) in share activity	(3,072,006,592)	$(3,072,006,592)	9,607,286,935	$9,607,286,935

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37       Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	295,455,661,195	$295,455,661,195	676,317,844,983	$676,317,844,983

Private Investment Class	1,700,112,768	1,700,112,768	2,772,830,810	2,772,830,810

Personal Investment Class	259,074,511	259,074,511	291,186,446	291,186,446

Cash Management Class	117,341,060	117,341,060	687,171,805	687,171,805

Reserve Class	901,547,425	901,547,425	1,637,403,110	1,637,403,110

Resource Class	836,902,473	836,902,473	1,746,682,416	1,746,682,416

Corporate Class	760,110,385	760,110,385	15,706,196,046	15,706,196,046

CAVU Securities Class	65,813,712,684	65,813,712,684	138,982,525,837	138,982,525,837

Issued as reinvestment of dividends:
Institutional Class	726,791,934	726,791,934	1,169,954,288	1,169,954,288

Private Investment Class	20,471,417	20,471,417	19,707,465	19,707,465

Personal Investment Class	1,843,389	1,843,389	1,370,472	1,370,472

Cash Management Class	4,293,145	4,293,145	5,398,766	5,398,766

Reserve Class	11,358,502	11,358,502	16,666,940	16,666,940

Resource Class	4,030,878	4,030,878	6,163,097	6,163,097

Corporate Class	4,751,900	4,751,900	30,430,600	30,430,600

CAVU Securities Class	219,180,136	219,180,136	269,901,724	269,901,724

Reacquired:
Institutional Class	(309,396,934,185)	(309,396,934,185)	(672,997,251,908)	(672,997,251,908)

Private Investment Class	(1,354,645,551)	(1,354,645,551)	(2,398,205,208)	(2,398,205,208)

Personal Investment Class	(266,292,369)	(266,292,369)	(245,169,031)	(245,169,031)

Cash Management Class	(191,641,432)	(191,641,432)	(1,199,513,317)	(1,199,513,317)

Reserve Class	(821,411,202)	(821,411,202)	(1,810,691,621)	(1,810,691,621)

Resource Class	(866,940,423)	(866,940,423)	(1,721,932,142)	(1,721,932,142)

Corporate Class	(766,124,268)	(766,124,268)	(15,983,851,585)	(15,983,851,585)

CAVU Securities Class	(67,746,706,866)	(67,746,706,866)	(131,342,543,547)	(131,342,543,547)

Net increase (decrease) in share activity	(14,573,512,494)	$(14,573,512,494)	11,962,276,446	$11,962,276,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38       Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,158,438,206	$1,158,438,206	5,169,670,586	$5,169,670,586

Private Investment Class	15,682,288	15,682,288	17,710,953	17,710,953

Personal Investment Class	842	842	8,901,266	8,901,266

Cash Management Class	2,122,371	2,122,371	11,800,855	11,800,855

Reserve Class	197,043,546	197,043,546	203,740,500	203,740,500

Resource Class	51,438,231	51,438,231	87,877,408	87,877,408

Corporate Class	4,169	4,169	20,654,915	20,654,915

Issued as reinvestment of dividends:
Institutional Class	25,163,126	25,163,126	28,171,168	28,171,168

Private Investment Class	753,583	753,583	621,107	621,107

Personal Investment Class	266	266	271,902	271,902

Cash Management Class	171,845	171,845	108,074	108,074

Reserve Class	1,173,098	1,173,098	1,364,201	1,364,201

Resource Class	103,611	103,611	208,032	208,032

Corporate Class	31,229	31,229	184,948	184,948

Reacquired:
Institutional Class	(1,348,480,688)	(1,348,480,688)	(4,816,549,773)	(4,816,549,773)

Private Investment Class	(5,526,195)	(5,526,195)	(8,834,480)	(8,834,480)

Personal Investment Class	-	-	(21,882,617)	(21,882,617)

Cash Management Class	(5,791,404)	(5,791,404)	(1,623,602)	(1,623,602)

Reserve Class	(170,996,859)	(170,996,859)	(173,252,505)	(173,252,505)

Resource Class	(47,012,050)	(47,012,050)	(81,939,636)	(81,939,636)

Corporate Class	(2,802,550)	(2,802,550)	(21,403,107)	(21,403,107)

Net increase (decrease) in share activity	(128,483,335)	$(128,483,335)	425,800,195	$425,800,195

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9–Subsequent Event

Effective on or around June 7, 2024, Invesco Government & Agency Portfolio will begin offering Premier Class shares.

39       Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Resource Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,026.70	$1.91	$1,022.97	$1.91	0.38%
Invesco STIC Prime Portfolio	1,000.00	1,026.60	1.71	1,023.17	1.71	0.34
Invesco Treasury Portfolio	1,000.00	1,025.60	1.71	1,023.17	1.71	0.34
Invesco Government & Agency Portfolio	1,000.00	1,025.70	1.61	1,023.27	1.61	0.32
Invesco Treasury Obligations Portfolio	1,000.00	1,025.40	1.71	1,023.17	1.71	0.34

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40       Short-Term Investments Trust

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld
(1)* Beth Ann Brown	41,550,485,315.31	118,958,792.44
Carol Deckbar	41,558,499,618.72	110,944,489.03
Cynthia Hostetler	41,319,175,472.31	350,268,635.44
Dr. Eli Jones	41,576,578,291.31	92,865,816.44
Elizabeth Krentzman	41,557,953,940.31	111,490,167.44
Jeffrey H. Kupor	41,613,199,093.72	56,245,014.03
Anthony J. LaCava, Jr.	41,576,282,064.31	93,162,043.44
James Liddy	41,613,406,322.72	56,037,785.03
Dr. Prema Mathai-Davis	41,317,293,374.31	352,150,733.44
Joel W. Motley	41,605,907,628.31	63,536,479.44
Teresa M. Ressel	41,537,697,479.31	131,746,628.44
Douglas Sharp	41,613,201,685.72	56,242,422.03
Robert C. Troccoli	41,593,082,451.31	76,361,656.44
Daniel S. Vandivort	41,605,094,636.31	64,349,471.44

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust).

41       Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-4

Semiannual Report to Shareholders	February 29, 2024

Private Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

2	Fund Data
3	Schedules of Investments
23	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
40	Fund Expenses
41	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/29/24

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	24 - 51 days	27 days	42 days	$1.1 million
Invesco STIC Prime[1]	3 - 11 days	7 days	8 days	2.8 million
Invesco Treasury[2]	8 - 41 days	23 days	105 days	1.2 billion
Invesco Government & Agency[2]	16 - 38 days	24 days	106 days	1.3 billion
Invesco Treasury Obligations[2]	27 - 56 days	52 days	85 days	35.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-44.57%(a)
Asset Management & Custody Banks-1.60%
BofA Securities, Inc.	5.92%	07/12/2024	$25,000	$24,502,742

Asset-Backed Securities - Consumer Receivables-0.65%
Old Line Funding LLC (SOFR + 0.40%) (CEP - Royal Bank of Canada)(b)(c)(d)	5.79%	12/26/2024	10,000	10,017,085

Consumer Finance-2.89%
Toyota Finance Australia Ltd. (Australia)(c)	5.48%	05/22/2024	45,000	44,444,177

Diversified Banks-35.52%
Australia & New Zealand Banking Group Ltd. (Australia)(b)(c)	5.65%	05/24/2024	50,000	49,380,208

BNG Bank N.V. (Netherlands)(b)(c)	5.34%	03/04/2024	50,000	49,970,583

Canadian Imperial Bank of Commerce(b)(c)	5.88%	06/17/2024	25,000	24,598,450

Citigroup Global Markets, Inc.(b)	5.80%	03/25/2024	10,000	9,962,813

Commonwealth Bank of Australia (Australia)(b)(c)	5.95%	10/16/2024	25,000	24,181,264

DBS Bank Ltd. (Singapore)(b)(c)	5.32%	03/14/2024	50,000	49,896,602

Dexia Credit Local S.A. (France)(b)(c)	5.77%	03/04/2024	10,000	9,994,093

DNB Bank ASA (Norway)(b)(c)	5.97%	09/26/2024	25,000	24,243,417

ING (US) Funding LLC(b)(c)	5.82%	05/01/2024	20,000	19,815,228

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	25,000	25,026,412

Royal Bank of Canada (Canada)(b)(c)	6.00%	10/16/2024	25,000	24,160,819

Skandinaviska Enskilda Banken AB (Sweden)(b)(c)	5.79%	05/01/2024	50,000	49,545,993

Svenska Handelsbanken AB (Sweden)(b)(c)	5.54%	05/22/2024	50,000	49,391,545

Swedbank AB (Sweden)(c)	5.78%	03/12/2024	60,000	59,894,500

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.00%	04/26/2024	25,000	25,020,562

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.95%	11/01/2024	50,000	50,115,026

				545,197,515

Specialized Finance-3.91%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	50,000	50,003,961

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	10,000	10,005,197

				60,009,158

Total Commercial Paper (Cost $683,724,395)				684,170,677

Certificates of Deposit-21.50%
Canadian Imperial Bank of Commerce (Canada)(c)	5.31%	03/01/2024	55,000	55,000,000

DNB Bank ASA(c)	5.31%	03/01/2024	55,000	55,000,000

DZ Bank AG(c)	5.30%	03/01/2024	80,000	80,000,000

Nordea Bank Abp(c)	5.30%	03/01/2024	80,000	80,000,000

Skandinaviska Enskilda Banken AB(c)	5.31%	03/01/2024	30,000	30,000,000

Svenska Handelsbanken AB(c)	5.30%	03/01/2024	30,000	30,000,000

Total Certificates of Deposit (Cost $330,000,000)				330,000,000

Variable Rate Demand Notes-5.87%(e)
Credit Enhanced-5.87%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(b)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	$2,300	$2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.94% (Cost $1,103,914,394)				1,104,360,676

			Repurchase Amount
Repurchase Agreements-28.37%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(c)(h)	5.45%	03/06/2024	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(c)(h)	5.42%	03/06/2024	40,042,156	40,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(c)(h)	5.46%	03/01/2024	45,047,775	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(c)(h)	5.40%	03/01/2024	30,031,500	30,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	50,007,444	50,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(c)(j)	5.41%	03/01/2024	15,065,363	15,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(c)	5.39%	03/01/2024	30,004,492	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	65,294,089	65,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(c)(h)	5.50%	03/05/2024	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(c)(j)	5.49%	03/01/2024	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	30,459,354	30,454,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(c)(h)	5.40%	03/01/2024	$50,052,500	$50,000,000

Total Repurchase Agreements (Cost $435,454,853)				435,454,853

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.31% (Cost $1,539,369,247)				1,539,815,529

OTHER ASSETS LESS LIABILITIES-(0.31)%				(4,718,856)

NET ASSETS-100.00%				$1,535,096,673

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $576,179,257, which represented 37.53% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.2%; Sweden: 14.3%; France: 8.1%; Netherlands: 8.1%; Australia: 8.0%; Germany: 5.2%; Finland: 5.2%; Norway: 5.2%; other countries less than 5% each: 10.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Canadian Imperial Bank of Commerce	5.2

DZ Bank AG	5.2

Nordea Bank Abp	5.2

Skandinaviska Enskilda Banken AB	5.2

Svenska Handelsbanken AB	5.2

DNB Bank ASA	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	59.2%

8-30	11.1

31-60	1.6

61-90	13.9

91-180	5.5

181+	8.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-44.06%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	5.32%	03/01/2024	$18,000	$18,000,000

Canadian Imperial Bank of Commerce (Canada)(a)	5.31%	03/01/2024	18,000	18,000,000

DNB Bank ASA(a)	5.31%	03/01/2024	18,000	18,000,000

DZ Bank AG(a)	5.30%	03/01/2024	18,000	18,000,000

Mizuho Bank Ltd.(a)	5.32%	03/01/2024	18,000	18,000,000

Nordea Bank Abp(a)	5.30%	03/01/2024	18,000	18,000,000

Skandinaviska Enskilda Banken AB(a)	5.31%	03/01/2024	18,000	18,000,000

Sumitomo Mitsui Trust Bank Ltd.(a)	5.31%	03/01/2024	18,000	18,000,000

Svenska Handelsbanken AB(a)	5.30%	03/01/2024	18,000	18,000,000

Total Certificates of Deposit (Cost $162,000,000)				162,000,000

Commercial Paper-22.21%(b)
Asset-Backed Securities - Fully Supported-1.08%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	5.38%	04/15/2024	4,000	3,972,323

Asset-Backed Securities - Fully Supported Bank-4.07%
Anglesea Funding LLC (Multi - CEP’s)(a)(c)	5.35%	03/08/2024	6,000	5,992,898
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(a)(c)	5.37%	03/06/2024	6,000	5,994,656
Versailles Commercial Paper LLC (CEP - Natixis SA)(a)	5.39%	04/03/2024	3,000	2,984,799

				14,972,353

Diversified Banks-4.33%
Banco Santander S.A. (Spain)(a)(c)	5.37%	04/01/2024	5,000	4,976,108
BNG Bank N.V. (Netherlands)(a)(c)	5.36%	04/05/2024	6,000	5,968,014
Lloyds Bank Corporate Markets PLC(a)	5.37%	04/08/2024	5,000	4,971,086

				15,915,208

Diversified Capital Markets-4.88%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(c)	5.41%	03/18/2024	6,000	5,983,923
Great Bear Funding LLC (CEP - Bank of Nova Scotia)(a)(c)	5.36%	03/21/2024	6,000	5,981,138
Pacific Life Short Term Funding LLC(c)	5.37%	04/08/2024	6,000	5,965,258

				17,930,319

Diversified Financial Services-1.63%
Erste Abwicklungsanstalt (Germany)(a)(c)	5.36%	03/07/2024	6,000	5,993,799

Integrated Oil & Gas-1.63%
TotalEnergies Capital S.A. (France)(a)(c)	5.36%	03/11/2024	6,000	5,990,217

Life & Health Insurance-1.62%
New York Life Capital Corp.(c)	5.35%	04/08/2024	6,000	5,965,368

Pharmaceuticals-1.62%
Novartis Finance Corp.(a)(c)	5.38%	04/22/2024	6,000	5,952,983

Regional Banks-1.35%
Macquarie Bank Ltd. (Australia)(a)(c)	5.36%	04/12/2024	5,000	4,967,814

Total Commercial Paper (Cost $81,673,962)				81,660,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes-2.72%(d)
Credit Enhanced-2.72%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(c)(e)	5.92%	04/01/2047	$5,000	$5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	5.38%	05/01/2037	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.99% (Cost $253,673,962)				253,660,384

			Repurchase Amount
Repurchase Agreements-30.95%(f)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(a)(g)	5.45%	03/06/2024	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(a)(g)	5.42%	03/06/2024	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(g)(h)	5.36%	03/01/2024	10,001,489	10,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(g)	5.40%	03/01/2024	5,000,750	5,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(a)	5.39%	03/01/2024	10,001,497	10,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(a)(g)	5.50%	03/05/2024	10,010,694	10,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(a)(i)	5.49%	03/01/2024	5,000,763	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	40,822,081	40,816,049

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

Total Repurchase Agreements (Cost $113,816,049)				113,816,049

TOTAL INVESTMENTS IN SECURITIES(j)(k)-99.94% (Cost $367,490,011)				367,476,433

OTHER ASSETS LESS LIABILITIES-0.06%				237,744

NET ASSETS-100.00%				$367,714,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.1%; Japan: 12.8%; Sweden: 9.8%; France: 7.6%; Germany: 6.5%; Australia: 6.2%; other countries less than 5% each: 20.1%.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $78,704,499, which represented 21.40% of the Fund’s Net Assets.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	81.0%

8-30	6.5

31-60	12.5

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-28.46%
U.S. Treasury Bills-6.12%(a)
U.S. Treasury Bills	5.44%	03/05/2024	$305,900	$305,718,499

U.S. Treasury Bills	5.49%	04/04/2024	750,000	746,217,500

U.S. Treasury Bills	5.47%	05/02/2024	200,000	198,167,555

U.S. Treasury Bills	4.83%-4.87%	12/26/2024	349,000	335,455,208

U.S. Treasury Bills	4.81%	01/23/2025	350,000	335,339,084

				1,920,897,846

U.S. Treasury Floating Rate Notes-16.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	558,000	558,201,843

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,875,000	1,875,574,221

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	1,300,000	1,299,198,410

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	1,000,000	999,655,661

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	400,000	400,306,001

				5,132,936,136

U.S. Treasury Notes-6.00%
U.S. Treasury Notes	3.00%	06/30/2024	250,000	247,995,944

U.S. Treasury Notes	0.38%	08/15/2024	500,000	488,596,330

U.S. Treasury Notes	0.38%	09/15/2024	250,000	243,314,278

U.S. Treasury Notes	1.50%	10/31/2024	250,000	244,108,101

U.S. Treasury Notes	4.38%	10/31/2024	419,000	416,947,265

U.S. Treasury Notes	2.25%	11/15/2024	250,000	245,315,457

				1,886,277,375

Total U.S. Treasury Securities (Cost $8,940,111,357)				8,940,111,357

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.46% (Cost $8,940,111,357)				8,940,111,357

			Repurchase Amount
Repurchase Agreements-72.00%(c)
ABN AMRO Bank N.V., agreement dated 02/29/2024, maturing value of $450,066,375 (collateralized by U.S. Treasury obligations valued at $459,000,053; 0.38% - 1.25%; 09/30/2027 - 07/31/2028)	5.31%	03/01/2024	450,066,375	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(d)	5.00%	10/28/2024	1,095,002,083	1,055,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 -05/15/2053)(d)(e)	5.43%	03/01/2024	1,090,164,408	1,090,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 -02/15/2051)(d)(e)	5.44%	03/01/2024	490,074,044	490,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	$400,058,889	$400,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(d)(e)	5.35%	03/01/2024	300,044,583	300,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(d)(e)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(d)(e)	5.36%	03/01/2024	200,029,778	200,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,500,222,917 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 0.13% - 4.63%; 02/28/2026 - 08/15/2044)(d)(e)	5.35%	03/01/2024	1,500,222,917	1,500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,005; 1.88% - 5.00%; 07/15/2025 - 05/15/2037)(e)	5.40%	03/01/2024	500,075,000	500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $750,111,667 (collateralized by U.S. Treasury obligations valued at $765,000,012; 1.63% - 4.50%; 10/31/2026 - 05/15/2048)(d)(e)	5.36%	03/01/2024	750,111,667	750,000,000

CIBC World Markets Corp., term agreement dated 02/01/2024, maturing value of $705,078,306 (collateralized by U.S. Treasury obligations valued at $714,000,025; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/21/2024	705,078,306	700,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $187,490,177 (collateralized by U.S. Treasury obligations valued at $188,700,025; 0.13% - 5.00%; 07/31/2024 - 02/15/2050)(d)	5.33%	03/14/2024	187,490,177	185,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $927,316,281 (collateralized by U.S. Treasury obligations valued at $933,300,029; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/14/2024	927,316,281	915,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 -12/31/2026)(d)	5.32%	03/07/2024	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	500,073,750	500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,400,206,111	1,400,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,057; 2.38% - 3.00%; 05/15/2051 - 08/15/2052)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,047,197	250,010,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(d)	5.32%	03/06/2024	$100,103,776	$100,000,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	785,669,300	780,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(d)	5.33%	03/06/2024	572,192,400	571,600,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/28/2024, maturing value of $100,103,444 (collateralized by U.S. Treasury obligations valued at $102,030,227; 0.75%; 08/31/2026)(d)	5.32%	03/06/2024	100,103,444	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/29/2024, maturing value of $726,445,038 (collateralized by U.S. Treasury obligations valued at $744,025,186; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.33%	03/01/2024	726,445,038	726,337,500

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 -11/15/2053)(d)	5.33%	03/21/2024	2,337,174,444	2,320,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(d)	5.32%	03/01/2024	455,470,672	455,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	493,486,072	493,413,294

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	669,214,467	669,114,286

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(d)	5.39%	03/04/2024	668,838,380	668,538,095

Total Repurchase Agreements (Cost $22,619,013,757)				22,619,013,757

TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $31,559,125,114)				31,559,125,114

OTHER ASSETS LESS LIABILITIES-(0.46)%				(145,097,860)

NET ASSETS-100.00%				$31,414,027,254

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.3%

8-30	2.5

31-60	2.4

61-90	0.6

91-180	3.9

181+	22.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-16.07%
Federal Farm Credit Bank (FFCB)-6.51%
Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	04/25/2024	$345,000	$345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	05/24/2024	62,000	62,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.37%	08/27/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.39%	11/22/2024	61,000	61,000,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	5.50%	11/25/2024	15,000	15,016,747

Federal Farm Credit Bank (SOFR + 0.04%)(a)	5.35%	01/28/2025	140,000	140,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	03/07/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.18%)(a)	5.49%	03/07/2025	10,000	10,013,090

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/28/2025	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/30/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.42%	06/13/2025	154,000	154,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	06/27/2025	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.24%)(a)	5.55%	08/05/2025	177,500	177,880,872

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	08/13/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.48%	08/14/2025	350,000	350,175,974

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	175,000	175,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	09/22/2025	178,000	178,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	5.48%	09/26/2025	112,956	113,037,046

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	10/03/2025	10,000	10,002,614

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	11/28/2025	25,275	25,273,892

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	11/28/2025	242,000	242,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	12/01/2025	77,000	77,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/15/2025	24,000	24,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	12/26/2025	100,000	99,982,331

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/29/2025	550,000	550,000,000

Federal Farm Credit Bank (SOFR + 0.33%)(a)	5.64%	12/29/2025	20,000	20,073,620

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	01/23/2026	58,000	58,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	01/29/2026	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	01/30/2026	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	02/20/2026	70,000	70,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	03/04/2026	286,000	286,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	03/05/2026	160,000	160,000,000

				4,323,456,186

Federal Home Loan Bank (FHLB)-9.35%
Federal Home Loan Bank (SOFR + 0.07%)(a)	5.38%	06/17/2024	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	08/08/2024	13,000	12,998,705

Federal Home Loan Bank	5.50%	08/12/2024	454,000	453,924,158

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/04/2024	13,000	12,998,644

Federal Home Loan Bank (SOFR + 0.02%)(a)	5.33%	09/10/2024	15,000	14,999,168

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/23/2024	10,000	9,998,973

Federal Home Loan Bank	5.59%	09/27/2024	820,000	820,000,000

Federal Home Loan Bank(b)	5.27%	11/01/2024	400,000	386,334,444

Federal Home Loan Bank(b)	4.86%	01/10/2025	304,000	291,630,999

Federal Home Loan Bank	5.03%	01/10/2025	300,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	5.36%	02/05/2025	$13,000	$12,999,762

Federal Home Loan Bank(b)	5.00%	02/10/2025	570,000	543,923,136

Federal Home Loan Bank (SOFR + 0.09%)(a)	5.40%	07/16/2025	400,000	400,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	07/24/2025	217,000	217,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	08/21/2025	11,800	11,809,970

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	180,000	180,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	09/02/2025	10,000	10,009,918

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	350,000	350,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/22/2025	290,000	290,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	10/16/2025	300,000	300,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	11/12/2025	7,000	7,002,803

Federal Home Loan Bank (SOFR + 0.20%)(a)	5.51%	11/14/2025	250,000	250,058,280

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	11/17/2025	10,000	10,007,394

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/08/2025	37,000	37,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/11/2025	258,000	258,000,000

Federal Home Loan Bank (SOFR + 0.12%)(a)	5.43%	12/19/2025	50,000	49,999,819

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	01/02/2026	8,000	8,002,473

Federal Home Loan Bank (SOFR + 0.19%)(a)	5.50%	01/14/2026	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	01/26/2026	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	5.44%	02/09/2026	400,000	400,001,870

				6,213,700,516

U.S. International Development Finance Corp. (DFC)-0.21%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/15/2025	7,833	7,833,336

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,842	1,842,105

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/09/2026	12,750	12,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	4,583	4,583,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/30/2027	8,182	8,181,818

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	8,889	8,888,889

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2028	43,182	43,181,819

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	05/15/2030	5,980	5,980,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	$28,125	$28,125,000

				137,316,301

Total U.S. Government Sponsored Agency Securities (Cost $10,674,473,003)				10,674,473,003

U.S. Treasury Securities-8.62%
U.S. Treasury Bills-0.65%(b)
U.S. Treasury Bills	4.79%- 4.81%	01/23/2025	450,000	431,250,472

U.S. Treasury Floating Rate Notes-4.61%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	5.47%	10/31/2024	459,800	459,698,106

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.53%	01/31/2025	1,308,000	1,308,194,959

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.42%	04/30/2025	829,000	828,990,756

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.53%	07/31/2025	264,000	263,829,648

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	200,000	200,153,349

				3,060,866,818

U.S. Treasury Notes-3.36%
U.S. Treasury Notes	0.38%	08/15/2024	150,000	146,599,715

U.S. Treasury Notes	2.38%	08/15/2024	680,000	670,714,454

U.S. Treasury Notes	1.50%	10/31/2024	500,000	488,724,035

U.S. Treasury Notes	0.75%	11/15/2024	293,000	284,287,951

U.S. Treasury Notes	2.25%	11/15/2024	658,000	645,108,388

				2,235,434,543

Total U.S. Treasury Securities (Cost $5,727,551,833)				5,727,551,833

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-24.69% (Cost $16,402,024,836)				16,402,024,836

			Repurchase Amount
Repurchase Agreements-75.87%(d)
Bank of Nova Scotia, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,066; 2.00% - 7.00%; 12/31/2027 - 01/01/2054)(e)	5.32%	03/01/2024	190,196,544	190,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(e)	5.00%	10/28/2024	980,831,250	945,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	1,240,401,038	1,195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	$2,100,316,750	$2,100,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	650,098,222	650,000,000

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	600,088,333	600,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	500,074,306	500,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	470,069,978	470,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	1,085,162,147	1,085,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	700,104,417	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(e)(f)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	500,074,444	500,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,000,149,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.22%; 03/25/2028 - 11/20/2070)(e)(f)	5.37%	03/01/2024	1,000,149,167	1,000,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	364,210,700	360,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	353,005,528	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% - 7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	$96,284,743	$95,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(e)	5.32%	03/07/2024	5,505,689,444	5,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	300,044,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	260,038,350	260,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 - 02/15/2032)	5.30%	03/01/2024	5,000,736,111	5,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/29/2024, maturing value of $2,200,325,111 (collateralized by U.S. government sponsored agency obligations valued at $2,244,000,959; 0.00% - 5.63%; 03/07/2024 - 06/26/2026)	5.32%	03/01/2024	2,200,325,111	2,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	3,700,544,722	3,700,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,070; 2.13% - 4.75%; 08/15/2052 - 02/15/2054)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,040,200	250,003,255

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% -7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	569,121,989	565,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	788,361,981	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	170,176,325	170,000,469

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	1,097,110,856	1,095,975,000

Prudential Insurance Co. of America, agreement dated 02/29/2024, maturing value of $140,510,800 (collateralized by U.S. Treasury obligations valued at $143,855,270; 0.00%; 05/15/2037 - 08/15/2042)	5.33%	03/01/2024	140,510,800	140,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	$2,719,471,750	$2,705,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	1,499,056,667	1,488,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(e)	5.33%	03/21/2024	1,007,402,778	1,000,000,000

Royal Bank of Canada, term agreement dated 02/01/2024, maturing value of $1,007,281,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,069; 0.00% - 7.50%; 05/15/2024 - 06/01/2062)(e)	5.35%	03/21/2024	1,007,281,944	1,000,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(e)	5.32%	03/01/2024	685,708,594	685,000,000

Standard Chartered Bank, agreement dated 02/29/2024, maturing value of $2,750,405,625 (collateralized by U.S. Treasury obligations valued at $2,805,413,830; 0.00% - 5.45%; 03/07/2024 - 02/15/2054)	5.31%	03/01/2024	2,750,405,625	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	515,792,840	515,716,629

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	1,543,598,125	1,543,370,478

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	813,748,294	813,626,476

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(e)	5.39%	03/04/2024	813,308,385	812,943,238

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	1,809,404,917	1,785,000,000

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 -01/01/2059)	5.38%	05/23/2024	390,178,250	385,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	$380,090,625	$375,000,000

Total Repurchase Agreements (Cost $50,415,125,545)				50,415,125,545

TOTAL INVESTMENTS IN SECURITIES(h)-100.56% (Cost $66,817,150,381)				66,817,150,381

OTHER ASSETS LESS LIABILITIES-(0.56)%				(370,434,626)

NET ASSETS-100.00%				$66,446,715,755

Investment Abbreviations:

EFFR -Effective Federal Funds Rate

SOFR -Secured Overnight Financing Rate

VRD -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	71.2%

8-30	0.9

31-60	0.5

61-90	3.4

91-180	2.1

181+	21.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.92%
U.S. Treasury Bills-99.54%(a)
U.S. Treasury Bills	5.30%	03/05/2024	$59,350	$59,315,225

U.S. Treasury Bills	5.29%-5.32%	03/12/2024	259,600	259,181,275

U.S. Treasury Bills	5.30%-5.32%	03/19/2024	293,150	292,376,177

U.S. Treasury Bills	4.61%-5.30%	03/21/2024	33,300	33,205,074

U.S. Treasury Bills	5.31%-5.32%	03/26/2024	250,000	249,082,681

U.S. Treasury Bills	5.30%	03/28/2024	11,200	11,155,761

U.S. Treasury Bills	5.31%	04/02/2024	220,000	219,061,510

U.S. Treasury Bills	5.27%	04/04/2024	9,000	8,992,101

U.S. Treasury Bills	5.32%	04/11/2024	75,000	74,548,146

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	6,500	6,460,868

U.S. Treasury Bills	5.21%	04/23/2024	9,000	8,857,891

U.S. Treasury Bills	5.28%	05/02/2024	20,000	19,820,545

U.S. Treasury Bills	5.31%	05/09/2024	5,600	5,543,811

U.S. Treasury Bills	5.24%	05/14/2024	8,000	7,915,369

U.S. Treasury Bills	5.30%	05/16/2024	27,000	26,701,890

U.S. Treasury Bills	5.19%	06/13/2024	1,000	985,758

U.S. Treasury Bills	5.16%	07/11/2024	10,500	10,306,345

U.S. Treasury Bills	5.10%	07/18/2024	31,000	30,404,520

U.S. Treasury Bills	5.15%	07/25/2024	23,000	22,531,746

U.S. Treasury Bills	5.11%	08/01/2024	16,000	15,661,020

U.S. Treasury Bills	5.17%	08/08/2024	13,000	12,708,800

U.S. Treasury Bills	5.20%	08/15/2024	6,700	6,542,577

U.S. Treasury Bills	5.44%	08/15/2024	13,000	12,679,550

U.S. Treasury Bills	5.04%-5.12%	11/29/2024	19,250	18,545,459

U.S. Treasury Bills	4.78%-4.82%	12/26/2024	18,600	17,888,010

U.S. Treasury Bills	4.79%-4.95%	01/23/2025	28,000	26,822,598

U.S. Treasury Bills	4.93%	02/20/2025	8,500	8,105,359

				1,465,400,066

U.S. Treasury Floating Rate Notes-7.78%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	10,000	9,993,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	21,500	21,501,417

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	26,000	26,002,647

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	18,000	17,985,781

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	24,000	23,993,826

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	15,000	15,011,478

				114,488,483

U.S. Treasury Notes-3.60%
U.S. Treasury Notes	0.38%	08/15/2024	8,800	8,599,179

U.S. Treasury Notes	1.50%	10/31/2024	23,000	22,480,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Notes	0.75%	11/15/2024	$12,500	$12,127,979

U.S. Treasury Notes	2.25%	11/15/2024	10,000	9,802,935

				53,010,119

TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $1,632,898,668)				1,632,898,668

OTHER ASSETS LESS LIABILITIES-(10.92)%				(160,790,859)

NET ASSETS-100.00%				$1,472,107,809

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	4.2%

8-30	51.5

31-60	18.3

61-90	3.7

91-180	8.0

181+	14.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,104,360,676	$253,660,384	$8,940,111,357	$16,402,024,836	$1,632,898,668

Repurchase agreements, at value and cost	435,454,853	113,816,049	22,619,013,757	50,415,125,545	-

Cash	-	-	498,357,159	678,791,672	34,640

Due from broker	-	-	-	332,426,526	-

Receivable for:

Fund shares sold	-	105,662	24,645,018	5,442,527	3,500

Interest	1,604,937	106,844	81,064,750	156,269,701	733,173

Fund expenses absorbed	62,364	31,587	948,099	465,387	37,054

Investment for trustee deferred compensation and retirement plans	3,677,258	770,140	1,724,878	785,599	84,525

Other assets	139,289	219,898	1,984,421	7,049,318	179,649

Total assets	1,545,299,377	368,710,564	32,167,849,439	67,998,381,111	1,633,971,209

Liabilities:
Payable for:
Investments purchased	-	-	668,538,095	1,389,400,360	159,342,310

Fund shares reacquired	-	1,000	7,422,499	3,396,771	-

Dividends	6,098,918	117,456	69,452,207	147,801,150	2,107,363

Accrued fees to affiliates	268,582	57,815	6,441,572	10,099,923	304,372

Accrued operating expenses	15,145	15,805	69,113	25,455	15,888

Trustee deferred compensation and retirement plans	3,820,059	804,311	1,898,699	941,697	93,467

Total liabilities	10,202,704	996,387	753,822,185	1,551,665,356	161,863,400

Net assets applicable to shares outstanding	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net assets consist of:
Shares of beneficial interest	$1,536,654,294	$368,265,946	$31,414,305,772	$66,469,733,917	$1,472,576,933

Distributable earnings (loss)	(1,557,621)	(551,769)	(278,518)	(23,018,162)	(469,124)

	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net Assets:
Institutional Class	$1,510,269,983	$347,889,943	$25,500,186,077	$52,448,049,188	$1,318,289,390

Private Investment Class	$1,087,689	$2,810,767	$1,207,377,606	$1,337,985,185	$34,963,721

Personal Investment Class	$10,270	$10,492,833	$906,767,405	$81,334,517	$11,748

Cash Management Class	$1,732,866	$445,842	$320,693,823	$565,718,749	$6,864,800

Reserve Class	$116,727	$534,843	$727,312,025	$533,682,326	$101,195,974

Resource Class	$262,666	$414	$24,161,002	$139,915,696	$10,770,872

Corporate Class	$9,021,344	$5,539,535	$1,687,923,703	$294,246,055	$11,304

CAVU Securities Class	$12,595,128	$-	$1,039,605,613	$11,045,784,039	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,509,540,018	347,872,009	25,498,254,355	52,466,127,578	1,318,658,359

Private Investment Class	1,087,163	2,810,624	1,207,299,084	1,338,446,032	34,973,535

Personal Investment Class	10,265	10,492,299	906,700,624	81,362,502	11,752

Cash Management Class	1,732,029	445,819	320,668,278	565,917,132	6,866,727

Reserve Class	116,670	534,815	727,266,384	533,865,906	101,224,425

Resource Class	262,539	414	24,157,181	139,963,874	10,773,901

Corporate Class	9,016,983	5,539,253	1,687,822,279	294,347,398	11,307

CAVU Securities Class	12,589,040	-	1,039,527,339	11,049,590,206	-

Net asset value, offering and redemption price per share for each class	$1.0005	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$1,539,369,247	$367,490,011	$31,559,125,114	$66,817,150,381	$1,632,898,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Investment income:
Interest	$54,840,161	$9,618,070	$947,334,092	$1,902,377,528	$39,644,009

Expenses:
Advisory fees	1,466,211	264,306	26,110,181	35,049,589	920,361

Administrative services fees	430,090	77,530	7,659,004	15,422,230	322,915

Custodian fees	5,949	10,187	197,802	750,832	3,197

Distribution fees:
Private Investment Class	1,601	3,837	1,650,216	1,780,174	37,939

Personal Investment Class	27	9,863	2,561,222	227,212	31

Cash Management Class	685	176	112,782	233,146	2,673

Reserve Class	548	1,252	3,048,055	2,246,406	513,302

Resource Class	257	-	45,918	147,171	3,275

Corporate Class	858	714	233,599	48,980	180

Transfer agent fees	87,971	15,858	1,566,586	3,154,488	66,050

Trustees’ and officers’ fees and benefits	16,155	6,815	148,337	320,459	14,115

Registration and filing fees	34,048	33,932	216,241	266,202	45,888

Reports to shareholders	5,896	5,640	10,845	23,709	5,545

Professional services fees	22,754	18,952	119,105	289,710	21,320

Other	66,267	37,096	537,316	722,295	59,062

Total expenses	2,139,317	486,158	44,217,209	60,682,603	2,015,853

Less: Fees waived and expenses reimbursed	(374,436)	(152,845)	(5,208,875)	(625,539)	(136,356)

Net expenses	1,764,881	333,313	39,008,334	60,057,064	1,879,497

Net investment income	53,075,280	9,284,757	908,325,758	1,842,320,464	37,764,512

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	9,518	(5)	1,484,359	3,122,012	24,612

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	712,757	(9,882)	-	-	-

Net realized and unrealized gain (loss)	722,275	(9,887)	1,484,359	3,122,012	24,612

Net increase in net assets resulting from operations	$53,797,555	$9,274,870	$909,810,117	$1,845,442,476	$37,789,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$53,075,280	$81,070,394	$9,284,757	$15,631,347

Net realized gain (loss)	9,518	2,847	(5)	153

Change in net unrealized appreciation (depreciation)	712,757	(22,559)	(9,882)	1,664

Net increase in net assets resulting from operations	53,797,555	81,050,682	9,274,870	15,633,164

Distributions to shareholders from distributable earnings:
Institutional Class	(52,479,414)	(80,699,792)	(8,993,244)	(15,532,523)

Private Investment Class	(27,389)	(43,207)	(63,757)	(19,712)

Personal Investment Class	(250)	(398)	(84,869)	(3,623)

Cash Management Class	(45,767)	(73,755)	(11,432)	(19,230)

Reserve Class	(2,872)	(5,393)	(6,348)	(2,735)

Resource Class	(6,730)	(10,560)	(11)	(18)

Corporate Class	(154,498)	(150,333)	(125,096)	(53,506)

CAVU Securities Class	(358,360)	(86,956)	-	-

Total distributions from distributable earnings	(53,075,280)	(81,070,394)	(9,284,757)	(15,631,347)

Share transactions-net:
Institutional Class	(676,994,916)	444,886,451	(81,779,112)	107,202,226

Private Investment Class	28,039	(13,637)	2,145,168	208,366

Personal Investment Class	9	10	10,400,367	3,243

Cash Management Class	22,950	(10,809)	8,174	68,628

Reserve Class	(18,969)	(39,355)	293,830	170,771

Resource Class	7,847	6,794	13	16

Corporate Class	4,723,841	4,275,706	2,527,996	2,990,408

CAVU Securities Class	(1,401,903)	13,891,649	-	-

Net increase (decrease) in net assets resulting from share transactions	(673,633,102)	462,996,809	(66,403,564)	110,643,658

Net increase (decrease) in net assets	(672,910,827)	462,977,097	(66,413,451)	110,645,475

Net assets:
Beginning of period	2,208,007,500	1,745,030,403	434,127,628	323,482,153

End of period	$1,535,096,673	$2,208,007,500	$367,714,177	$434,127,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$908,325,758	$1,636,379,490	$1,842,320,464	$3,545,474,831

Net realized gain	1,484,359	3,331,458	3,122,012	1,842,825

Net increase in net assets resulting from operations	909,810,117	1,639,710,948	1,845,442,476	3,547,317,656

Distributions to shareholders from distributable earnings:
Institutional Class	(762,420,943)	(1,425,848,124)	(1,480,547,139)	(2,937,396,325)

Private Investment Class	(27,243,761)	(27,974,050)	(29,470,877)	(31,871,187)

Personal Investment Class	(21,942,918)	(18,833,514)	(1,949,609)	(1,724,597)

Cash Management Class	(7,304,210)	(10,262,717)	(15,131,304)	(28,870,727)

Reserve Class	(15,387,050)	(26,643,468)	(11,358,502)	(18,675,529)

Resource Class	(1,462,655)	(2,858,404)	(4,700,152)	(7,821,438)

Corporate Class	(40,740,879)	(66,239,040)	(8,554,213)	(54,893,700)

CAVU Securities Class	(31,823,342)	(57,720,173)	(290,608,668)	(464,221,328)

Total distributions from distributable earnings	(908,325,758)	(1,636,379,490)	(1,842,320,464)	(3,545,474,831)

Share transactions-net:
Institutional Class	(3,336,093,258)	7,411,651,408	(13,214,481,056)	4,490,547,363

Private Investment Class	120,239,725	705,232,421	365,938,634	394,333,067

Personal Investment Class	59,051,615	266,760,119	(5,374,469)	47,387,887

Cash Management Class	141,914,366	(216,057,236)	(70,007,227)	(506,942,746)

Reserve Class	111,080,652	(371,297,287)	91,494,725	(156,621,571)

Resource Class	(66,974,645)	13,734,527	(26,007,072)	30,913,371

Corporate Class	124,857,867	1,088,925,297	(1,261,983)	(247,224,939)

CAVU Securities Class	(226,082,914)	708,337,686	(1,713,814,046)	7,909,884,014

Net increase (decrease) in net assets resulting from share transactions	(3,072,006,592)	9,607,286,935	(14,573,512,494)	11,962,276,446

Net increase (decrease) in net assets	(3,070,522,233)	9,610,618,393	(14,570,390,482)	11,964,119,271

Net assets:
Beginning of period	34,484,549,487	24,873,931,094	81,017,106,237	69,052,986,966

End of period	$31,414,027,254	$34,484,549,487	$66,446,715,755	$81,017,106,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 29, 2024	August 31, 2023

Operations:
Net investment income	$37,764,512	$59,282,259

Net realized gain (loss)	24,612	(315,693)

Net increase in net assets resulting from operations	37,789,124	58,966,566

Distributions to shareholders from distributable earnings:
Institutional Class	(34,138,527)	(55,729,583)

Private Investment Class	(753,583)	(733,670)

Personal Investment Class	(266)	(287,819)

Cash Management Class	(171,845)	(151,109)

Reserve Class	(2,565,451)	(1,944,055)

Resource Class	(103,611)	(236,076)

Corporate Class	(31,229)	(199,947)

Total distributions from distributable earnings	(37,764,512)	(59,282,259)

Share transactions-net:
Institutional Class	(164,879,356)	381,291,981

Private Investment Class	10,909,676	9,497,580

Personal Investment Class	1,108	(12,709,449)

Cash Management Class	(3,497,188)	10,285,327

Reserve Class	27,219,785	31,852,196

Resource Class	4,529,792	6,145,804

Corporate Class	(2,767,152)	(563,244)

Net increase (decrease) in net assets resulting from share transactions	(128,483,335)	425,800,195

Net increase (decrease) in net assets	(128,458,723)	425,484,502

Net assets:
Beginning of period	1,600,566,532	1,175,082,030

End of period	$1,472,107,809	$1,600,566,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/29/24	$1.0001	$0.0255	$0.0004	$0.0259	$(0.0255)	$-	$-	$(0.0255)	$1.0005	2.62%	$1,088	0.48	%(c)	0.52	%(c)	5.13	%(c)
Year ended 08/31/23	1.0002	0.0414	(0.0004)	0.0410	(0.0411)	-	-	(0.0411)	1.0001	4.18	1,059	0.48		0.52		4.14
Year ended 08/31/22	1.0004	0.0037	(0.0002)	0.0035	(0.0037)	-	-	(0.0037)	1.0002	0.35	1,073	0.29		0.52		0.37
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	2,892	0.21		0.52		0.01
Year ended 08/31/20	1.0004	0.0098	(0.0006)	0.0092	(0.0090)	-	-	(0.0090)	1.0006	0.92	3,542	0.46		0.52		0.98
Year ended 08/31/19	1.0004	0.0207	(0.0000)	0.0207	(0.0207)	-	-	(0.0207)	1.0004	2.09	4,718	0.48		0.52		2.07
Invesco STIC Prime Portfolio
Six months ended 02/29/24	1.0001	0.0248	(0.0000)	0.0248	(0.0248)	-	-	(0.0248)	1.0001	2.50	2,811	0.48	(c)	0.57	(c)	4.98	(c)
Year ended 08/31/23	1.0000	0.0394	0.0007	0.0401	(0.0400)	-	-	(0.0400)	1.0001	4.09	666	0.48		0.57		3.94
Year ended 08/31/22	1.0000	0.0037	0.0000	0.0037	(0.0034)	-	(0.0003)	(0.0037)	1.0000	0.37	457	0.27		0.58		0.50
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	605	0.13		0.60		0.01
Year ended 08/31/20	1.0001	0.0093	(0.0012)	0.0081	(0.0082)	-	-	(0.0082)	1.0000	0.82	1,276	0.41		0.56		0.93
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	-	(0.0197)	1.0001	1.99	1,348	0.48		0.55		1.96
Invesco Treasury Portfolio
Six months ended 02/29/24	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.49	1,207,378	0.48	(c)	0.51	(c)	4.96	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.06	1,087,038	0.48		0.52		4.08
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.34	381,789	0.26		0.51		0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	303,848	0.10		0.51		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.70	422,828	0.39		0.51		0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.90	506,027	0.48		0.51		1.88
Invesco Government & Agency Portfolio
Six months ended 02/29/24	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.50	1,337,985	0.46	(c)	0.46	(c)	4.97	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.07	972,195	0.46		0.46		4.09
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.37	577,941	0.25		0.46		0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	505,970	0.08		0.46		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.72	582,082	0.38		0.45		0.62
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.92	532,585	0.46		0.46		1.90
Invesco Treasury Obligations Portfolio
Six months ended 02/29/24	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.50	34,964	0.43	(c)	0.45	(c)	4.97	(c)
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	-	-	(0.04)	1.00	3.99	24,057	0.43		0.45		3.97
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.33	14,565	0.25		0.46		0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	14,645	0.10		0.46		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.74	14,424	0.36		0.45		0.66
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.92	9,483	0.43		0.46		1.90

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than

0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

30	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

31	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the six months ended February 29, 2024, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

32	Short-Term Investments Trust

 For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$374,436

Invesco STIC Prime Portfolio	152,845

Invesco Treasury Portfolio	5,208,875

Invesco Government & Agency Portfolio	625,539

Invesco Treasury Obligations Portfolio	136,356

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have

33	Short-Term Investments Trust

certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 29, 2024
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,539,369,247	$476,780	$(30,498)	$446,282

Invesco STIC Prime Portfolio	367,490,011	-	(13,578)	(13,578)

Invesco Treasury Portfolio	31,559,669,428	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,632,932,827	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 8–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	7,160,496,220	$7,163,617,490	14,689,381,103	$14,692,392,767

Private Investment Class	507	507	461	461

Cash Management Class	2	2	3,194	3,195

Reserve Class	20	20	74	74

Corporate Class	5,995,803	6,000,000	6,918,117	6,920,000

CAVU Securities Class	822,603	822,755	20,940,809	20,942,903

34	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	7,929,027	$7,932,448	8,488,080	$8,489,799

Private Investment Class	31,000	31,013	39,164	39,172

Personal Investment Class	9	9	10	10

Cash Management Class	53,335	53,357	68,982	68,996

Reserve Class	3,401	3,403	5,067	5,068

Resource Class	7,844	7,847	9,857	9,859

Corporate Class	173,928	174,007	130,854	130,878

CAVU Securities Class	417,868	418,038	20,195	20,197

Reacquired:
Institutional Class	(7,845,121,389)	(7,848,544,854)	(14,253,037,054)	(14,255,996,115)

Private Investment Class	(3,480)	(3,481)	(53,258)	(53,270)

Cash Management Class	(30,397)	(30,409)	(82,976)	(83,000)

Reserve Class	(22,382)	(22,392)	(44,488)	(44,497)

Resource Class	-	-	(3,064)	(3,065)

Corporate Class	(1,449,876)	(1,450,166)	(2,774,617)	(2,775,172)

CAVU Securities Class	(2,641,654)	(2,642,696)	(7,070,744)	(7,071,451)

Net increase (decrease) in share activity	(673,337,611)	$(673,633,102)	462,939,766	$462,996,809

(a)	40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	774,718,524	$774,794,102	1,869,976,252	$1,870,028,473

Private Investment Class	2,514,749	2,515,000	611,125	611,137

Personal Investment Class	14,007,334	14,008,444	200,000	200,000

Cash Management Class	-	-	202,044	202,044

Reserve Class	402,960	403,001	169,984	170,001

Resource Class	2,081,792	2,082,002	1	1

Corporate Class	3,568,657	3,569,013	3,184,015	3,184,088

Issued as reinvestment of dividends:

Institutional Class	9,144,133	9,145,046	9,572,929	9,573,297

Private Investment Class	8,160	8,161	13,902	13,903

Personal Investment Class	81,392	83,274	3,243	3,243

Cash Management Class	8,174	8,174	10,701	10,702

Reserve Class	6,903	6,903	2,271	2,271

Resource Class	13	13	16	16

Corporate Class	137,512	137,525	40,528	40,531

Reacquired:

Institutional Class	(865,637,240)	(865,718,260)	(1,772,368,596)	(1,772,399,544)

Private Investment Class	(377,955)	(377,993)	(416,660)	(416,674)

Personal Investment Class	(3,691,072)	(3,691,351)	(200,000)	(200,000)

Cash Management Class	-	-	(144,115)	(144,118)

Reserve Class	(116,063)	(116,074)	(1,502)	(1,501)

Resource Class	(2,081,793)	(2,082,002)	(1)	(1)

Corporate Class	(1,178,428)	(1,178,542)	(234,201)	(234,211)

Net increase (decrease) in share activity	(66,402,248)	$(66,403,564)	110,621,936	$110,643,658

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	132,242,657,004	$132,242,657,004	274,406,114,953	$274,406,114,953

Private Investment Class	1,150,357,912	1,150,357,912	1,927,265,025	1,927,265,025

Personal Investment Class	2,420,984,799	2,420,984,799	2,652,216,519	2,652,216,519

Cash Management Class	667,373,212	667,373,212	891,962,433	891,962,433

Reserve Class	1,762,030,465	1,762,030,465	4,059,561,441	4,059,561,441

Resource Class	110,949,418	110,949,418	289,292,340	289,292,340

Corporate Class	6,253,732,443	6,253,732,443	13,246,649,542	13,246,649,542

CAVU Securities Class	9,867,223,140	9,867,223,140	22,252,025,618	22,252,025,618

Issued as reinvestment of dividends:

Institutional Class	315,492,829	315,492,829	429,132,893	429,132,893

Private Investment Class	23,361,810	23,361,810	15,063,443	15,063,443

Personal Investment Class	12,825,235	12,825,235	11,951,452	11,951,452

Cash Management Class	4,819,488	4,819,488	9,757,614	9,757,614

Reserve Class	15,387,050	15,387,050	23,854,384	23,854,384

Resource Class	1,462,655	1,462,655	2,503,679	2,503,679

Corporate Class	38,187,635	38,187,635	27,110,572	27,110,572

CAVU Securities Class	11,365,314	11,365,314	28,156,470	28,156,470

Reacquired:

Institutional Class	(135,894,243,091)	(135,894,243,091)	(267,423,596,438)	(267,423,596,438)

Private Investment Class	(1,053,479,997)	(1,053,479,997)	(1,237,096,047)	(1,237,096,047)

Personal Investment Class	(2,374,758,419)	(2,374,758,419)	(2,397,407,852)	(2,397,407,852)

Cash Management Class	(530,278,334)	(530,278,334)	(1,117,777,283)	(1,117,777,283)

Reserve Class	(1,666,336,863)	(1,666,336,863)	(4,454,713,112)	(4,454,713,112)

Resource Class	(179,386,718)	(179,386,718)	(278,061,492)	(278,061,492)

Corporate Class	(6,167,062,211)	(6,167,062,211)	(12,184,834,817)	(12,184,834,817)

CAVU Securities Class	(10,104,671,368)	(10,104,671,368)	(21,571,844,402)	(21,571,844,402)

Net increase (decrease) in share activity	(3,072,006,592)	$(3,072,006,592)	9,607,286,935	$9,607,286,935

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of theshares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	295,455,661,195	$295,455,661,195	676,317,844,983	$676,317,844,983

Private Investment Class	1,700,112,768	1,700,112,768	2,772,830,810	2,772,830,810

Personal Investment Class	259,074,511	259,074,511	291,186,446	291,186,446

Cash Management Class	117,341,060	117,341,060	687,171,805	687,171,805

Reserve Class	901,547,425	901,547,425	1,637,403,110	1,637,403,110

Resource Class	836,902,473	836,902,473	1,746,682,416	1,746,682,416

Corporate Class	760,110,385	760,110,385	15,706,196,046	15,706,196,046

CAVU Securities Class	65,813,712,684	65,813,712,684	138,982,525,837	138,982,525,837

Issued as reinvestment of dividends:
Institutional Class	726,791,934	726,791,934	1,169,954,288	1,169,954,288

Private Investment Class	20,471,417	20,471,417	19,707,465	19,707,465

Personal Investment Class	1,843,389	1,843,389	1,370,472	1,370,472

Cash Management Class	4,293,145	4,293,145	5,398,766	5,398,766

Reserve Class	11,358,502	11,358,502	16,666,940	16,666,940

Resource Class	4,030,878	4,030,878	6,163,097	6,163,097

Corporate Class	4,751,900	4,751,900	30,430,600	30,430,600

CAVU Securities Class	219,180,136	219,180,136	269,901,724	269,901,724

Reacquired:
Institutional Class	(309,396,934,185)	(309,396,934,185)	(672,997,251,908)	(672,997,251,908)

Private Investment Class	(1,354,645,551)	(1,354,645,551)	(2,398,205,208)	(2,398,205,208)

Personal Investment Class	(266,292,369)	(266,292,369)	(245,169,031)	(245,169,031)

Cash Management Class	(191,641,432)	(191,641,432)	(1,199,513,317)	(1,199,513,317)

Reserve Class	(821,411,202)	(821,411,202)	(1,810,691,621)	(1,810,691,621)

Resource Class	(866,940,423)	(866,940,423)	(1,721,932,142)	(1,721,932,142)

Corporate Class	(766,124,268)	(766,124,268)	(15,983,851,585)	(15,983,851,585)

CAVU Securities Class	(67,746,706,866)	(67,746,706,866)	(131,342,543,547)	(131,342,543,547)

Net increase (decrease) in share activity	(14,573,512,494)	$(14,573,512,494)	11,962,276,446	$11,962,276,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,158,438,206	$1,158,438,206	5,169,670,586	$5,169,670,586

Private Investment Class	15,682,288	15,682,288	17,710,953	17,710,953

Personal Investment Class	842	842	8,901,266	8,901,266

Cash Management Class	2,122,371	2,122,371	11,800,855	11,800,855

Reserve Class	197,043,546	197,043,546	203,740,500	203,740,500

Resource Class	51,438,231	51,438,231	87,877,408	87,877,408

Corporate Class	4,169	4,169	20,654,915	20,654,915

Issued as reinvestment of dividends:
Institutional Class	25,163,126	25,163,126	28,171,168	28,171,168

Private Investment Class	753,583	753,583	621,107	621,107

Personal Investment Class	266	266	271,902	271,902

Cash Management Class	171,845	171,845	108,074	108,074

Reserve Class	1,173,098	1,173,098	1,364,201	1,364,201

Resource Class	103,611	103,611	208,032	208,032

Corporate Class	31,229	31,229	184,948	184,948

Reacquired:
Institutional Class	(1,348,480,688)	(1,348,480,688)	(4,816,549,773)	(4,816,549,773)

Private Investment Class	(5,526,195)	(5,526,195)	(8,834,480)	(8,834,480)

Personal Investment Class	-	-	(21,882,617)	(21,882,617)

Cash Management Class	(5,791,404)	(5,791,404)	(1,623,602)	(1,623,602)

Reserve Class	(170,996,859)	(170,996,859)	(173,252,505)	(173,252,505)

Resource Class	(47,012,050)	(47,012,050)	(81,939,636)	(81,939,636)

Corporate Class	(2,802,550)	(2,802,550)	(21,403,107)	(21,403,107)

Net increase (decrease) in share activity	(128,483,335)	$(128,483,335)	425,800,195	$425,800,195

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of theshares owned of record by these entities are also owned beneficially.

 In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9–Subsequent Event

Effective on or around June 7, 2024, Invesco Government & Agency Portfolio will begin offering Premier Class shares.

39	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Private Investment Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,026.20	$2.42	$1,022.48	$2.41	0.48%
Invesco STIC Prime Portfolio	1,000.00	1,025.00	2.42	1,022.48	2.41	0.48
Invesco Treasury Portfolio	1,000.00	1,024.90	2.42	1,022.48	2.41	0.48
Invesco Government & Agency Portfolio	1,000.00	1,025.00	2.32	1,022.58	2.31	0.46
Invesco Treasury Obligations Portfolio	1,000.00	1,025.00	2.16	1,022.73	2.16	0.43

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40	Short-Term Investments Trust

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld

(1)* Beth Ann Brown	41,550,485,315.31	118,958,792.44
Carol Deckbar	41,558,499,618.72	110,944,489.03
Cynthia Hostetler	41,319,175,472.31	350,268,635.44
Dr. Eli Jones	41,576,578,291.31	92,865,816.44
Elizabeth Krentzman	41,557,953,940.31	111,490,167.44
Jeffrey H. Kupor.	41,613,199,093.72	56,245,014.03
Anthony J. LaCava, Jr.	41,576,282,064.31	93,162,043.44
James Liddy	41,613,406,322.72	56,037,785.03
Dr. Prema Mathai-Davis	41,317,293,374.31	352,150,733.44
Joel W. Motley	41,605,907,628.31	63,536,479.44
Teresa M. Ressel	41,537,697,479.31	131,746,628.44
Douglas Sharp	41,613,201,685.72	56,242,422.03
Robert C. Troccoli	41,593,082,451.31	76,361,656.44
Daniel S. Vandivort	41,605,094,636.31	64,349,471.44

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust).

41	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-5

Semiannual Report to Shareholders	February 29, 2024

Personal Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

2	Fund Data

3	Schedules of Investments

23	Financial Statements

29	Financial Highlights

30	Notes to Financial Statements

40	Fund Expenses

41	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/29/24

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	24 - 51 days	27 days	42 days	$10.3 thousand
Invesco STIC Prime[1]	3 - 11 days	7 days	8 days	10.5 million
Invesco Treasury[2]	8 - 41 days	23 days	105 days	906.8 million
Invesco Government & Agency[2]	16 - 38 days	24 days	106 days	81.3 million
Invesco Treasury Obligations[2]	27 - 56 days	52 days	85 days	11.7 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-44.57%(a)

Asset Management & Custody Banks-1.60%
BofA Securities, Inc.	5.92%	07/12/2024	$25,000	$24,502,742

Asset-Backed Securities - Consumer Receivables-0.65%
Old Line Funding LLC (SOFR + 0.40%) (CEP - Royal Bank of Canada)(b)(c)(d)	5.79%	12/26/2024	10,000	10,017,085

Consumer Finance-2.89%
Toyota Finance Australia Ltd. (Australia)(c)	5.48%	05/22/2024	45,000	44,444,177

Diversified Banks-35.52%
Australia & New Zealand Banking Group Ltd. (Australia)(b)(c)	5.65%	05/24/2024	50,000	49,380,208

BNG Bank N.V. (Netherlands)(b)(c)	5.34%	03/04/2024	50,000	49,970,583

Canadian Imperial Bank of Commerce(b)(c)	5.88%	06/17/2024	25,000	24,598,450

Citigroup Global Markets, Inc.(b)	5.80%	03/25/2024	10,000	9,962,813

Commonwealth Bank of Australia (Australia)(b)(c)	5.95%	10/16/2024	25,000	24,181,264

DBS Bank Ltd. (Singapore)(b)(c)	5.32%	03/14/2024	50,000	49,896,602

Dexia Credit Local S.A. (France)(b)(c)	5.77%	03/04/2024	10,000	9,994,093

DNB Bank ASA (Norway)(b)(c)	5.97%	09/26/2024	25,000	24,243,417

ING (US) Funding LLC(b)(c)	5.82%	05/01/2024	20,000	19,815,228

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	25,000	25,026,412

Royal Bank of Canada (Canada)(b)(c)	6.00%	10/16/2024	25,000	24,160,819

Skandinaviska Enskilda Banken AB (Sweden)(b)(c)	5.79%	05/01/2024	50,000	49,545,993

Svenska Handelsbanken AB (Sweden)(b)(c)	5.54%	05/22/2024	50,000	49,391,545

Swedbank AB (Sweden)(c)	5.78%	03/12/2024	60,000	59,894,500

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.00%	04/26/2024	25,000	25,020,562

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.95%	11/01/2024	50,000	50,115,026

				545,197,515

Specialized Finance-3.91%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	50,000	50,003,961

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	10,000	10,005,197

				60,009,158

Total Commercial Paper (Cost $683,724,395)				684,170,677

Certificates of Deposit-21.50%
Canadian Imperial Bank of Commerce (Canada)(c)	5.31%	03/01/2024	55,000	55,000,000

DNB Bank ASA(c)	5.31%	03/01/2024	55,000	55,000,000

DZ Bank AG(c)	5.30%	03/01/2024	80,000	80,000,000

Nordea Bank Abp(c)	5.30%	03/01/2024	80,000	80,000,000

Skandinaviska Enskilda Banken AB(c)	5.31%	03/01/2024	30,000	30,000,000

Svenska Handelsbanken AB(c)	5.30%	03/01/2024	30,000	30,000,000

Total Certificates of Deposit (Cost $330,000,000)				330,000,000

Variable Rate Demand Notes-5.87%(e)

Credit Enhanced-5.87%

Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(b)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	$2,300	$2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.94% (Cost $1,103,914,394)				1,104,360,676

			Repurchase Amount
Repurchase Agreements-28.37%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities,agency and non-agency mortgage-backed securities, corporate obligations and U.S.government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(c)(h)	5.45%	03/06/2024	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities,agency and non-agency mortgage-backed securities, corporate obligations and U.S.government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(c)(h)	5.42%	03/06/2024	40,042,156	40,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(c)(h)	5.46%	03/01/2024	45,047,775	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(c)(h)	5.40%	03/01/2024	30,031,500	30,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	50,007,444	50,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(c)(j)	5.41%	03/01/2024	15,065,363	15,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(c)	5.39%	03/01/2024	30,004,492	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	65,294,089	65,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(c)(h)	5.50%	03/05/2024	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(c)(j)	5.49%	03/01/2024	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	30,459,354	30,454,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(c)(h)	5.40%	03/01/2024	$50,052,500	$50,000,000

Total Repurchase Agreements (Cost $435,454,853)				435,454,853

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.31% (Cost $1,539,369,247)				1,539,815,529

OTHER ASSETS LESS LIABILITIES-(0.31)%				(4,718,856)

NET ASSETS-100.00%				$1,535,096,673

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $576,179,257, which represented 37.53% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.2%; Sweden: 14.3%; France: 8.1%; Netherlands: 8.1%; Australia: 8.0%; Germany: 5.2%; Finland: 5.2%; Norway: 5.2%; other countries less than 5% each: 10.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date. (j) Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Canadian Imperial Bank of Commerce	5.2

DZ Bank AG	5.2

Nordea Bank Abp	5.2

Skandinaviska Enskilda Banken AB	5.2

Svenska Handelsbanken AB	5.2

DNB Bank ASA	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	59.2%

8-30	11.1

31-60	1.6

61-90	13.9

91-180	5.5

181+	8.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-44.06%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	5.32%	03/01/2024	$18,000	$18,000,000

Canadian Imperial Bank of Commerce (Canada)(a)	5.31%	03/01/2024	18,000	18,000,000

DNB Bank ASA(a)	5.31%	03/01/2024	18,000	18,000,000

DZ Bank AG(a)	5.30%	03/01/2024	18,000	18,000,000

Mizuho Bank Ltd.(a)	5.32%	03/01/2024	18,000	18,000,000

Nordea Bank Abp(a)	5.30%	03/01/2024	18,000	18,000,000

Skandinaviska Enskilda Banken AB(a)	5.31%	03/01/2024	18,000	18,000,000

Sumitomo Mitsui Trust Bank Ltd.(a)	5.31%	03/01/2024	18,000	18,000,000

Svenska Handelsbanken AB(a)	5.30%	03/01/2024	18,000	18,000,000

Total Certificates of Deposit (Cost $162,000,000)				162,000,000

Commercial Paper-22.21%(b)

Asset-Backed Securities - Fully Supported-1.08%

Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	5.38%	04/15/2024	4,000	3,972,323

Asset-Backed Securities - Fully Supported Bank-4.07%

Anglesea Funding LLC (Multi - CEP’s)(a)(c)	5.35%	03/08/2024	6,000	5,992,898

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(a)(c)	5.37%	03/06/2024	6,000	5,994,656

Versailles Commercial Paper LLC (CEP - Natixis SA)(a)	5.39%	04/03/2024	3,000	2,984,799

				14,972,353

Diversified Banks-4.33%
Banco Santander S.A. (Spain)(a)(c)	5.37%	04/01/2024	5,000	4,976,108

BNG Bank N.V. (Netherlands)(a)(c)	5.36%	04/05/2024	6,000	5,968,014

Lloyds Bank Corporate Markets PLC(a)	5.37%	04/08/2024	5,000	4,971,086

				15,915,208

Diversified Capital Markets-4.88%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(c)	5.41%	03/18/2024	6,000	5,983,923

Great Bear Funding LLC (CEP - Bank of Nova Scotia)(a)(c)	5.36%	03/21/2024	6,000	5,981,138

Pacific Life Short Term Funding LLC(c)	5.37%	04/08/2024	6,000	5,965,258

				17,930,319

Diversified Financial Services-1.63%

Erste Abwicklungsanstalt (Germany)(a)(c)	5.36%	03/07/2024	6,000	5,993,799

Integrated Oil & Gas-1.63%

TotalEnergies Capital S.A. (France)(a)(c)	5.36%	03/11/2024	6,000	5,990,217

Life & Health Insurance-1.62%

New York Life Capital Corp.(c)	5.35%	04/08/2024	6,000	5,965,368

Pharmaceuticals-1.62%

Novartis Finance Corp.(a)(c)	5.38%	04/22/2024	6,000	5,952,983

Regional Banks-1.35%

Macquarie Bank Ltd. (Australia)(a)(c)	5.36%	04/12/2024	5,000	4,967,814

Total Commercial Paper (Cost $81,673,962)				81,660,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes-2.72%(d)

Credit Enhanced-2.72%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(c)(e)	5.92%	04/01/2047	$5,000	$5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	5.38%	05/01/2037	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.99% (Cost $253,673,962)				253,660,384

			Repurchase Amount
Repurchase Agreements-30.95%(f)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(a)(g)	5.45%	03/06/2024	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(a)(g)	5.42%	03/06/2024	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(g)(h)	5.36%	03/01/2024	10,001,489	10,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(g)	5.40%	03/01/2024	5,000,750	5,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(a)	5.39%	03/01/2024	10,001,497	10,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(a)(g)	5.50%	03/05/2024	10,010,694	10,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(a)(i)	5.49%	03/01/2024	5,000,763	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	40,822,081	40,816,049

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

Total Repurchase Agreements (Cost $113,816,049)				113,816,049

TOTAL INVESTMENTS IN SECURITIES(j)(k)-99.94% (Cost $367,490,011)				367,476,433

OTHER ASSETS LESS LIABILITIES-0.06%				237,744

NET ASSETS-100.00%				$367,714,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.1%; Japan: 12.8%; Sweden: 9.8%; France: 7.6%; Germany: 6.5%; Australia: 6.2%; other countries less than 5% each: 20.1%.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $78,704,499, which represented 21.40% of the Fund’s Net Assets.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	81.0%

8-30	6.5

31-60	12.5

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-28.46%

U.S. Treasury Bills-6.12%(a)
U.S. Treasury Bills	5.44%	03/05/2024	$305,900	$305,718,499
U.S. Treasury Bills	5.49%	04/04/2024	750,000	746,217,500
U.S. Treasury Bills	5.47%	05/02/2024	200,000	198,167,555
U.S. Treasury Bills	4.83%-4.87%	12/26/2024	349,000	335,455,208
U.S. Treasury Bills	4.81%	01/23/2025	350,000	335,339,084
				1,920,897,846

U.S. Treasury Floating Rate Notes-16.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	558,000	558,201,843
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,875,000	1,875,574,221
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	1,300,000	1,299,198,410
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	1,000,000	999,655,661
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	400,000	400,306,001
				5,132,936,136

U.S. Treasury Notes-6.00%
U.S. Treasury Notes	3.00%	06/30/2024	250,000	247,995,944
U.S. Treasury Notes	0.38%	08/15/2024	500,000	488,596,330
U.S. Treasury Notes	0.38%	09/15/2024	250,000	243,314,278
U.S. Treasury Notes	1.50%	10/31/2024	250,000	244,108,101
U.S. Treasury Notes	4.38%	10/31/2024	419,000	416,947,265
U.S. Treasury Notes	2.25%	11/15/2024	250,000	245,315,457
				1,886,277,375
Total U.S. Treasury Securities (Cost $8,940,111,357)				8,940,111,357
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.46% (Cost $8,940,111,357)				8,940,111,357

			Repurchase Amount
Repurchase Agreements-72.00%(c)

ABN AMRO Bank N.V., agreement dated 02/29/2024, maturing value of $450,066,375 (collateralized by U.S. Treasury obligations valued at $459,000,053; 0.38% - 1.25%; 09/30/2027 - 07/31/2028)	5.31%	03/01/2024	450,066,375	450,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(d)	5.00%	10/28/2024	1,095,002,083	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/30/2024,aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(d)(e)	5.43%	03/01/2024	1,090,164,408	1,090,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/08/2024,aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(d)(e)	5.44%	03/01/2024	490,074,044	490,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	$400,058,889	$400,000,000
BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(d)(e)	5.35%	03/01/2024	300,044,583	300,000,000
BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(d)(e)	5.36%	03/01/2024	300,044,667	300,000,000
BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(d)(e)	5.36%	03/01/2024	200,029,778	200,000,000
BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,500,222,917 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 0.13% - 4.63%; 02/28/2026 - 08/15/2044)(d)(e)	5.35%	03/01/2024	1,500,222,917	1,500,000,000
BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,005; 1.88% - 5.00%; 07/15/2025 - 05/15/2037)(e)	5.40%	03/01/2024	500,075,000	500,000,000
BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $750,111,667 (collateralized by U.S. Treasury obligations valued at $765,000,012; 1.63% - 4.50%; 10/31/2026 - 05/15/2048)(d)(e)	5.36%	03/01/2024	750,111,667	750,000,000
CIBC World Markets Corp., term agreement dated 02/01/2024, maturing value of $705,078,306 (collateralized by U.S. Treasury obligations valued at $714,000,025; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/21/2024	705,078,306	700,000,000
CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $187,490,177 (collateralized by U.S. Treasury obligations valued at $188,700,025; 0.13% - 5.00%; 07/31/2024 - 02/15/2050)(d)	5.33%	03/14/2024	187,490,177	185,000,000
CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $927,316,281 (collateralized by U.S. Treasury obligations valued at $933,300,029; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/14/2024	927,316,281	915,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024,aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(d)	5.32%	03/07/2024	3,003,103,333	3,000,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	500,073,750	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,400,206,111	1,400,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024,maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,057; 2.38% - 3.00%; 05/15/2051 - 08/15/2052)	5.31%	03/01/2024	750,110,625	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000
ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,047,197	250,010,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024,aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(d)	5.32%	03/06/2024	$100,103,776	$100,000,331
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024,aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	785,669,300	780,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024,aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(d)	5.33%	03/06/2024	572,192,400	571,600,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/28/2024,maturing value of $100,103,444 (collateralized by U.S. Treasury obligations valued at $102,030,227; 0.75%; 08/31/2026)(d)	5.32%	03/06/2024	100,103,444	100,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/29/2024, maturing value of $726,445,038 (collateralized by U.S. Treasury obligations valued at $744,025,186; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.33%	03/01/2024	726,445,038	726,337,500
Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(d)	5.33%	03/21/2024	2,337,174,444	2,320,000,000
Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(d)	5.32%	03/01/2024	455,470,672	455,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	493,486,072	493,413,294
Teacher Retirement System of Texas, joint agreement dated 02/28/2024,aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	669,214,467	669,114,286
Teacher Retirement System of Texas, joint term agreement dated 02/29/2024,aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(d)	5.39%	03/04/2024	668,838,380	668,538,095
Total Repurchase Agreements (Cost $22,619,013,757)				22,619,013,757
TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $31,559,125,114)				31,559,125,114
OTHER ASSETS LESS LIABILITIES-(0.46)%				(145,097,860)
NET ASSETS-100.00%				$31,414,027,254

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.3%

8-30	2.5

31-60	2.4

61-90	0.6

91-180	3.9

181+	22.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-16.07%
Federal Farm Credit Bank (FFCB)-6.51%

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	04/25/2024	$345,000	$345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	05/24/2024	62,000	62,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.37%	08/27/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.39%	11/22/2024	61,000	61,000,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	5.50%	11/25/2024	15,000	15,016,747

Federal Farm Credit Bank (SOFR + 0.04%)(a)	5.35%	01/28/2025	140,000	140,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	03/07/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.18%)(a)	5.49%	03/07/2025	10,000	10,013,090

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/28/2025	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/30/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.42%	06/13/2025	154,000	154,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	06/27/2025	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.24%)(a)	5.55%	08/05/2025	177,500	177,880,872

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	08/13/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.48%	08/14/2025	350,000	350,175,974

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	175,000	175,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	09/22/2025	178,000	178,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	5.48%	09/26/2025	112,956	113,037,046

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	10/03/2025	10,000	10,002,614

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	11/28/2025	25,275	25,273,892

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	11/28/2025	242,000	242,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	12/01/2025	77,000	77,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/15/2025	24,000	24,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	12/26/2025	100,000	99,982,331

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/29/2025	550,000	550,000,000

Federal Farm Credit Bank (SOFR + 0.33%)(a)	5.64%	12/29/2025	20,000	20,073,620

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	01/23/2026	58,000	58,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	01/29/2026	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	01/30/2026	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	02/20/2026	70,000	70,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	03/04/2026	286,000	286,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	03/05/2026	160,000	160,000,000

				4,323,456,186

Federal Home Loan Bank (FHLB)-9.35%
Federal Home Loan Bank (SOFR + 0.07%)(a)	5.38%	06/17/2024	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	08/08/2024	13,000	12,998,705

Federal Home Loan Bank	5.50%	08/12/2024	454,000	453,924,158

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/04/2024	13,000	12,998,644

Federal Home Loan Bank (SOFR + 0.02%)(a)	5.33%	09/10/2024	15,000	14,999,168

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/23/2024	10,000	9,998,973

Federal Home Loan Bank	5.59%	09/27/2024	820,000	820,000,000

Federal Home Loan Bank(b)	5.27%	11/01/2024	400,000	386,334,444

Federal Home Loan Bank(b)	4.86%	01/10/2025	304,000	291,630,999

Federal Home Loan Bank	5.03%	01/10/2025	300,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)

Federal Home Loan Bank (SOFR + 0.05%)(a)	5.36%	02/05/2025	$13,000	$12,999,762

Federal Home Loan Bank(b)	5.00%	02/10/2025	570,000	543,923,136

Federal Home Loan Bank (SOFR + 0.09%)(a)	5.40%	07/16/2025	400,000	400,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	07/24/2025	217,000	217,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	08/21/2025	11,800	11,809,970

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	180,000	180,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	09/02/2025	10,000	10,009,918

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	350,000	350,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/22/2025	290,000	290,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	10/16/2025	300,000	300,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	11/12/2025	7,000	7,002,803

Federal Home Loan Bank (SOFR + 0.20%)(a)	5.51%	11/14/2025	250,000	250,058,280

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	11/17/2025	10,000	10,007,394

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/08/2025	37,000	37,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/11/2025	258,000	258,000,000

Federal Home Loan Bank (SOFR + 0.12%)(a)	5.43%	12/19/2025	50,000	49,999,819

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	01/02/2026	8,000	8,002,473

Federal Home Loan Bank (SOFR + 0.19%)(a)	5.50%	01/14/2026	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	01/26/2026	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	5.44%	02/09/2026	400,000	400,001,870

				6,213,700,516

U.S. International Development Finance Corp. (DFC)-0.21%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/15/2025	7,833	7,833,336

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,842	1,842,105

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/09/2026	12,750	12,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	4,583	4,583,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/30/2027	8,182	8,181,818

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	8,889	8,888,889

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2028	43,182	43,181,819

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	05/15/2030	5,980	5,980,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	$28,125	$28,125,000

				137,316,301

Total U.S. Government Sponsored Agency Securities (Cost $10,674,473,003)				10,674,473,003

U.S. Treasury Securities-8.62%

U.S. Treasury Bills-0.65%(b)
U.S. Treasury Bills	4.79%-4.81%	01/23/2025	450,000	431,250,472

U.S. Treasury Floating Rate Notes-4.61%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	5.47%	10/31/2024	459,800	459,698,106
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.53%	01/31/2025	1,308,000	1,308,194,959
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.42%	04/30/2025	829,000	828,990,756

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.53%	07/31/2025	264,000	263,829,648

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	200,000	200,153,349

				3,060,866,818

U.S. Treasury Notes-3.36%
U.S. Treasury Notes	0.38%	08/15/2024	150,000	146,599,715

U.S. Treasury Notes	2.38%	08/15/2024	680,000	670,714,454

U.S. Treasury Notes	1.50%	10/31/2024	500,000	488,724,035

U.S. Treasury Notes	0.75%	11/15/2024	293,000	284,287,951

U.S. Treasury Notes	2.25%	11/15/2024	658,000	645,108,388

				2,235,434,543

Total U.S. Treasury Securities (Cost $5,727,551,833)				5,727,551,833

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-24.69% (Cost $16,402,024,836)				16,402,024,836

			Repurchase Amount
Repurchase Agreements-75.87%(d)

Bank of Nova Scotia, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,066; 2.00% - 7.00%; 12/31/2027 - 01/01/2054)(e)	5.32%	03/01/2024	190,196,544	190,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(e)	5.00%	10/28/2024	980,831,250	945,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	1,240,401,038	1,195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024,aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	$2,100,316,750	$2,100,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024,aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	650,098,222	650,000,000

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	600,088,333	600,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	500,074,306	500,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	470,069,978	470,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	1,085,162,147	1,085,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	700,104,417	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(e)(f)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	500,074,444	500,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,000,149,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.22%; 03/25/2028 - 11/20/2070)(e)(f)	5.37%	03/01/2024	1,000,149,167	1,000,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	364,210,700	360,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	353,005,528	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% - 7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	$96,284,743	$95,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024,aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(e)	5.32%	03/07/2024	5,505,689,444	5,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	300,044,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	260,038,350	260,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024,aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 - 02/15/2032)	5.30%	03/01/2024	5,000,736,111	5,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/29/2024, maturing value of $2,200,325,111 (collateralized by U.S.government sponsored agency obligations valued at $2,244,000,959; 0.00% - 5.63%; 03/07/2024 - 06/26/2026)	5.32%	03/01/2024	2,200,325,111	2,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	3,700,544,722	3,700,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024,maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,070; 2.13% - 4.75%; 08/15/2052 - 02/15/2054)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,040,200	250,003,255

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% - 7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	569,121,989	565,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	788,361,981	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024,aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	170,176,325	170,000,469

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024,aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	1,097,110,856	1,095,975,000

Prudential Insurance Co. of America, agreement dated 02/29/2024, maturing value of $140,510,800 (collateralized by U.S. Treasury obligations valued at $143,855,270; 0.00%; 05/15/2037 - 08/15/2042)	5.33%	03/01/2024	140,510,800	140,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024,aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	$2,719,471,750	$2,705,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	1,499,056,667	1,488,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(e)	5.33%	03/21/2024	1,007,402,778	1,000,000,000

Royal Bank of Canada, term agreement dated 02/01/2024, maturing value of $1,007,281,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,069; 0.00% - 7.50%; 05/15/2024 - 06/01/2062)(e)	5.35%	03/21/2024	1,007,281,944	1,000,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(e)	5.32%	03/01/2024	685,708,594	685,000,000

Standard Chartered Bank, agreement dated 02/29/2024, maturing value of $2,750,405,625 (collateralized by U.S. Treasury obligations valued at $2,805,413,830; 0.00% - 5.45%; 03/07/2024 - 02/15/2054)	5.31%	03/01/2024	2,750,405,625	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	515,792,840	515,716,629

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	1,543,598,125	1,543,370,478

Teacher Retirement System of Texas, joint agreement dated 02/28/2024,aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	813,748,294	813,626,476

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024,aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(e)	5.39%	03/04/2024	813,308,385	812,943,238

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	1,809,404,917	1,785,000,000

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 - 01/01/2059)	5.38%	05/23/2024	390,178,250	385,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	$380,090,625	$375,000,000

Total Repurchase Agreements (Cost $50,415,125,545)				50,415,125,545

TOTAL INVESTMENTS IN SECURITIES(h)-100.56% (Cost $66,817,150,381)				66,817,150,381

OTHER ASSETS LESS LIABILITIES-(0.56)%				(370,434,626)

NET ASSETS-100.00%				$66,446,715,755

Investment Abbreviations:

EFFR -Effective Federal Funds Rate SOFR -Secured Overnight Financing Rate VRD -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	71.2%

8-30	0.9

31-60	0.5

61-90	3.4

91-180	2.1

181+	21.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.92%

U.S. Treasury Bills-99.54%(a)
U.S. Treasury Bills	5.30%	03/05/2024	$59,350	$59,315,225

U.S. Treasury Bills	5.29%-5.32%	03/12/2024	259,600	259,181,275

U.S. Treasury Bills	5.30%-5.32%	03/19/2024	293,150	292,376,177

U.S. Treasury Bills	4.61%-5.30%	03/21/2024	33,300	33,205,074

U.S. Treasury Bills	5.31%-5.32%	03/26/2024	250,000	249,082,681

U.S. Treasury Bills	5.30%	03/28/2024	11,200	11,155,761

U.S. Treasury Bills	5.31%	04/02/2024	220,000	219,061,510

U.S. Treasury Bills	5.27%	04/04/2024	9,000	8,992,101

U.S. Treasury Bills	5.32%	04/11/2024	75,000	74,548,146

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	6,500	6,460,868

U.S. Treasury Bills	5.21%	04/23/2024	9,000	8,857,891

U.S. Treasury Bills	5.28%	05/02/2024	20,000	19,820,545

U.S. Treasury Bills	5.31%	05/09/2024	5,600	5,543,811

U.S. Treasury Bills	5.24%	05/14/2024	8,000	7,915,369

U.S. Treasury Bills	5.30%	05/16/2024	27,000	26,701,890

U.S. Treasury Bills	5.19%	06/13/2024	1,000	985,758

U.S. Treasury Bills	5.16%	07/11/2024	10,500	10,306,345

U.S. Treasury Bills	5.10%	07/18/2024	31,000	30,404,520

U.S. Treasury Bills	5.15%	07/25/2024	23,000	22,531,746

U.S. Treasury Bills	5.11%	08/01/2024	16,000	15,661,020

U.S. Treasury Bills	5.17%	08/08/2024	13,000	12,708,800

U.S. Treasury Bills	5.20%	08/15/2024	6,700	6,542,577

U.S. Treasury Bills	5.44%	08/15/2024	13,000	12,679,550

U.S. Treasury Bills	5.04%-5.12%	11/29/2024	19,250	18,545,459

U.S. Treasury Bills	4.78%-4.82%	12/26/2024	18,600	17,888,010

U.S. Treasury Bills	4.79%-4.95%	01/23/2025	28,000	26,822,598

U.S. Treasury Bills	4.93%	02/20/2025	8,500	8,105,359

				1,465,400,066

U.S. Treasury Floating Rate Notes-7.78%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	10,000	9,993,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	21,500	21,501,417

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	26,000	26,002,647

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	18,000	17,985,781

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	24,000	23,993,826

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	15,000	15,011,478

				114,488,483

U.S. Treasury Notes-3.60%
U.S. Treasury Notes	0.38%	08/15/2024	8,800	8,599,179

U.S. Treasury Notes	1.50%	10/31/2024	23,000	22,480,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Notes	0.75%	11/15/2024	$12,500	$12,127,979

U.S. Treasury Notes	2.25%	11/15/2024	10,000	9,802,935

				53,010,119

TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $ 1,632,898,668)				1,632,898,668

OTHER ASSETS LESS LIABILITIES-(10.92)%				(160,790,859)

NET ASSETS-100.00%				$1,472,107,809

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	4.2%

8-30	51.5

31-60	18.3

61-90	3.7

91-180	8.0

181+	14.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,104,360,676	$253,660,384	$8,940,111,357	$16,402,024,836	$1,632,898,668

Repurchase agreements, at value and cost	435,454,853	113,816,049	22,619,013,757	50,415,125,545	-

Cash	-	-	498,357,159	678,791,672	34,640

Due from broker	-	-	-	332,426,526	-

Receivable for:
Fund shares sold	-	105,662	24,645,018	5,442,527	3,500

Interest	1,604,937	106,844	81,064,750	156,269,701	733,173

Fund expenses absorbed	62,364	31,587	948,099	465,387	37,054

Investment for trustee deferred compensation and retirement plans	3,677,258	770,140	1,724,878	785,599	84,525

Other assets	139,289	219,898	1,984,421	7,049,318	179,649

Total assets	1,545,299,377	368,710,564	32,167,849,439	67,998,381,111	1,633,971,209

Liabilities:

Payable for:
Investments purchased	-	-	668,538,095	1,389,400,360	159,342,310

Fund shares reacquired	-	1,000	7,422,499	3,396,771	-

Dividends	6,098,918	117,456	69,452,207	147,801,150	2,107,363

Accrued fees to affiliates	268,582	57,815	6,441,572	10,099,923	304,372

Accrued operating expenses	15,145	15,805	69,113	25,455	15,888

Trustee deferred compensation and retirement plans	3,820,059	804,311	1,898,699	941,697	93,467

Total liabilities	10,202,704	996,387	753,822,185	1,551,665,356	161,863,400

Net assets applicable to shares outstanding	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net assets consist of:

Shares of beneficial interest	$1,536,654,294	$368,265,946	$31,414,305,772	$66,469,733,917	$1,472,576,933

Distributable earnings (loss)	(1,557,621)	(551,769)	(278,518)	(23,018,162)	(469,124)

	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net Assets:

Institutional Class	$1,510,269,983	$347,889,943	$25,500,186,077	$52,448,049,188	$1,318,289,390

Private Investment Class	$1,087,689	$2,810,767	$1,207,377,606	$1,337,985,185	$34,963,721

Personal Investment Class	$10,270	$10,492,833	$906,767,405	$81,334,517	$11,748

Cash Management Class	$1,732,866	$445,842	$320,693,823	$565,718,749	$6,864,800

Reserve Class	$116,727	$534,843	$727,312,025	$533,682,326	$101,195,974

Resource Class	$262,666	$414	$24,161,002	$139,915,696	$10,770,872

Corporate Class	$9,021,344	$5,539,535	$1,687,923,703	$294,246,055	$11,304

CAVU Securities Class	$12,595,128	$-	$1,039,605,613	$11,045,784,039	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,509,540,018	347,872,009	25,498,254,355	52,466,127,578	1,318,658,359

Private Investment Class	1,087,163	2,810,624	1,207,299,084	1,338,446,032	34,973,535

Personal Investment Class	10,265	10,492,299	906,700,624	81,362,502	11,752

Cash Management Class	1,732,029	445,819	320,668,278	565,917,132	6,866,727

Reserve Class	116,670	534,815	727,266,384	533,865,906	101,224,425

Resource Class	262,539	414	24,157,181	139,963,874	10,773,901

Corporate Class	9,016,983	5,539,253	1,687,822,279	294,347,398	11,307

CAVU Securities Class	12,589,040	-	1,039,527,339	11,049,590,206	-

Net asset value, offering and redemption price per share for each class	$1.0005	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$1,539,369,247	$367,490,011	$31,559,125,114	$66,817,150,381	$1,632,898,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Investment income:

Interest	$54,840,161	$9,618,070	$947,334,092	$1,902,377,528	$39,644,009

Expenses:

Advisory fees	1,466,211	264,306	26,110,181	35,049,589	920,361

Administrative services fees	430,090	77,530	7,659,004	15,422,230	322,915

Custodian fees	5,949	10,187	197,802	750,832	3,197

Distribution fees:
Private Investment Class	1,601	3,837	1,650,216	1,780,174	37,939

Personal Investment Class	27	9,863	2,561,222	227,212	31

Cash Management Class	685	176	112,782	233,146	2,673

Reserve Class	548	1,252	3,048,055	2,246,406	513,302

Resource Class	257	-	45,918	147,171	3,275

Corporate Class	858	714	233,599	48,980	180

Transfer agent fees	87,971	15,858	1,566,586	3,154,488	66,050

Trustees’ and officers’ fees and benefits	16,155	6,815	148,337	320,459	14,115

Registration and filing fees	34,048	33,932	216,241	266,202	45,888

Reports to shareholders	5,896	5,640	10,845	23,709	5,545

Professional services fees	22,754	18,952	119,105	289,710	21,320

Other	66,267	37,096	537,316	722,295	59,062

Total expenses	2,139,317	486,158	44,217,209	60,682,603	2,015,853

Less: Fees waived and expenses reimbursed	(374,436)	(152,845)	(5,208,875)	(625,539)	(136,356)

Net expenses	1,764,881	333,313	39,008,334	60,057,064	1,879,497

Net investment income	53,075,280	9,284,757	908,325,758	1,842,320,464	37,764,512

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	9,518	(5)	1,484,359	3,122,012	24,612

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	712,757	(9,882)	-	-	-

Net realized and unrealized gain (loss)	722,275	(9,887)	1,484,359	3,122,012	24,612

Net increase in net assets resulting from operations	$53,797,555	$9,274,870	$909,810,117	$1,845,442,476	$37,789,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:

Net investment income	$53,075,280	$81,070,394	$9,284,757	$15,631,347

Net realized gain (loss)	9,518	2,847	(5)	153

Change in net unrealized appreciation (depreciation)	712,757	(22,559)	(9,882)	1,664

Net increase in net assets resulting from operations	53,797,555	81,050,682	9,274,870	15,633,164

Distributions to shareholders from distributable earnings:

Institutional Class	(52,479,414)	(80,699,792)	(8,993,244)	(15,532,523)

Private Investment Class	(27,389)	(43,207)	(63,757)	(19,712)

Personal Investment Class	(250)	(398)	(84,869)	(3,623)

Cash Management Class	(45,767)	(73,755)	(11,432)	(19,230)

Reserve Class	(2,872)	(5,393)	(6,348)	(2,735)

Resource Class	(6,730)	(10,560)	(11)	(18)

Corporate Class	(154,498)	(150,333)	(125,096)	(53,506)

CAVU Securities Class	(358,360)	(86,956)	-	-

Total distributions from distributable earnings	(53,075,280)	(81,070,394)	(9,284,757)	(15,631,347)

Share transactions-net:

Institutional Class	(676,994,916)	444,886,451	(81,779,112)	107,202,226

Private Investment Class	28,039	(13,637)	2,145,168	208,366

Personal Investment Class	9	10	10,400,367	3,243

Cash Management Class	22,950	(10,809)	8,174	68,628

Reserve Class	(18,969)	(39,355)	293,830	170,771

Resource Class	7,847	6,794	13	16

Corporate Class	4,723,841	4,275,706	2,527,996	2,990,408

CAVU Securities Class	(1,401,903)	13,891,649	—	—

Net increase (decrease) in net assets resulting from share transactions	(673,633,102)	462,996,809	(66,403,564)	110,643,658

Net increase (decrease) in net assets	(672,910,827)	462,977,097	(66,413,451)	110,645,475

Net assets:

Beginning of period	2,208,007,500	1,745,030,403	434,127,628	323,482,153

End of period	$1,535,096,673	$2,208,007,500	$367,714,177	$434,127,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:

Net investment income	$908,325,758	$1,636,379,490	$1,842,320,464	$3,545,474,831

Net realized gain	1,484,359	3,331,458	3,122,012	1,842,825

Net increase in net assets resulting from operations	909,810,117	1,639,710,948	1,845,442,476	3,547,317,656

Distributions to shareholders from distributable earnings:

Institutional Class	(762,420,943)	(1,425,848,124)	(1,480,547,139)	(2,937,396,325)

Private Investment Class	(27,243,761)	(27,974,050)	(29,470,877)	(31,871,187)

Personal Investment Class	(21,942,918)	(18,833,514)	(1,949,609)	(1,724,597)

Cash Management Class	(7,304,210)	(10,262,717)	(15,131,304)	(28,870,727)

Reserve Class	(15,387,050)	(26,643,468)	(11,358,502)	(18,675,529)

Resource Class	(1,462,655)	(2,858,404)	(4,700,152)	(7,821,438)

Corporate Class	(40,740,879)	(66,239,040)	(8,554,213)	(54,893,700)

CAVU Securities Class	(31,823,342)	(57,720,173)	(290,608,668)	(464,221,328)

Total distributions from distributable earnings	(908,325,758)	(1,636,379,490)	(1,842,320,464)	(3,545,474,831)

Share transactions-net:

Institutional Class	(3,336,093,258)	7,411,651,408	(13,214,481,056)	4,490,547,363

Private Investment Class	120,239,725	705,232,421	365,938,634	394,333,067

Personal Investment Class	59,051,615	266,760,119	(5,374,469)	47,387,887

Cash Management Class	141,914,366	(216,057,236)	(70,007,227)	(506,942,746)

Reserve Class	111,080,652	(371,297,287)	91,494,725	(156,621,571)

Resource Class	(66,974,645)	13,734,527	(26,007,072)	30,913,371

Corporate Class	124,857,867	1,088,925,297	(1,261,983)	(247,224,939)

CAVU Securities Class	(226,082,914)	708,337,686	(1,713,814,046)	7,909,884,014

Net increase (decrease) in net assets resulting from share transactions	(3,072,006,592)	9,607,286,935	(14,573,512,494)	11,962,276,446

Net increase (decrease) in net assets	(3,070,522,233)	9,610,618,393	(14,570,390,482)	11,964,119,271

Net assets:

Beginning of period	34,484,549,487	24,873,931,094	81,017,106,237	69,052,986,966

End of period	$31,414,027,254	$34,484,549,487	$66,446,715,755	$81,017,106,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 29, 2024	August 31, 2023

Operations:

Net investment income	$37,764,512	$59,282,259

Net realized gain (loss)	24,612	(315,693)

Net increase in net assets resulting from operations	37,789,124	58,966,566

Distributions to shareholders from distributable earnings:

Institutional Class	(34,138,527)	(55,729,583)

Private Investment Class	(753,583)	(733,670)

Personal Investment Class	(266)	(287,819)

Cash Management Class	(171,845)	(151,109)

Reserve Class	(2,565,451)	(1,944,055)

Resource Class	(103,611)	(236,076)

Corporate Class	(31,229)	(199,947)

Total distributions from distributable earnings	(37,764,512)	(59,282,259)

Share transactions-net:

Institutional Class	(164,879,356)	381,291,981

Private Investment Class	10,909,676	9,497,580

Personal Investment Class	1,108	(12,709,449)

Cash Management Class	(3,497,188)	10,285,327

Reserve Class	27,219,785	31,852,196

Resource Class	4,529,792	6,145,804

Corporate Class	(2,767,152)	(563,244)

Net increase (decrease) in net assets resulting from share transactions	(128,483,335)	425,800,195

Net increase (decrease) in net assets	(128,458,723)	425,484,502

Net assets:

Beginning of period	1,600,566,532	1,175,082,030

End of period	$1,472,107,809	$1,600,566,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net			Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Return of	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	capital	distributions	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Liquid Assets Portfolio
Six months ended 02/29/24	$1.0001	$ 0.0244	$ 0.0003	$ 0.0247	$(0.0243)	$-	$-	$(0.0243)	$1.0005	2.50%	$10	0.73	%(c)	0.77	%(c)	4.88	%(c)
Year ended 08/31/23	1.0002	0.0390	(0.0004)	0.0386	(0.0387)	-	-	(0.0387)	1.0001	3.93	10	0.73		0.77		3.89
Year ended 08/31/22	1.0004	0.0029	(0.0002)	0.0027	(0.0029)	-	-	(0.0029)	1.0002	0.27	10	0.40		0.77		0.26
Year ended 08/31/21	1.0006	0.0004	(0.0005)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	10	0.21		0.77		0.01
Year ended 08/31/20	1.0004	0.0081	(0.0008)	0.0073	(0.0071)	-	-	(0.0071)	1.0006	0.74	10	0.64		0.77		0.80
Year ended 08/31/19	1.0004	0.0182	0.0000	0.0182	(0.0182)	-	-	(0.0182)	1.0004	1.83	10	0.73		0.77		1.82
Invesco STIC Prime Portfolio
Six months ended 02/29/24	1.0001	0.0235	(0.0000)	0.0235	(0.0235)	-	-	(0.0235)	1.0001	2.38	10,493	0.73	(c)	0.82	(c)	4.73	(c)
Year ended 08/31/23	1.0000	0.0369	0.0007	0.0376	(0.0375)	-	-	(0.0375)	1.0001	3.83	95	0.73		0.82		3.69
Year ended 08/31/22	1.0000	0.0029	(0.0000)	0.0029	(0.0026)	-	(0.0003)	(0.0029)	1.0000	0.29	91	0.37		0.83		0.39
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	93	0.13		0.85		0.01
Year ended 08/31/20	1.0001	0.0075	(0.0012)	0.0063	(0.0064)	-	-	(0.0064)	1.0000	0.65	395	0.59		0.81		0.75
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	-	(0.0172)	1.0001	1.73	441	0.73		0.80		1.71
Invesco Treasury Portfolio
Six months ended 02/29/24	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.37	906,767	0.73	(c)	0.76	(c)	4.71	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	3.81	847,631	0.73		0.77		3.83
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.26	580,831	0.36		0.76		0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	265,106	0.10		0.76		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.56	281,818	0.55		0.76		0.49
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.64	360,256	0.73		0.76		1.63
Invesco Government & Agency Portfolio
Six months ended 02/29/24	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.37	81,335	0.71	(c)	0.71	(c)	4.72	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	3.81	86,709	0.71		0.71		3.84
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.29	39,333	0.44		0.71		0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	9,360	0.08		0.71		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.58	13,530	0.50		0.70		0.50
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.66	15,992	0.71		0.71		1.65
Invesco Treasury Obligations Portfolio
Six months ended 02/29/24	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.35	12	0.73	(c)	0.75	(c)	4.67	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	3.68	11	0.73		0.75		3.67
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.23	12,718	0.42		0.76		0.17
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	3,813	0.10		0.76		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.56	742	0.37		0.75		0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.62	112	0.73		0.76		1.60

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

30	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

31	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the six months ended February 29, 2024, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

32	Short-Term Investments Trust

 For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$374,436

Invesco STIC Prime Portfolio	152,845

Invesco Treasury Portfolio	5,208,875

Invesco Government & Agency Portfolio	625,539

Invesco Treasury Obligations Portfolio	136,356

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

 GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have

33	Short-Term Investments Trust

certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 29, 2024
				Net Unrealized Appreciation (Depreciation)

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)

Invesco Liquid Assets Portfolio	$1,539,369,247	$476,780	$(30,498)	$446,282

Invesco STIC Prime Portfolio	367,490,011	-	(13,578)	(13,578)

Invesco Treasury Portfolio	31,559,669,428	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,632,932,827	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 8–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	7,160,496,220	$7,163,617,490	14,689,381,103	$14,692,392,767

Private Investment Class	507	507	461	461

Cash Management Class	2	2	3,194	3,195

Reserve Class	20	20	74	74

Corporate Class	5,995,803	6,000,000	6,918,117	6,920,000

CAVU Securities Class	822,603	822,755	20,940,809	20,942,903

34	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Institutional Class	7,929,027	$7,932,448	8,488,080	$8,489,799

Private Investment Class	31,000	31,013	39,164	39,172

Personal Investment Class	9	9	10	10

Cash Management Class	53,335	53,357	68,982	68,996

Reserve Class	3,401	3,403	5,067	5,068

Resource Class	7,844	7,847	9,857	9,859

Corporate Class	173,928	174,007	130,854	130,878

CAVU Securities Class	417,868	418,038	20,195	20,197

Reacquired:

Institutional Class	(7,845,121,389)	(7,848,544,854)	(14,253,037,054)	(14,255,996,115)

Private Investment Class	(3,480)	(3,481)	(53,258)	(53,270)

Cash Management Class	(30,397)	(30,409)	(82,976)	(83,000)

Reserve Class	(22,382)	(22,392)	(44,488)	(44,497)

Resource Class	-	-	(3,064)	(3,065)

Corporate Class	(1,449,876)	(1,450,166)	(2,774,617)	(2,775,172)

CAVU Securities Class	(2,641,654)	(2,642,696)	(7,070,744)	(7,071,451)

Net increase (decrease) in share activity	(673,337,611)	$(673,633,102)	462,939,766	$462,996,809

(a)	40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	774,718,524	$774,794,102	1,869,976,252	$1,870,028,473

Private Investment Class	2,514,749	2,515,000	611,125	611,137

Personal Investment Class	14,007,334	14,008,444	200,000	200,000

Cash Management Class	-	-	202,044	202,044

Reserve Class	402,960	403,001	169,984	170,001

Resource Class	2,081,792	2,082,002	1	1

Corporate Class	3,568,657	3,569,013	3,184,015	3,184,088

Issued as reinvestment of dividends:
Institutional Class	9,144,133	9,145,046	9,572,929	9,573,297

Private Investment Class	8,160	8,161	13,902	13,903

Personal Investment Class	81,392	83,274	3,243	3,243

Cash Management Class	8,174	8,174	10,701	10,702

Reserve Class	6,903	6,903	2,271	2,271

Resource Class	13	13	16	16

Corporate Class	137,512	137,525	40,528	40,531

Reacquired:
Institutional Class	(865,637,240)	(865,718,260)	(1,772,368,596)	(1,772,399,544)

Private Investment Class	(377,955)	(377,993)	(416,660)	(416,674)

Personal Investment Class	(3,691,072)	(3,691,351)	(200,000)	(200,000)

Cash Management Class	-	-	(144,115)	(144,118)

Reserve Class	(116,063)	(116,074)	(1,502)	(1,501)

Resource Class	(2,081,793)	(2,082,002)	(1)	(1)

Corporate Class	(1,178,428)	(1,178,542)	(234,201)	(234,211)

Net increase (decrease) in share activity	(66,402,248)	$(66,403,564)	110,621,936	$110,643,658

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,242,657,004	$132,242,657,004	274,406,114,953	$274,406,114,953

Private Investment Class	1,150,357,912	1,150,357,912	1,927,265,025	1,927,265,025

Personal Investment Class	2,420,984,799	2,420,984,799	2,652,216,519	2,652,216,519

Cash Management Class	667,373,212	667,373,212	891,962,433	891,962,433

Reserve Class	1,762,030,465	1,762,030,465	4,059,561,441	4,059,561,441

Resource Class	110,949,418	110,949,418	289,292,340	289,292,340

Corporate Class	6,253,732,443	6,253,732,443	13,246,649,542	13,246,649,542

CAVU Securities Class	9,867,223,140	9,867,223,140	22,252,025,618	22,252,025,618

Issued as reinvestment of dividends:
Institutional Class	315,492,829	315,492,829	429,132,893	429,132,893

Private Investment Class	23,361,810	23,361,810	15,063,443	15,063,443

Personal Investment Class	12,825,235	12,825,235	11,951,452	11,951,452

Cash Management Class	4,819,488	4,819,488	9,757,614	9,757,614

Reserve Class	15,387,050	15,387,050	23,854,384	23,854,384

Resource Class	1,462,655	1,462,655	2,503,679	2,503,679

Corporate Class	38,187,635	38,187,635	27,110,572	27,110,572

CAVU Securities Class	11,365,314	11,365,314	28,156,470	28,156,470

Reacquired:
Institutional Class	(135,894,243,091)	(135,894,243,091)	(267,423,596,438)	(267,423,596,438)

Private Investment Class	(1,053,479,997)	(1,053,479,997)	(1,237,096,047)	(1,237,096,047)

Personal Investment Class	(2,374,758,419)	(2,374,758,419)	(2,397,407,852)	(2,397,407,852)

Cash Management Class	(530,278,334)	(530,278,334)	(1,117,777,283)	(1,117,777,283)

Reserve Class	(1,666,336,863)	(1,666,336,863)	(4,454,713,112)	(4,454,713,112)

Resource Class	(179,386,718)	(179,386,718)	(278,061,492)	(278,061,492)

Corporate Class	(6,167,062,211)	(6,167,062,211)	(12,184,834,817)	(12,184,834,817)

CAVU Securities Class	(10,104,671,368)	(10,104,671,368)	(21,571,844,402)	(21,571,844,402)

Net increase (decrease) in share activity	(3,072,006,592)	$(3,072,006,592)	9,607,286,935	$9,607,286,935

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	295,455,661,195	$295,455,661,195	676,317,844,983	$676,317,844,983

Private Investment Class	1,700,112,768	1,700,112,768	2,772,830,810	2,772,830,810

Personal Investment Class	259,074,511	259,074,511	291,186,446	291,186,446

Cash Management Class	117,341,060	117,341,060	687,171,805	687,171,805

Reserve Class	901,547,425	901,547,425	1,637,403,110	1,637,403,110

Resource Class	836,902,473	836,902,473	1,746,682,416	1,746,682,416

Corporate Class	760,110,385	760,110,385	15,706,196,046	15,706,196,046

CAVU Securities Class	65,813,712,684	65,813,712,684	138,982,525,837	138,982,525,837

Issued as reinvestment of dividends:
Institutional Class	726,791,934	726,791,934	1,169,954,288	1,169,954,288

Private Investment Class	20,471,417	20,471,417	19,707,465	19,707,465

Personal Investment Class	1,843,389	1,843,389	1,370,472	1,370,472

Cash Management Class	4,293,145	4,293,145	5,398,766	5,398,766

Reserve Class	11,358,502	11,358,502	16,666,940	16,666,940

Resource Class	4,030,878	4,030,878	6,163,097	6,163,097

Corporate Class	4,751,900	4,751,900	30,430,600	30,430,600

CAVU Securities Class	219,180,136	219,180,136	269,901,724	269,901,724

Reacquired:
Institutional Class	(309,396,934,185)	(309,396,934,185)	(672,997,251,908)	(672,997,251,908)

Private Investment Class	(1,354,645,551)	(1,354,645,551)	(2,398,205,208)	(2,398,205,208)

Personal Investment Class	(266,292,369)	(266,292,369)	(245,169,031)	(245,169,031)

Cash Management Class	(191,641,432)	(191,641,432)	(1,199,513,317)	(1,199,513,317)

Reserve Class	(821,411,202)	(821,411,202)	(1,810,691,621)	(1,810,691,621)

Resource Class	(866,940,423)	(866,940,423)	(1,721,932,142)	(1,721,932,142)

Corporate Class	(766,124,268)	(766,124,268)	(15,983,851,585)	(15,983,851,585)

CAVU Securities Class	(67,746,706,866)	(67,746,706,866)	(131,342,543,547)	(131,342,543,547)

Net increase (decrease) in share activity	(14,573,512,494)	$(14,573,512,494)	11,962,276,446	$11,962,276,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,158,438,206	$1,158,438,206	5,169,670,586	$5,169,670,586

Private Investment Class	15,682,288	15,682,288	17,710,953	17,710,953

Personal Investment Class	842	842	8,901,266	8,901,266

Cash Management Class	2,122,371	2,122,371	11,800,855	11,800,855

Reserve Class	197,043,546	197,043,546	203,740,500	203,740,500

Resource Class	51,438,231	51,438,231	87,877,408	87,877,408

Corporate Class	4,169	4,169	20,654,915	20,654,915

Issued as reinvestment of dividends:
Institutional Class	25,163,126	25,163,126	28,171,168	28,171,168

Private Investment Class	753,583	753,583	621,107	621,107

Personal Investment Class	266	266	271,902	271,902

Cash Management Class	171,845	171,845	108,074	108,074

Reserve Class	1,173,098	1,173,098	1,364,201	1,364,201

Resource Class	103,611	103,611	208,032	208,032

Corporate Class	31,229	31,229	184,948	184,948

Reacquired:
Institutional Class	(1,348,480,688)	(1,348,480,688)	(4,816,549,773)	(4,816,549,773)

Private Investment Class	(5,526,195)	(5,526,195)	(8,834,480)	(8,834,480)

Personal Investment Class	-	-	(21,882,617)	(21,882,617)

Cash Management Class	(5,791,404)	(5,791,404)	(1,623,602)	(1,623,602)

Reserve Class	(170,996,859)	(170,996,859)	(173,252,505)	(173,252,505)

Resource Class	(47,012,050)	(47,012,050)	(81,939,636)	(81,939,636)

Corporate Class	(2,802,550)	(2,802,550)	(21,403,107)	(21,403,107)

Net increase (decrease) in share activity	(128,483,335)	$(128,483,335)	425,800,195	$425,800,195

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

 In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9–Subsequent Event

Effective on or around June 7, 2024, Invesco Government & Agency Portfolio will begin offering Premier Class shares.

39	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Personal Investment Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,025.00	$3.68	$1,021.23	$3.67	0.73%
Invesco STIC Prime Portfolio	1,000.00	1,023.80	3.67	1,021.23	3.67	0.73
Invesco Treasury Portfolio	1,000.00	1,023.70	3.67	1,021.23	3.67	0.73
Invesco Government & Agency Portfolio	1,000.00	1,023.70	3.57	1,021.33	3.57	0.71
Invesco Treasury Obligations Portfolio	1,000.00	1,023.50	3.67	1,021.23	3.67	0.73

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40	Short-Term Investments Trust

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	41,550,485,315.31	118,958,792.44
	Carol Deckbar	41,558,499,618.72	110,944,489.03
	Cynthia Hostetler	41,319,175,472.31	350,268,635.44
	Dr. Eli Jones	41,576,578,291.31	92,865,816.44
	Elizabeth Krentzman	41,557,953,940.31	111,490,167.44
	Jeffrey H. Kupor	41,613,199,093.72	56,245,014.03
	Anthony J. LaCava, Jr.	41,576,282,064.31	93,162,043.44
	James Liddy	41,613,406,322.72	56,037,785.03
	Dr. Prema Mathai-Davis	41,317,293,374.31	352,150,733.44
	Joel W. Motley	41,605,907,628.31	63,536,479.44
	Teresa M. Ressel	41,537,697,479.31	131,746,628.44
	Douglas Sharp	41,613,201,685.72	56,242,422.03
	Robert C. Troccoli	41,593,082,451.31	76,361,656.44
	Daniel S. Vandivort	41,605,094,636.31	64,349,471.44

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust).

41	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-6

Semiannual Report to Shareholders	February 29, 2024

Reserve Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

2	Fund Data
3	Schedules of Investments
23	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
40	Fund Expenses
41	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/29/24

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	24 - 51 days	27 days	42 days	$116.7 thousand
Invesco STIC Prime[1]	3 - 11 days	7 days	8 days	534.8 thousand
Invesco Treasury[2]	8 - 41 days	23 days	105 days	727.3 million
Invesco Government & Agency[2]	16 - 38 days	24 days	106 days	533.7 million
Invesco Treasury Obligations[2]	27 - 56 days	52 days	85 days	101.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-44.57%(a)
Asset Management & Custody Banks-1.60%
BofA Securities, Inc.	5.92%	07/12/2024	$25,000	$24,502,742

Asset-Backed Securities - Consumer Receivables-0.65%
Old Line Funding LLC (SOFR + 0.40%) (CEP - Royal Bank of Canada)(b)(c)(d)	5.79%	12/26/2024	10,000	10,017,085

Consumer Finance-2.89%
Toyota Finance Australia Ltd. (Australia)(c)	5.48%	05/22/2024	45,000	44,444,177

Diversified Banks-35.52%
Australia & New Zealand Banking Group Ltd. (Australia)(b)(c)	5.65%	05/24/2024	50,000	49,380,208

BNG Bank N.V. (Netherlands)(b)(c)	5.34%	03/04/2024	50,000	49,970,583

Canadian Imperial Bank of Commerce(b)(c)	5.88%	06/17/2024	25,000	24,598,450

Citigroup Global Markets, Inc.(b)	5.80%	03/25/2024	10,000	9,962,813

Commonwealth Bank of Australia (Australia)(b)(c)	5.95%	10/16/2024	25,000	24,181,264

DBS Bank Ltd. (Singapore)(b)(c)	5.32%	03/14/2024	50,000	49,896,602

Dexia Credit Local S.A. (France)(b)(c)	5.77%	03/04/2024	10,000	9,994,093

DNB Bank ASA (Norway)(b)(c)	5.97%	09/26/2024	25,000	24,243,417

ING (US) Funding LLC(b)(c)	5.82%	05/01/2024	20,000	19,815,228

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	25,000	25,026,412

Royal Bank of Canada (Canada)(b)(c)	6.00%	10/16/2024	25,000	24,160,819

Skandinaviska Enskilda Banken AB (Sweden)(b)(c)	5.79%	05/01/2024	50,000	49,545,993

Svenska Handelsbanken AB (Sweden)(b)(c)	5.54%	05/22/2024	50,000	49,391,545

Swedbank AB (Sweden)(c)	5.78%	03/12/2024	60,000	59,894,500

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.00%	04/26/2024	25,000	25,020,562

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.95%	11/01/2024	50,000	50,115,026

				545,197,515

Specialized Finance-3.91%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	50,000	50,003,961

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	10,000	10,005,197

				60,009,158

Total Commercial Paper (Cost $683,724,395)				684,170,677

Certificates of Deposit-21.50%
Canadian Imperial Bank of Commerce (Canada)(c)	5.31%	03/01/2024	55,000	55,000,000

DNB Bank ASA(c)	5.31%	03/01/2024	55,000	55,000,000

DZ Bank AG(c)	5.30%	03/01/2024	80,000	80,000,000

Nordea Bank Abp(c)	5.30%	03/01/2024	80,000	80,000,000

Skandinaviska Enskilda Banken AB(c)	5.31%	03/01/2024	30,000	30,000,000

Svenska Handelsbanken AB(c)	5.30%	03/01/2024	30,000	30,000,000

Total Certificates of Deposit (Cost $330,000,000)				330,000,000

Variable Rate Demand Notes-5.87%(e)
Credit Enhanced-5.87%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(b)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	$2,300	$2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.94% (Cost $1,103,914,394)				1,104,360,676

			Repurchase Amount
Repurchase Agreements-28.37%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(c)(h)	5.45%	03/06/2024	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(c)(h)	5.42%	03/06/2024	40,042,156	40,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(c)(h)	5.46%	03/01/2024	45,047,775	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(c)(h)	5.40%	03/01/2024	30,031,500	30,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	50,007,444	50,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(c)(j)	5.41%	03/01/2024	15,065,363	15,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(c)	5.39%	03/01/2024	30,004,492	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	65,294,089	65,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(c)(h)	5.50%	03/05/2024	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(c)(j)	5.49%	03/01/2024	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	30,459,354	30,454,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(c)(h)	5.40%	03/01/2024	$50,052,500	$50,000,000

Total Repurchase Agreements (Cost $435,454,853)				435,454,853

TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.31% (Cost $1,539,369,247)				1,539,815,529

OTHER ASSETS LESS LIABILITIES-(0.31)%				(4,718,856)

NET ASSETS-100.00%				$1,535,096,673

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $576,179,257, which represented 37.53% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.2%; Sweden: 14.3%; France: 8.1%; Netherlands: 8.1%; Australia: 8.0%; Germany: 5.2%; Finland: 5.2%; Norway: 5.2%; other countries less than 5% each: 10.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Canadian Imperial Bank of Commerce	5.2

DZ Bank AG	5.2

Nordea Bank Abp	5.2

Skandinaviska Enskilda Banken AB	5.2

Svenska Handelsbanken AB	5.2

DNB Bank ASA	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	59.2%

8-30	11.1

31-60	1.6

61-90	13.9

91-180	5.5

181+	8.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-44.06%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	5.32%	03/01/2024	$18,000	$18,000,000

Canadian Imperial Bank of Commerce (Canada)(a)	5.31%	03/01/2024	18,000	18,000,000

DNB Bank ASA(a)	5.31%	03/01/2024	18,000	18,000,000

DZ Bank AG(a)	5.30%	03/01/2024	18,000	18,000,000

Mizuho Bank Ltd.(a)	5.32%	03/01/2024	18,000	18,000,000

Nordea Bank Abp(a)	5.30%	03/01/2024	18,000	18,000,000

Skandinaviska Enskilda Banken AB(a)	5.31%	03/01/2024	18,000	18,000,000

Sumitomo Mitsui Trust Bank Ltd.(a)	5.31%	03/01/2024	18,000	18,000,000

Svenska Handelsbanken AB(a)	5.30%	03/01/2024	18,000	18,000,000

Total Certificates of Deposit (Cost $162,000,000)				162,000,000

Commercial Paper-22.21%(b)
Asset-Backed Securities - Fully Supported-1.08%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	5.38%	04/15/2024	4,000	3,972,323

Asset-Backed Securities - Fully Supported Bank-4.07%
Anglesea Funding LLC (Multi - CEP’s)(a)(c)	5.35%	03/08/2024	6,000	5,992,898

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(a)(c)	5.37%	03/06/2024	6,000	5,994,656

Versailles Commercial Paper LLC (CEP - Natixis SA)(a)	5.39%	04/03/2024	3,000	2,984,799

				14,972,353

Diversified Banks-4.33%
Banco Santander S.A. (Spain)(a)(c)	5.37%	04/01/2024	5,000	4,976,108
BNG Bank N.V. (Netherlands)(a)(c)	5.36%	04/05/2024	6,000	5,968,014
Lloyds Bank Corporate Markets PLC(a)	5.37%	04/08/2024	5,000	4,971,086

				15,915,208

Diversified Capital Markets-4.88%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(c)	5.41%	03/18/2024	6,000	5,983,923
Great Bear Funding LLC (CEP - Bank of Nova Scotia)(a)(c)	5.36%	03/21/2024	6,000	5,981,138
Pacific Life Short Term Funding LLC(c)	5.37%	04/08/2024	6,000	5,965,258

				17,930,319

Diversified Financial Services-1.63%
Erste Abwicklungsanstalt (Germany)(a)(c)	5.36%	03/07/2024	6,000	5,993,799

Integrated Oil & Gas-1.63%
TotalEnergies Capital S.A. (France)(a)(c)	5.36%	03/11/2024	6,000	5,990,217

Life & Health Insurance-1.62%
New York Life Capital Corp.(c)	5.35%	04/08/2024	6,000	5,965,368

Pharmaceuticals-1.62%
Novartis Finance Corp.(a)(c)	5.38%	04/22/2024	6,000	5,952,983

Regional Banks-1.35%
Macquarie Bank Ltd. (Australia)(a)(c)	5.36%	04/12/2024	5,000	4,967,814

Total Commercial Paper (Cost $81,673,962)				81,660,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes-2.72%(d)
Credit Enhanced-2.72%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(c)(e)	5.92%	04/01/2047	$5,000	$5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	5.38%	05/01/2037	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.99% (Cost $253,673,962)				253,660,384

			Repurchase Amount
Repurchase Agreements-30.95%(f)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(a)(g)	5.45%	03/06/2024	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(a)(g)	5.42%	03/06/2024	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(g)(h)	5.36%	03/01/2024	10,001,489	10,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(g)	5.40%	03/01/2024	5,000,750	5,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(a)	5.39%	03/01/2024	10,001,497	10,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(a)(g)	5.50%	03/05/2024	10,010,694	10,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(a)(i)	5.49%	03/01/2024	5,000,763	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	40,822,081	40,816,049

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(a)(g)	5.40%	03/01/2024	10,010,500	10,000,000

Total Repurchase Agreements (Cost $113,816,049)				113,816,049

TOTAL INVESTMENTS IN SECURITIES(j)(k) -99.94% (Cost $367,490,011)				367,476,433

OTHER ASSETS LESS LIABILITIES-0.06%				237,744

NET ASSETS-100.00%				$367,714,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.1%; Japan: 12.8%; Sweden: 9.8%; France: 7.6%; Germany: 6.5%; Australia: 6.2%; other countries less than 5% each: 20.1%.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $78,704,499, which represented 21.40% of the Fund’s Net Assets.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	81.0%

8-30	6.5

31-60	12.5

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-28.46%
U.S. Treasury Bills-6.12%(a)
U.S. Treasury Bills	5.44%	03/05/2024	$305,900	$305,718,499

U.S. Treasury Bills	5.49%	04/04/2024	750,000	746,217,500

U.S. Treasury Bills	5.47%	05/02/2024	200,000	198,167,555

U.S. Treasury Bills	4.83%-4.87%	12/26/2024	349,000	335,455,208

U.S. Treasury Bills	4.81%	01/23/2025	350,000	335,339,084

				1,920,897,846

U.S. Treasury Floating Rate Notes-16.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	558,000	558,201,843

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,875,000	1,875,574,221

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	1,300,000	1,299,198,410

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	1,000,000	999,655,661

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	400,000	400,306,001

				5,132,936,136

U.S. Treasury Notes-6.00%
U.S. Treasury Notes	3.00%	06/30/2024	250,000	247,995,944

U.S. Treasury Notes	0.38%	08/15/2024	500,000	488,596,330

U.S. Treasury Notes	0.38%	09/15/2024	250,000	243,314,278

U.S. Treasury Notes	1.50%	10/31/2024	250,000	244,108,101

U.S. Treasury Notes	4.38%	10/31/2024	419,000	416,947,265

U.S. Treasury Notes	2.25%	11/15/2024	250,000	245,315,457

				1,886,277,375

Total U.S. Treasury Securities (Cost $8,940,111,357)				8,940,111,357

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.46% (Cost $8,940,111,357)				8,940,111,357

			Repurchase Amount
Repurchase Agreements-72.00%(c)
ABN AMRO Bank N.V., agreement dated 02/29/2024, maturing value of $450,066,375 (collateralized by U.S. Treasury obligations valued at $459,000,053; 0.38% - 1.25%; 09/30/2027 - 07/31/2028)	5.31%	03/01/2024	450,066,375	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(d)	5.00%	10/28/2024	1,095,002,083	1,055,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(d)(e)	5.43%	03/01/2024	1,090,164,408	1,090,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(d)(e)	5.44%	03/01/2024	490,074,044	490,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	$400,058,889	$400,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(d)(e)	5.35%	03/01/2024	300,044,583	300,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(d)(e)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(d)(e)	5.36%	03/01/2024	200,029,778	200,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,500,222,917 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 0.13% - 4.63%; 02/28/2026 - 08/15/2044)(d)(e)	5.35%	03/01/2024	1,500,222,917	1,500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,005; 1.88% - 5.00%; 07/15/2025 - 05/15/2037)(e)	5.40%	03/01/2024	500,075,000	500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $750,111,667 (collateralized by U.S. Treasury obligations valued at $765,000,012; 1.63% - 4.50%; 10/31/2026 - 05/15/2048)(d)(e)	5.36%	03/01/2024	750,111,667	750,000,000

CIBC World Markets Corp., term agreement dated 02/01/2024, maturing value of $705,078,306 (collateralized by U.S. Treasury obligations valued at $714,000,025; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/21/2024	705,078,306	700,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $187,490,177 (collateralized by U.S. Treasury obligations valued at $188,700,025; 0.13% - 5.00%; 07/31/2024 - 02/15/2050)(d)	5.33%	03/14/2024	187,490,177	185,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $927,316,281 (collateralized by U.S. Treasury obligations valued at $933,300,029; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/14/2024	927,316,281	915,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(d)	5.32%	03/07/2024	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	500,073,750	500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,400,206,111	1,400,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,057; 2.38% - 3.00%; 05/15/2051 - 08/15/2052)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,047,197	250,010,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(d)	5.32%	03/06/2024	$100,103,776	$100,000,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	785,669,300	780,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(d)	5.33%	03/06/2024	572,192,400	571,600,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/28/2024, maturing value of $100,103,444 (collateralized by U.S. Treasury obligations valued at $102,030,227; 0.75%; 08/31/2026)(d)	5.32%	03/06/2024	100,103,444	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/29/2024, maturing value of $726,445,038 (collateralized by U.S. Treasury obligations valued at $744,025,186; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.33%	03/01/2024	726,445,038	726,337,500

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(d)	5.33%	03/21/2024	2,337,174,444	2,320,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(d)	5.32%	03/01/2024	455,470,672	455,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	493,486,072	493,413,294

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	669,214,467	669,114,286

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(d)	5.39%	03/04/2024	668,838,380	668,538,095

Total Repurchase Agreements (Cost $22,619,013,757)				22,619,013,757

TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $31,559,125,114)				31,559,125,114

OTHER ASSETS LESS LIABILITIES-(0.46)%				(145,097,860)

NET ASSETS-100.00%				$31,414,027,254

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.3%

8-30	2.5

31-60	2.4

61-90	0.6

91-180	3.9

181+	22.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-16.07%
Federal Farm Credit Bank (FFCB)-6.51%
Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	04/25/2024	$345,000	$345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	05/24/2024	62,000	62,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.37%	08/27/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.39%	11/22/2024	61,000	61,000,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	5.50%	11/25/2024	15,000	15,016,747

Federal Farm Credit Bank (SOFR + 0.04%)(a)	5.35%	01/28/2025	140,000	140,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	03/07/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.18%)(a)	5.49%	03/07/2025	10,000	10,013,090

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/28/2025	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/30/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.42%	06/13/2025	154,000	154,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	06/27/2025	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.24%)(a)	5.55%	08/05/2025	177,500	177,880,872

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	08/13/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.48%	08/14/2025	350,000	350,175,974

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	175,000	175,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	09/22/2025	178,000	178,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	5.48%	09/26/2025	112,956	113,037,046

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	10/03/2025	10,000	10,002,614

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	11/28/2025	25,275	25,273,892

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	11/28/2025	242,000	242,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	12/01/2025	77,000	77,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/15/2025	24,000	24,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	12/26/2025	100,000	99,982,331

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/29/2025	550,000	550,000,000

Federal Farm Credit Bank (SOFR + 0.33%)(a)	5.64%	12/29/2025	20,000	20,073,620

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	01/23/2026	58,000	58,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	01/29/2026	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	01/30/2026	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	02/20/2026	70,000	70,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	03/04/2026	286,000	286,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	03/05/2026	160,000	160,000,000

				4,323,456,186

Federal Home Loan Bank (FHLB)-9.35%
Federal Home Loan Bank (SOFR + 0.07%)(a)	5.38%	06/17/2024	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	08/08/2024	13,000	12,998,705

Federal Home Loan Bank	5.50%	08/12/2024	454,000	453,924,158

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/04/2024	13,000	12,998,644

Federal Home Loan Bank (SOFR + 0.02%)(a)	5.33%	09/10/2024	15,000	14,999,168

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/23/2024	10,000	9,998,973

Federal Home Loan Bank	5.59%	09/27/2024	820,000	820,000,000

Federal Home Loan Bank(b)	5.27%	11/01/2024	400,000	386,334,444

Federal Home Loan Bank(b)	4.86%	01/10/2025	304,000	291,630,999

Federal Home Loan Bank	5.03%	01/10/2025	300,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	5.36%	02/05/2025	$13,000	$12,999,762

Federal Home Loan Bank(b)	5.00%	02/10/2025	570,000	543,923,136

Federal Home Loan Bank (SOFR + 0.09%)(a)	5.40%	07/16/2025	400,000	400,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	07/24/2025	217,000	217,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	08/21/2025	11,800	11,809,970

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	180,000	180,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	09/02/2025	10,000	10,009,918

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	350,000	350,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/22/2025	290,000	290,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	10/16/2025	300,000	300,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	11/12/2025	7,000	7,002,803

Federal Home Loan Bank (SOFR + 0.20%)(a)	5.51%	11/14/2025	250,000	250,058,280

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	11/17/2025	10,000	10,007,394

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/08/2025	37,000	37,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/11/2025	258,000	258,000,000

Federal Home Loan Bank (SOFR + 0.12%)(a)	5.43%	12/19/2025	50,000	49,999,819

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	01/02/2026	8,000	8,002,473

Federal Home Loan Bank (SOFR + 0.19%)(a)	5.50%	01/14/2026	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	01/26/2026	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	5.44%	02/09/2026	400,000	400,001,870

				6,213,700,516

U.S. International Development Finance Corp. (DFC)-0.21%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/15/2025	7,833	7,833,336

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,842	1,842,105

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/09/2026	12,750	12,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	4,583	4,583,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/30/2027	8,182	8,181,818

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	8,889	8,888,889

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2028	43,182	43,181,819

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	05/15/2030	5,980	5,980,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)(c) -(continued)
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	$28,125	$28,125,000

				137,316,301

Total U.S. Government Sponsored Agency Securities (Cost $10,674,473,003)				10,674,473,003

U.S. Treasury Securities-8.62%
U.S. Treasury Bills-0.65%(b)
U.S. Treasury Bills	4.79%- 4.81%	01/23/2025	450,000	431,250,472

U.S. Treasury Floating Rate Notes-4.61%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	5.47%	10/31/2024	459,800	459,698,106

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.53%	01/31/2025	1,308,000	1,308,194,959

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.42%	04/30/2025	829,000	828,990,756

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.53%	07/31/2025	264,000	263,829,648

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	200,000	200,153,349

				3,060,866,818

U.S. Treasury Notes-3.36%
U.S. Treasury Notes	0.38%	08/15/2024	150,000	146,599,715

U.S. Treasury Notes	2.38%	08/15/2024	680,000	670,714,454

U.S. Treasury Notes	1.50%	10/31/2024	500,000	488,724,035

U.S. Treasury Notes	0.75%	11/15/2024	293,000	284,287,951

U.S. Treasury Notes	2.25%	11/15/2024	658,000	645,108,388

				2,235,434,543

Total U.S. Treasury Securities (Cost $5,727,551,833)				5,727,551,833

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-24.69% (Cost $16,402,024,836)				16,402,024,836

			Repurchase Amount
Repurchase Agreements-75.87%(d)
Bank of Nova Scotia, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,066; 2.00% - 7.00%; 12/31/2027 - 01/01/2054)(e)	5.32%	03/01/2024	190,196,544	190,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(e)	5.00%	10/28/2024	980,831,250	945,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage- backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	1,240,401,038	1,195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	$2,100,316,750	$2,100,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	650,098,222	650,000,000

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	600,088,333	600,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	500,074,306	500,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	470,069,978	470,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	1,085,162,147	1,085,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f) .	5.37%	03/01/2024	700,104,417	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(e)(f)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	500,074,444	500,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,000,149,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.22%; 03/25/2028 - 11/20/2070)(e)(f)	5.37%	03/01/2024	1,000,149,167	1,000,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	364,210,700	360,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	353,005,528	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% - 7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	$96,284,743	$95,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(e)	5.32%	03/07/2024	5,505,689,444	5,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	300,044,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	260,038,350	260,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 - 02/15/2032)	5.30%	03/01/2024	5,000,736,111	5,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/29/2024, maturing value of $2,200,325,111 (collateralized by U.S. government sponsored agency obligations valued at $2,244,000,959; 0.00% - 5.63%; 03/07/2024 - 06/26/2026)	5.32%	03/01/2024	2,200,325,111	2,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	3,700,544,722	3,700,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,070; 2.13% - 4.75%; 08/15/2052 - 02/15/2054)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,040,200	250,003,255

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% - 7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	569,121,989	565,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	788,361,981	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	170,176,325	170,000,469

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	1,097,110,856	1,095,975,000

Prudential Insurance Co. of America, agreement dated 02/29/2024, maturing value of $140,510,800 (collateralized by U.S. Treasury obligations valued at $143,855,270; 0.00%; 05/15/2037 - 08/15/2042)	5.33%	03/01/2024	140,510,800	140,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	$2,719,471,750	$2,705,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	1,499,056,667	1,488,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(e)	5.33%	03/21/2024	1,007,402,778	1,000,000,000

Royal Bank of Canada, term agreement dated 02/01/2024, maturing value of $1,007,281,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,069; 0.00% - 7.50%; 05/15/2024 - 06/01/2062)(e)	5.35%	03/21/2024	1,007,281,944	1,000,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(e)	5.32%	03/01/2024	685,708,594	685,000,000

Standard Chartered Bank, agreement dated 02/29/2024, maturing value of $2,750,405,625 (collateralized by U.S. Treasury obligations valued at $2,805,413,830; 0.00% - 5.45%; 03/07/2024 - 02/15/2054)	5.31%	03/01/2024	2,750,405,625	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage- backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	515,792,840	515,716,629

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	1,543,598,125	1,543,370,478

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	813,748,294	813,626,476

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(e)	5.39%	03/04/2024	813,308,385	812,943,238

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	1,809,404,917	1,785,000,000

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 - 01/01/2059)	5.38%	05/23/2024	390,178,250	385,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	$380,090,625	$375,000,000

Total Repurchase Agreements (Cost $50,415,125,545)				50,415,125,545

TOTAL INVESTMENTS IN SECURITIES(h) -100.56% (Cost $66,817,150,381)				66,817,150,381

OTHER ASSETS LESS LIABILITIES-(0.56)%				(370,434,626)

NET ASSETS-100.00%				$66,446,715,755

Investment Abbreviations:

EFFR -Effective Federal Funds Rate

SOFR -Secured Overnight Financing Rate

VRD -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	71.2%

8-30	0.9

31-60	0.5

61-90	3.4

91-180	2.1

181+	21.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.92%
U.S. Treasury Bills-99.54%(a)
U.S. Treasury Bills	5.30%	03/05/2024	$59,350	$59,315,225

U.S. Treasury Bills	5.29%-5.32%	03/12/2024	259,600	259,181,275

U.S. Treasury Bills	5.30%-5.32%	03/19/2024	293,150	292,376,177

U.S. Treasury Bills	4.61%-5.30%	03/21/2024	33,300	33,205,074

U.S. Treasury Bills	5.31%-5.32%	03/26/2024	250,000	249,082,681

U.S. Treasury Bills	5.30%	03/28/2024	11,200	11,155,761

U.S. Treasury Bills	5.31%	04/02/2024	220,000	219,061,510

U.S. Treasury Bills	5.27%	04/04/2024	9,000	8,992,101

U.S. Treasury Bills	5.32%	04/11/2024	75,000	74,548,146

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	6,500	6,460,868

U.S. Treasury Bills	5.21%	04/23/2024	9,000	8,857,891

U.S. Treasury Bills	5.28%	05/02/2024	20,000	19,820,545

U.S. Treasury Bills	5.31%	05/09/2024	5,600	5,543,811

U.S. Treasury Bills	5.24%	05/14/2024	8,000	7,915,369

U.S. Treasury Bills	5.30%	05/16/2024	27,000	26,701,890

U.S. Treasury Bills	5.19%	06/13/2024	1,000	985,758

U.S. Treasury Bills	5.16%	07/11/2024	10,500	10,306,345

U.S. Treasury Bills	5.10%	07/18/2024	31,000	30,404,520

U.S. Treasury Bills	5.15%	07/25/2024	23,000	22,531,746

U.S. Treasury Bills	5.11%	08/01/2024	16,000	15,661,020

U.S. Treasury Bills	5.17%	08/08/2024	13,000	12,708,800

U.S. Treasury Bills	5.20%	08/15/2024	6,700	6,542,577

U.S. Treasury Bills	5.44%	08/15/2024	13,000	12,679,550

U.S. Treasury Bills	5.04%-5.12%	11/29/2024	19,250	18,545,459

U.S. Treasury Bills	4.78%-4.82%	12/26/2024	18,600	17,888,010

U.S. Treasury Bills	4.79%-4.95%	01/23/2025	28,000	26,822,598

U.S. Treasury Bills	4.93%	02/20/2025	8,500	8,105,359

				1,465,400,066

U.S. Treasury Floating Rate Notes-7.78%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	10,000	9,993,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	21,500	21,501,417

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	26,000	26,002,647

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	18,000	17,985,781

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	24,000	23,993,826

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	15,000	15,011,478

				114,488,483

U.S. Treasury Notes-3.60%
U.S. Treasury Notes	0.38%	08/15/2024	8,800	8,599,179

U.S. Treasury Notes	1.50%	10/31/2024	23,000	22,480,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Notes	0.75%	11/15/2024	$12,500	$12,127,979

U.S. Treasury Notes	2.25%	11/15/2024	10,000	9,802,935

				53,010,119

TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $ 1,632,898,668)				1,632,898,668

OTHER ASSETS LESS LIABILITIES-(10.92)%				(160,790,859)

NET ASSETS-100.00%				$1,472,107,809

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	4.2%

8-30	51.5

31-60	18.3

61-90	3.7

91-180	8.0

181+	14.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,104,360,676	$253,660,384	$8,940,111,357	$16,402,024,836	$1,632,898,668

Repurchase agreements, at value and cost	435,454,853	113,816,049	22,619,013,757	50,415,125,545	-

Cash	-	-	498,357,159	678,791,672	34,640

Due from broker	-	-	-	332,426,526	-

Receivable for:
Fund shares sold	-	105,662	24,645,018	5,442,527	3,500

Interest	1,604,937	106,844	81,064,750	156,269,701	733,173

Fund expenses absorbed	62,364	31,587	948,099	465,387	37,054

Investment for trustee deferred compensation and retirement plans	3,677,258	770,140	1,724,878	785,599	84,525

Other assets	139,289	219,898	1,984,421	7,049,318	179,649

Total assets	1,545,299,377	368,710,564	32,167,849,439	67,998,381,111	1,633,971,209

Liabilities:
Payable for:
Investments purchased	-	-	668,538,095	1,389,400,360	159,342,310

Fund shares reacquired	-	1,000	7,422,499	3,396,771	-

Dividends	6,098,918	117,456	69,452,207	147,801,150	2,107,363

Accrued fees to affiliates	268,582	57,815	6,441,572	10,099,923	304,372

Accrued operating expenses	15,145	15,805	69,113	25,455	15,888

Trustee deferred compensation and retirement plans	3,820,059	804,311	1,898,699	941,697	93,467

Total liabilities	10,202,704	996,387	753,822,185	1,551,665,356	161,863,400

Net assets applicable to shares outstanding	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net assets consist of:
Shares of beneficial interest	$1,536,654,294	$368,265,946	$31,414,305,772	$66,469,733,917	$1,472,576,933

Distributable earnings (loss)	(1,557,621)	(551,769)	(278,518)	(23,018,162)	(469,124)

	$1,535,096,673	$367,714,177	$31,414,027,254	$66,446,715,755	$1,472,107,809

Net Assets:
Institutional Class	$1,510,269,983	$347,889,943	$25,500,186,077	$52,448,049,188	$1,318,289,390

Private Investment Class	$1,087,689	$2,810,767	$1,207,377,606	$1,337,985,185	$34,963,721

Personal Investment Class	$10,270	$10,492,833	$906,767,405	$81,334,517	$11,748

Cash Management Class	$1,732,866	$445,842	$320,693,823	$565,718,749	$6,864,800

Reserve Class	$116,727	$534,843	$727,312,025	$533,682,326	$101,195,974

Resource Class	$262,666	$414	$24,161,002	$139,915,696	$10,770,872

Corporate Class	$9,021,344	$5,539,535	$1,687,923,703	$294,246,055	$11,304

CAVU Securities Class	$12,595,128	$-	$1,039,605,613	$11,045,784,039	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,509,540,018	347,872,009	25,498,254,355	52,466,127,578	1,318,658,359

Private Investment Class	1,087,163	2,810,624	1,207,299,084	1,338,446,032	34,973,535

Personal Investment Class	10,265	10,492,299	906,700,624	81,362,502	11,752

Cash Management Class	1,732,029	445,819	320,668,278	565,917,132	6,866,727

Reserve Class	116,670	534,815	727,266,384	533,865,906	101,224,425

Resource Class	262,539	414	24,157,181	139,963,874	10,773,901

Corporate Class	9,016,983	5,539,253	1,687,822,279	294,347,398	11,307

CAVU Securities Class	12,589,040	-	1,039,527,339	11,049,590,206	-

Net asset value, offering and redemption price per share for each class	$1.0005	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$1,539,369,247	$367,490,011	$31,559,125,114	$66,817,150,381	$1,632,898,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

Investment income:
Interest	$54,840,161	$9,618,070	$947,334,092	$1,902,377,528	$39,644,009

Expenses:
Advisory fees	1,466,211	264,306	26,110,181	35,049,589	920,361

Administrative services fees	430,090	77,530	7,659,004	15,422,230	322,915

Custodian fees	5,949	10,187	197,802	750,832	3,197

Distribution fees:
Private Investment Class	1,601	3,837	1,650,216	1,780,174	37,939

Personal Investment Class	27	9,863	2,561,222	227,212	31

Cash Management Class	685	176	112,782	233,146	2,673

Reserve Class	548	1,252	3,048,055	2,246,406	513,302

Resource Class	257	-	45,918	147,171	3,275

Corporate Class	858	714	233,599	48,980	180

Transfer agent fees	87,971	15,858	1,566,586	3,154,488	66,050

Trustees’ and officers’ fees and benefits	16,155	6,815	148,337	320,459	14,115

Registration and filing fees	34,048	33,932	216,241	266,202	45,888

Reports to shareholders	5,896	5,640	10,845	23,709	5,545

Professional services fees	22,754	18,952	119,105	289,710	21,320

Other	66,267	37,096	537,316	722,295	59,062

Total expenses	2,139,317	486,158	44,217,209	60,682,603	2,015,853

Less: Fees waived and expenses reimbursed	(374,436)	(152,845)	(5,208,875)	(625,539)	(136,356)

Net expenses	1,764,881	333,313	39,008,334	60,057,064	1,879,497

Net investment income	53,075,280	9,284,757	908,325,758	1,842,320,464	37,764,512

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	9,518	(5)	1,484,359	3,122,012	24,612

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	712,757	(9,882)	-	-	-

Net realized and unrealized gain (loss)	722,275	(9,887)	1,484,359	3,122,012	24,612

Net increase in net assets resulting from operations	$53,797,555	$9,274,870	$909,810,117	$1,845,442,476	$37,789,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$53,075,280	$81,070,394	$9,284,757	$15,631,347

Net realized gain (loss)	9,518	2,847	(5)	153

Change in net unrealized appreciation (depreciation)	712,757	(22,559)	(9,882)	1,664

Net increase in net assets resulting from operations	53,797,555	81,050,682	9,274,870	15,633,164

Distributions to shareholders from distributable earnings:
Institutional Class	(52,479,414)	(80,699,792)	(8,993,244)	(15,532,523)

Private Investment Class	(27,389)	(43,207)	(63,757)	(19,712)

Personal Investment Class	(250)	(398)	(84,869)	(3,623)

Cash Management Class	(45,767)	(73,755)	(11,432)	(19,230)

Reserve Class	(2,872)	(5,393)	(6,348)	(2,735)

Resource Class	(6,730)	(10,560)	(11)	(18)

Corporate Class	(154,498)	(150,333)	(125,096)	(53,506)

CAVU Securities Class	(358,360)	(86,956)	-	-

Total distributions from distributable earnings	(53,075,280)	(81,070,394)	(9,284,757)	(15,631,347)

Share transactions-net:
Institutional Class	(676,994,916)	444,886,451	(81,779,112)	107,202,226

Private Investment Class	28,039	(13,637)	2,145,168	208,366

Personal Investment Class	9	10	10,400,367	3,243

Cash Management Class	22,950	(10,809)	8,174	68,628

Reserve Class	(18,969)	(39,355)	293,830	170,771

Resource Class	7,847	6,794	13	16

Corporate Class	4,723,841	4,275,706	2,527,996	2,990,408

CAVU Securities Class	(1,401,903)	13,891,649	-	-

Net increase (decrease) in net assets resulting from share transactions	(673,633,102)	462,996,809	(66,403,564)	110,643,658

Net increase (decrease) in net assets	(672,910,827)	462,977,097	(66,413,451)	110,645,475

Net assets:
Beginning of period	2,208,007,500	1,745,030,403	434,127,628	323,482,153

End of period	$1,535,096,673	$2,208,007,500	$367,714,177	$434,127,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$908,325,758	$1,636,379,490	$1,842,320,464	$3,545,474,831

Net realized gain	1,484,359	3,331,458	3,122,012	1,842,825

Net increase in net assets resulting from operations	909,810,117	1,639,710,948	1,845,442,476	3,547,317,656

Distributions to shareholders from distributable earnings:
Institutional Class	(762,420,943)	(1,425,848,124)	(1,480,547,139)	(2,937,396,325)

Private Investment Class	(27,243,761)	(27,974,050)	(29,470,877)	(31,871,187)

Personal Investment Class	(21,942,918)	(18,833,514)	(1,949,609)	(1,724,597)

Cash Management Class	(7,304,210)	(10,262,717)	(15,131,304)	(28,870,727)

Reserve Class	(15,387,050)	(26,643,468)	(11,358,502)	(18,675,529)

Resource Class	(1,462,655)	(2,858,404)	(4,700,152)	(7,821,438)

Corporate Class	(40,740,879)	(66,239,040)	(8,554,213)	(54,893,700)

CAVU Securities Class	(31,823,342)	(57,720,173)	(290,608,668)	(464,221,328)

Total distributions from distributable earnings	(908,325,758)	(1,636,379,490)	(1,842,320,464)	(3,545,474,831)

Share transactions-net:
Institutional Class	(3,336,093,258)	7,411,651,408	(13,214,481,056)	4,490,547,363

Private Investment Class	120,239,725	705,232,421	365,938,634	394,333,067

Personal Investment Class	59,051,615	266,760,119	(5,374,469)	47,387,887

Cash Management Class	141,914,366	(216,057,236)	(70,007,227)	(506,942,746)

Reserve Class	111,080,652	(371,297,287)	91,494,725	(156,621,571)

Resource Class	(66,974,645)	13,734,527	(26,007,072)	30,913,371

Corporate Class	124,857,867	1,088,925,297	(1,261,983)	(247,224,939)

CAVU Securities Class	(226,082,914)	708,337,686	(1,713,814,046)	7,909,884,014

Net increase (decrease) in net assets resulting from share transactions	(3,072,006,592)	9,607,286,935	(14,573,512,494)	11,962,276,446

Net increase (decrease) in net assets	(3,070,522,233)	9,610,618,393	(14,570,390,482)	11,964,119,271

Net assets:
Beginning of period	34,484,549,487	24,873,931,094	81,017,106,237	69,052,986,966

End of period	$31,414,027,254	$34,484,549,487	$66,446,715,755	$81,017,106,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 29, 2024	August 31, 2023

Operations:
Net investment income	$37,764,512	$59,282,259

Net realized gain (loss)	24,612	(315,693)

Net increase in net assets resulting from operations	37,789,124	58,966,566

Distributions to shareholders from distributable earnings:
Institutional Class	(34,138,527)	(55,729,583)

Private Investment Class	(753,583)	(733,670)

Personal Investment Class	(266)	(287,819)

Cash Management Class	(171,845)	(151,109)

Reserve Class	(2,565,451)	(1,944,055)

Resource Class	(103,611)	(236,076)

Corporate Class	(31,229)	(199,947)

Total distributions from distributable earnings	(37,764,512)	(59,282,259)

Share transactions-net:
Institutional Class	(164,879,356)	381,291,981

Private Investment Class	10,909,676	9,497,580

Personal Investment Class	1,108	(12,709,449)

Cash Management Class	(3,497,188)	10,285,327

Reserve Class	27,219,785	31,852,196

Resource Class	4,529,792	6,145,804

Corporate Class	(2,767,152)	(563,244)

Net increase (decrease) in net assets resulting from share transactions	(128,483,335)	425,800,195

Net increase (decrease) in net assets	(128,458,723)	425,484,502

Net assets:
Beginning of period	1,600,566,532	1,175,082,030

End of period	$1,472,107,809	$1,600,566,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/29/24	$1.0001	$0.0227	$0.0004	$0.0231	$(0.0227)	$-	$-	$(0.0227)	$1.0005	2.33%	$117	1.05	%(c)	1.09	%(c)	4.56	%(c)
Year ended 08/31/23	1.0002	0.0357	(0.0004)	0.0353	(0.0354)	-	-	(0.0354)	1.0001	3.59	136	1.05		1.09		3.57
Year ended 08/31/22	1.0004	0.0019	(0.0001)	0.0018	(0.0020)	-	-	(0.0020)	1.0002	0.18	175	0.46		1.09		0.20
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	216	0.21		1.09		0.01
Year ended 08/31/20	1.0004	0.0059	(0.0006)	0.0053	(0.0051)	-	-	(0.0051)	1.0006	0.53	278	0.85		1.09		0.59
Year ended 08/31/19	1.0004	0.0150	0.0000	0.0150	(0.0150)	-	-	(0.0150)	1.0004	1.51	303	1.05		1.09		1.50
Invesco STIC Prime Portfolio
Six months ended 02/29/24	1.0001	0.0219	(0.0000)	0.0219	(0.0219)	-	-	(0.0219)	1.0001	2.22	535	1.05	(c)	1.14	(c)	4.41	(c)
Year ended 08/31/23	1.0000	0.0337	0.0008	0.0345	(0.0344)	-	-	(0.0344)	1.0001	3.51	241	1.05		1.14		3.37
Year ended 08/31/22	1.0000	0.0020	0.0000	0.0020	(0.0018)	-	(0.0002)	(0.0020)	1.0000	0.20	70	0.42		1.15		0.34
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	87	0.13		1.17		0.01
Year ended 08/31/20	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	-	-	(0.0045)	1.0000	0.45	105	0.90		1.13		0.44
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	-	(0.0140)	1.0001	1.41	273	1.05		1.12		1.39
Invesco Treasury Portfolio
Six months ended 02/29/24	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.20	727,312	1.05	(c)	1.08	(c)	4.39	(c)
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	3.47	616,192	1.05		1.09		3.51
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.19	987,384	0.39		1.08		0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	867,767	0.10		1.08		0.01
Year ended 08/31/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.39	581,684	0.60		1.08		0.44
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.32	289,625	1.05		1.08		1.31
Invesco Government & Agency Portfolio
Six months ended 02/29/24	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.21	533,682	1.03	(c)	1.03	(c)	4.40	(c)
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	3.48	442,229	1.03		1.03		3.52
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.21	598,751	0.42		1.03		0.23
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	408,500	0.08		1.03		0.02
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.40	401,438	0.63		1.02		0.37
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.34	297,787	1.03		1.03		1.33
Invesco Treasury Obligations Portfolio
Six months ended 02/29/24	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.18	101,196	1.05	(c)	1.07	(c)	4.35	(c)
Year ended 08/31/23	1.00	0.03	(0.00)	0.03	(0.03)	-	-	(0.03)	1.00	3.35	73,984	1.05		1.07		3.35
Year ended 08/31/22	1.00	0.00	(0.00)	(0.00)	(0.00)	-	-	(0.00)	1.00	0.16	42,147	0.35		1.08		0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	74,495	0.10		1.08		0.01
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.38	54,585	0.75		1.07		0.27
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.29	54,711	1.05		1.08		1.28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

30	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U. S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

31	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the six months ended February 29, 2024, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

32	Short-Term Investments Trust

 For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$374,436

Invesco STIC Prime Portfolio	152,845

Invesco Treasury Portfolio	5,208,875

Invesco Government & Agency Portfolio	625,539

Invesco Treasury Obligations Portfolio	136,356

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have

33	Short-Term Investments Trust

certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 29, 2024
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,539,369,247	$476,780	$(30,498)	$446,282

Invesco STIC Prime Portfolio	367,490,011	-	(13,578)	(13,578)

Invesco Treasury Portfolio	31,559,669,428	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,632,932,827	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 8–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,160,496,220	$7,163,617,490	14,689,381,103	$14,692,392,767

Private Investment Class	507	507	461	461

Cash Management Class	2	2	3,194	3,195

Reserve Class	20	20	74	74

Corporate Class	5,995,803	6,000,000	6,918,117	6,920,000

CAVU Securities Class	822,603	822,755	20,940,809	20,942,903

34	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	7,929,027	$7,932,448	8,488,080	$8,489,799

Private Investment Class	31,000	31,013	39,164	39,172

Personal Investment Class	9	9	10	10

Cash Management Class	53,335	53,357	68,982	68,996

Reserve Class	3,401	3,403	5,067	5,068

Resource Class	7,844	7,847	9,857	9,859

Corporate Class	173,928	174,007	130,854	130,878

CAVU Securities Class	417,868	418,038	20,195	20,197

Reacquired:
Institutional Class	(7,845,121,389)	(7,848,544,854)	(14,253,037,054)	(14,255,996,115)

Private Investment Class	(3,480)	(3,481)	(53,258)	(53,270)

Cash Management Class	(30,397)	(30,409)	(82,976)	(83,000)

Reserve Class	(22,382)	(22,392)	(44,488)	(44,497)

Resource Class	-	-	(3,064)	(3,065)

Corporate Class	(1,449,876)	(1,450,166)	(2,774,617)	(2,775,172)

CAVU Securities Class	(2,641,654)	(2,642,696)	(7,070,744)	(7,071,451)

Net increase (decrease) in share activity	(673,337,611)	$(673,633,102)	462,939,766	$462,996,809

(a) 40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	774,718,524	$774,794,102	1,869,976,252	$1,870,028,473

Private Investment Class	2,514,749	2,515,000	611,125	611,137

Personal Investment Class	14,007,334	14,008,444	200,000	200,000

Cash Management Class	-	-	202,044	202,044

Reserve Class	402,960	403,001	169,984	170,001

Resource Class	2,081,792	2,082,002	1	1

Corporate Class	3,568,657	3,569,013	3,184,015	3,184,088

Issued as reinvestment of dividends:
Institutional Class	9,144,133	9,145,046	9,572,929	9,573,297

Private Investment Class	8,160	8,161	13,902	13,903

Personal Investment Class	81,392	83,274	3,243	3,243

Cash Management Class	8,174	8,174	10,701	10,702

Reserve Class	6,903	6,903	2,271	2,271

Resource Class	13	13	16	16

Corporate Class	137,512	137,525	40,528	40,531

Reacquired:
Institutional Class	(865,637,240)	(865,718,260)	(1,772,368,596)	(1,772,399,544)

Private Investment Class	(377,955)	(377,993)	(416,660)	(416,674)

Personal Investment Class	(3,691,072)	(3,691,351)	(200,000)	(200,000)

Cash Management Class	-	-	(144,115)	(144,118)

Reserve Class	(116,063)	(116,074)	(1,502)	(1,501)

Resource Class	(2,081,793)	(2,082,002)	(1)	(1)

Corporate Class	(1,178,428)	(1,178,542)	(234,201)	(234,211)

Net increase (decrease) in share activity	(66,402,248)	$(66,403,564)	110,621,936	$110,643,658

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of theshares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,242,657,004	$132,242,657,004	274,406,114,953	$274,406,114,953

Private Investment Class	1,150,357,912	1,150,357,912	1,927,265,025	1,927,265,025

Personal Investment Class	2,420,984,799	2,420,984,799	2,652,216,519	2,652,216,519

Cash Management Class	667,373,212	667,373,212	891,962,433	891,962,433

Reserve Class	1,762,030,465	1,762,030,465	4,059,561,441	4,059,561,441

Resource Class	110,949,418	110,949,418	289,292,340	289,292,340

Corporate Class	6,253,732,443	6,253,732,443	13,246,649,542	13,246,649,542

CAVU Securities Class	9,867,223,140	9,867,223,140	22,252,025,618	22,252,025,618

Issued as reinvestment of dividends:
Institutional Class	315,492,829	315,492,829	429,132,893	429,132,893

Private Investment Class	23,361,810	23,361,810	15,063,443	15,063,443

Personal Investment Class	12,825,235	12,825,235	11,951,452	11,951,452

Cash Management Class	4,819,488	4,819,488	9,757,614	9,757,614

Reserve Class	15,387,050	15,387,050	23,854,384	23,854,384

Resource Class	1,462,655	1,462,655	2,503,679	2,503,679

Corporate Class	38,187,635	38,187,635	27,110,572	27,110,572

CAVU Securities Class	11,365,314	11,365,314	28,156,470	28,156,470

Reacquired:
Institutional Class	(135,894,243,091)	(135,894,243,091)	(267,423,596,438)	(267,423,596,438)

Private Investment Class	(1,053,479,997)	(1,053,479,997)	(1,237,096,047)	(1,237,096,047)

Personal Investment Class	(2,374,758,419)	(2,374,758,419)	(2,397,407,852)	(2,397,407,852)

Cash Management Class	(530,278,334)	(530,278,334)	(1,117,777,283)	(1,117,777,283)

Reserve Class	(1,666,336,863)	(1,666,336,863)	(4,454,713,112)	(4,454,713,112)

Resource Class	(179,386,718)	(179,386,718)	(278,061,492)	(278,061,492)

Corporate Class	(6,167,062,211)	(6,167,062,211)	(12,184,834,817)	(12,184,834,817)

CAVU Securities Class	(10,104,671,368)	(10,104,671,368)	(21,571,844,402)	(21,571,844,402)

Net increase (decrease) in share activity	(3,072,006,592)	$(3,072,006,592)	9,607,286,935	$9,607,286,935

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of theshares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	295,455,661,195	$295,455,661,195	676,317,844,983	$676,317,844,983

Private Investment Class	1,700,112,768	1,700,112,768	2,772,830,810	2,772,830,810

Personal Investment Class	259,074,511	259,074,511	291,186,446	291,186,446

Cash Management Class	117,341,060	117,341,060	687,171,805	687,171,805

Reserve Class	901,547,425	901,547,425	1,637,403,110	1,637,403,110

Resource Class	836,902,473	836,902,473	1,746,682,416	1,746,682,416

Corporate Class	760,110,385	760,110,385	15,706,196,046	15,706,196,046

CAVU Securities Class	65,813,712,684	65,813,712,684	138,982,525,837	138,982,525,837

Issued as reinvestment of dividends:
Institutional Class	726,791,934	726,791,934	1,169,954,288	1,169,954,288

Private Investment Class	20,471,417	20,471,417	19,707,465	19,707,465

Personal Investment Class	1,843,389	1,843,389	1,370,472	1,370,472

Cash Management Class	4,293,145	4,293,145	5,398,766	5,398,766

Reserve Class	11,358,502	11,358,502	16,666,940	16,666,940

Resource Class	4,030,878	4,030,878	6,163,097	6,163,097

Corporate Class	4,751,900	4,751,900	30,430,600	30,430,600

CAVU Securities Class	219,180,136	219,180,136	269,901,724	269,901,724

Reacquired:
Institutional Class	(309,396,934,185)	(309,396,934,185)	(672,997,251,908)	(672,997,251,908)

Private Investment Class	(1,354,645,551)	(1,354,645,551)	(2,398,205,208)	(2,398,205,208)

Personal Investment Class	(266,292,369)	(266,292,369)	(245,169,031)	(245,169,031)

Cash Management Class	(191,641,432)	(191,641,432)	(1,199,513,317)	(1,199,513,317)

Reserve Class	(821,411,202)	(821,411,202)	(1,810,691,621)	(1,810,691,621)

Resource Class	(866,940,423)	(866,940,423)	(1,721,932,142)	(1,721,932,142)

Corporate Class	(766,124,268)	(766,124,268)	(15,983,851,585)	(15,983,851,585)

CAVU Securities Class	(67,746,706,866)	(67,746,706,866)	(131,342,543,547)	(131,342,543,547)

Net increase (decrease) in share activity	(14,573,512,494)	$(14,573,512,494)	11,962,276,446	$11,962,276,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of theshares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,158,438,206	$1,158,438,206	5,169,670,586	$5,169,670,586

Private Investment Class	15,682,288	15,682,288	17,710,953	17,710,953

Personal Investment Class	842	842	8,901,266	8,901,266

Cash Management Class	2,122,371	2,122,371	11,800,855	11,800,855

Reserve Class	197,043,546	197,043,546	203,740,500	203,740,500

Resource Class	51,438,231	51,438,231	87,877,408	87,877,408

Corporate Class	4,169	4,169	20,654,915	20,654,915

Issued as reinvestment of dividends:
Institutional Class	25,163,126	25,163,126	28,171,168	28,171,168

Private Investment Class	753,583	753,583	621,107	621,107

Personal Investment Class	266	266	271,902	271,902

Cash Management Class	171,845	171,845	108,074	108,074

Reserve Class	1,173,098	1,173,098	1,364,201	1,364,201

Resource Class	103,611	103,611	208,032	208,032

Corporate Class	31,229	31,229	184,948	184,948

Reacquired:
Institutional Class	(1,348,480,688)	(1,348,480,688)	(4,816,549,773)	(4,816,549,773)

Private Investment Class	(5,526,195)	(5,526,195)	(8,834,480)	(8,834,480)

Personal Investment Class	-	-	(21,882,617)	(21,882,617)

Cash Management Class	(5,791,404)	(5,791,404)	(1,623,602)	(1,623,602)

Reserve Class	(170,996,859)	(170,996,859)	(173,252,505)	(173,252,505)

Resource Class	(47,012,050)	(47,012,050)	(81,939,636)	(81,939,636)

Corporate Class	(2,802,550)	(2,802,550)	(21,403,107)	(21,403,107)

Net increase (decrease) in share activity	(128,483,335)	$(128,483,335)	425,800,195	$425,800,195

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9–Subsequent Event

Effective on or around June 7, 2024, Invesco Government & Agency Portfolio will begin offering Premier Class shares.

39	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Reserve Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,023.30	$5.28	$1,019.64	$5.27	1.05%
Invesco STIC Prime Portfolio	1,000.00	1,022.20	5.28	1,019.64	5.27	1.05
Invesco Treasury Portfolio	1,000.00	1,022.00	5.28	1,019.64	5.27	1.05
Invesco Government & Agency Portfolio	1,000.00	1,022.10	5.18	1,019.74	5.17	1.03
Invesco Treasury Obligations Portfolio	1,000.00	1,021.80	5.28	1,019.64	5.27	1.05

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40	Short-Term Investments Trust

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld

(1)* Beth Ann Brown	41,550,485,315.31	118,958,792.44
Carol Deckbar	41,558,499,618.72	110,944,489.03
Cynthia Hostetler	41,319,175,472.31	350,268,635.44
Dr. Eli Jones	41,576,578,291.31	92,865,816.44
Elizabeth Krentzman	41,557,953,940.31	111,490,167.44
Jeffrey H. Kupor	41,613,199,093.72	56,245,014.03
Anthony J. LaCava, Jr.	41,576,282,064.31	93,162,043.44
James Liddy	41,613,406,322.72	56,037,785.03
Dr. Prema Mathai-Davis	41,317,293,374.31	352,150,733.44
Joel W. Motley	41,605,907,628.31	63,536,479.44
Teresa M. Ressel	41,537,697,479.31	131,746,628.44
Douglas Sharp	41,613,201,685.72	56,242,422.03
Robert C. Troccoli	41,593,082,451.31	76,361,656.44
Daniel S. Vandivort	41,605,094,636.31	64,349,471.44

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust).

41	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-7

Semiannual Report to Shareholders	February 29, 2024

CAVU Securities Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

2	Fund Data
3	Schedules of Investments
18	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
31	Fund Expenses
32	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing. Only clients of CAVU Securities, LLC (CAVU) are eligible to purchase the Funds’ CAVU Securities Class. CAVU is a veteran and minority owned firm that measures the success of the firm not only based on financial performance, but also by the positive contributions it makes in giving back to the community, our country and those who have served our country. The CAVU Securities Class may not be purchased directly by individuals. In order to be a shareholder of the CAVU Securities Class, an individual generally needs to have a brokerage account with CAVU or its affiliates or another intermediary authorized by CAVU to offer the Fund’s CAVU Securities Class.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

CAVU Securities Class data as of 2/29/24
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	24 - 51 days	27 days	42 days	$12.6 million
Invesco Treasury[2]	8 - 41 days	23 days	105 days	1.0 billion
Invesco Government & Agency[2]	16 - 38 days	24 days	106 days	11.0 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2     Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.57%(a)
Asset Management & Custody Banks–1.60%
BofA Securities, Inc.	5.92%	07/12/2024	$25,000	$24,502,742

Asset-Backed Securities - Consumer Receivables–0.65%
Old Line Funding LLC (SOFR + 0.40%) (CEP - Royal Bank of Canada)(b)(c)(d)	5.79%	12/26/2024	10,000	10,017,085

Consumer Finance–2.89%
Toyota Finance Australia Ltd. (Australia)(c)	5.48%	05/22/2024	45,000	44,444,177

Diversified Banks–35.52%
Australia & New Zealand Banking Group Ltd. (Australia)(b)(c)	5.65%	05/24/2024	50,000	49,380,208

BNG Bank N.V. (Netherlands)(b)(c)	5.34%	03/04/2024	50,000	49,970,583

Canadian Imperial Bank of Commerce(b)(c)	5.88%	06/17/2024	25,000	24,598,450

Citigroup Global Markets, Inc.(b)	5.80%	03/25/2024	10,000	9,962,813

Commonwealth Bank of Australia (Australia)(b)(c)	5.95%	10/16/2024	25,000	24,181,264

DBS Bank Ltd. (Singapore)(b)(c)	5.32%	03/14/2024	50,000	49,896,602

Dexia Credit Local S.A. (France)(b)(c)	5.77%	03/04/2024	10,000	9,994,093

DNB Bank ASA (Norway)(b)(c)	5.97%	09/26/2024	25,000	24,243,417

ING (US) Funding LLC(b)(c)	5.82%	05/01/2024	20,000	19,815,228

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	25,000	25,026,412

Royal Bank of Canada (Canada)(b)(c)	6.00%	10/16/2024	25,000	24,160,819

Skandinaviska Enskilda Banken AB (Sweden)(b)(c)	5.79%	05/01/2024	50,000	49,545,993

Svenska Handelsbanken AB (Sweden)(b)(c)	5.54%	05/22/2024	50,000	49,391,545

Swedbank AB (Sweden)(c)	5.78%	03/12/2024	60,000	59,894,500

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.00%	04/26/2024	25,000	25,020,562

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.95%	11/01/2024	50,000	50,115,026

				545,197,515

Specialized Finance–3.91%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	50,000	50,003,961

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	10,000	10,005,197

				60,009,158

Total Commercial Paper (Cost $683,724,395)				684,170,677

Certificates of Deposit–21.50%
Canadian Imperial Bank of Commerce (Canada)(c)	5.31%	03/01/2024	55,000	55,000,000

DNB Bank ASA(c)	5.31%	03/01/2024	55,000	55,000,000

DZ Bank AG(c)	5.30%	03/01/2024	80,000	80,000,000

Nordea Bank Abp(c)	5.30%	03/01/2024	80,000	80,000,000

Skandinaviska Enskilda Banken AB(c)	5.31%	03/01/2024	30,000	30,000,000

Svenska Handelsbanken AB(c)	5.30%	03/01/2024	30,000	30,000,000

Total Certificates of Deposit (Cost $330,000,000)				330,000,000

Variable Rate Demand Notes–5.87%(e)
Credit Enhanced–5.87%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(b)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	$2,300	$2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–71.94% (Cost $1,103,914,394)				1,104,360,676

			Repurchase Amount

Repurchase Agreements-28.37%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(c)(h)	5.45%	03/06/2024	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(c)(h)	5.42%	03/06/2024	40,042,156	40,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(c)(h)	5.46%	03/01/2024	45,047,775	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(c)(h)	5.40%	03/01/2024	30,031,500	30,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	50,007,444	50,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(c)(j)	5.41%	03/01/2024	15,065,363	15,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(c)	5.39%	03/01/2024	30,004,492	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	65,294,089	65,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(c)(h)	5.50%	03/05/2024	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(c)(j)	5.49%	03/01/2024	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	30,459,354	30,454,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(c)(h)	5.40%	03/01/2024	$50,052,500	$50,000,000

Total Repurchase Agreements (Cost $435,454,853)				435,454,853

TOTAL INVESTMENTS IN SECURITIES(k)(l) –100.31% (Cost $1,539,369,247)				1,539,815,529

OTHER ASSETS LESS LIABILITIES–(0.31)%				(4,718,856)

NET ASSETS–100.00%				$1,535,096,673

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $576,179,257, which represented 37.53% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.2%; Sweden: 14.3%; France: 8.1%; Netherlands: 8.1%; Australia: 8.0%; Germany: 5.2%; Finland: 5.2%; Norway: 5.2%; other countries less than 5% each: 10.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Canadian Imperial Bank of Commerce	5.2

DZ Bank AG	5.2

Nordea Bank Abp	5.2

Skandinaviska Enskilda Banken AB	5.2

Svenska Handelsbanken AB	5.2

DNB Bank ASA	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	59.2%
8-30	11.1
31-60	1.6
61-90	13.9
91-180	5.5
181+	8.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6     Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–28.46%
U.S. Treasury Bills–6.12%(a)
U.S. Treasury Bills	5.44%	03/05/2024	$305,900	$305,718,499

U.S. Treasury Bills	5.49%	04/04/2024	750,000	746,217,500

U.S. Treasury Bills	5.47%	05/02/2024	200,000	198,167,555

U.S. Treasury Bills	4.83%-4.87%	12/26/2024	349,000	335,455,208

U.S. Treasury Bills	4.81%	01/23/2025	350,000	335,339,084

				1,920,897,846

U.S. Treasury Floating Rate Notes–16.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.53%	01/31/2025	558,000	558,201,843

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,875,000	1,875,574,221

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	1,300,000	1,299,198,410

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	1,000,000	999,655,661

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	400,000	400,306,001

				5,132,936,136

U.S. Treasury Notes-6.00%
U.S. Treasury Notes	3.00%	06/30/2024	250,000	247,995,944

U.S. Treasury Notes	0.38%	08/15/2024	500,000	488,596,330

U.S. Treasury Notes	0.38%	09/15/2024	250,000	243,314,278

U.S. Treasury Notes	1.50%	10/31/2024	250,000	244,108,101

U.S. Treasury Notes	4.38%	10/31/2024	419,000	416,947,265

U.S. Treasury Notes	2.25%	11/15/2024	250,000	245,315,457

				1,886,277,375

Total U.S. Treasury Securities (Cost $8,940,111,357)				8,940,111,357

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–28.46% (Cost $8,940,111,357)				8,940,111,357

			Repurchase Amount
Repurchase Agreements–72.00%(c)
ABN AMRO Bank N.V., agreement dated 02/29/2024, maturing value of $450,066,375 (collateralized by U.S. Treasury obligations valued at $459,000,053; 0.38% - 1.25%; 09/30/2027 - 07/31/2028)	5.31%	03/01/2024	450,066,375	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(d)	5.00%	10/28/2024	1,095,002,083	1,055,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(d)(e)	5.43%	03/01/2024	1,090,164,408	1,090,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(d)(e)	5.44%	03/01/2024	490,074,044	490,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	$ 400,058,889	$ 400,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(d)(e)	5.35%	03/01/2024	300,044,583	300,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(d)(e)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(d)(e)	5.36%	03/01/2024	200,029,778	200,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,500,222,917 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 0.13% - 4.63%; 02/28/2026 - 08/15/2044)(d)(e)	5.35%	03/01/2024	1,500,222,917	1,500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,005; 1.88% - 5.00%; 07/15/2025 - 05/15/2037)(e)	5.40%	03/01/2024	500,075,000	500,000,000

BofA Securities, Inc., term agreement dated 02/27/2024, maturing value of $750,111,667 (collateralized by U.S. Treasury obligations valued at $765,000,012; 1.63% - 4.50%; 10/31/2026 - 05/15/2048)(d)(e)	5.36%	03/01/2024	750,111,667	750,000,000

CIBC World Markets Corp., term agreement dated 02/01/2024, maturing value of $705,078,306 (collateralized by U.S. Treasury obligations valued at $714,000,025; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/21/2024	705,078,306	700,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $187,490,177 (collateralized by U.S. Treasury obligations valued at $188,700,025; 0.13% - 5.00%; 07/31/2024 - 02/15/2050)(d)	5.33%	03/14/2024	187,490,177	185,000,000

CIBC World Markets Corp., term agreement dated 12/14/2023, maturing value of $927,316,281 (collateralized by U.S. Treasury obligations valued at $933,300,029; 0.13% - 4.38%; 07/31/2024 - 08/15/2053)(d)	5.33%	03/14/2024	927,316,281	915,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(d)	5.32%	03/07/2024	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	500,073,750	500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,400,206,111	1,400,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,057; 2.38% - 3.00%; 05/15/2051 - 08/15/2052)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,047,197	250,010,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(d)	5.32%	03/06/2024	$ 100,103,776	$ 100,000,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	785,669,300	780,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(d)	5.33%	03/06/2024	572,192,400	571,600,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/28/2024, maturing value of $100,103,444 (collateralized by U.S. Treasury obligations valued at $102,030,227; 0.75%; 08/31/2026)(d)	5.32%	03/06/2024	100,103,444	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/29/2024, maturing value of $726,445,038 (collateralized by U.S. Treasury obligations valued at $744,025,186; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.33%	03/01/2024	726,445,038	726,337,500

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(d)	5.33%	03/21/2024	2,337,174,444	2,320,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(d)	5.32%	03/01/2024	455,470,672	455,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	493,486,072	493,413,294

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	669,214,467	669,114,286

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(d)	5.39%	03/04/2024	668,838,380	668,538,095

Total Repurchase Agreements (Cost $22,619,013,757)				22,619,013,757

TOTAL INVESTMENTS IN SECURITIES–100.46% (Cost $31,559,125,114)				31,559,125,114

OTHER ASSETS LESS LIABILITIES–(0.46)%				(145,097,860)

NET ASSETS–100.00%				$31,414,027,254

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.3%
8-30	2.5
31-60	2.4
61-90	0.6
91-180	3.9
181+	22.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10     Short-Term Investments Trust

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–16.07%
Federal Farm Credit Bank (FFCB)–6.51%
Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	04/25/2024	$345,000	$345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.36%	05/24/2024	62,000	62,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.37%	08/27/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.39%	11/22/2024	61,000	61,000,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	5.50%	11/25/2024	15,000	15,016,747

Federal Farm Credit Bank (SOFR + 0.04%)(a)	5.35%	01/28/2025	140,000	140,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	03/07/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.18%)(a)	5.49%	03/07/2025	10,000	10,013,090

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/28/2025	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.43%	05/30/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.42%	06/13/2025	154,000	154,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	06/27/2025	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.24%)(a)	5.55%	08/05/2025	177,500	177,880,872

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	08/13/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.48%	08/14/2025	350,000	350,175,974

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	175,000	175,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.40%	09/22/2025	178,000	178,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	5.48%	09/26/2025	112,956	113,037,046

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	10/03/2025	10,000	10,002,614

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	11/28/2025	25,275	25,273,892

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	11/28/2025	242,000	242,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	12/01/2025	77,000	77,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/15/2025	24,000	24,000,000

Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	12/26/2025	100,000	99,982,331

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	12/29/2025	550,000	550,000,000

Federal Farm Credit Bank (SOFR + 0.33%)(a)	5.64%	12/29/2025	20,000	20,073,620

Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.47%	01/23/2026	58,000	58,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.46%	01/29/2026	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	01/30/2026	170,000	170,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	02/20/2026	70,000	70,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.45%	03/04/2026	286,000	286,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.44%	03/05/2026	160,000	160,000,000

				4,323,456,186

Federal Home Loan Bank (FHLB)–9.35%
Federal Home Loan Bank (SOFR + 0.07%)(a)	5.38%	06/17/2024	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	08/08/2024	13,000	12,998,705

Federal Home Loan Bank	5.50%	08/12/2024	454,000	453,924,158

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/04/2024	13,000	12,998,644

Federal Home Loan Bank (SOFR + 0.02%)(a)	5.33%	09/10/2024	15,000	14,999,168

Federal Home Loan Bank (SOFR + 0.01%)(a)	5.32%	09/23/2024	10,000	9,998,973

Federal Home Loan Bank	5.59%	09/27/2024	820,000	820,000,000

Federal Home Loan Bank(b)	5.27%	11/01/2024	400,000	386,334,444

Federal Home Loan Bank(b)	4.86%	01/10/2025	304,000	291,630,999

Federal Home Loan Bank	5.03%	01/10/2025	300,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	5.36%	02/05/2025	$ 13,000	$12,999,762

Federal Home Loan Bank(b)	5.00%	02/10/2025	570,000	543,923,136

Federal Home Loan Bank (SOFR + 0.09%)(a)	5.40%	07/16/2025	400,000	400,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	07/24/2025	217,000	217,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	08/21/2025	11,800	11,809,970

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	08/22/2025	180,000	180,000,000

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	09/02/2025	10,000	10,009,918

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	350,000	350,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/19/2025	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	09/22/2025	290,000	290,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	5.41%	10/16/2025	300,000	300,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	11/12/2025	7,000	7,002,803

Federal Home Loan Bank (SOFR + 0.20%)(a)	5.51%	11/14/2025	250,000	250,058,280

Federal Home Loan Bank (SOFR + 0.16%)(a)	5.47%	11/17/2025	10,000	10,007,394

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/08/2025	37,000	37,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	12/11/2025	258,000	258,000,000

Federal Home Loan Bank (SOFR + 0.12%)(a)	5.43%	12/19/2025	50,000	49,999,819

Federal Home Loan Bank (SOFR + 0.15%)(a)	5.46%	01/02/2026	8,000	8,002,473

Federal Home Loan Bank (SOFR + 0.19%)(a)	5.50%	01/14/2026	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.14%)(a)	5.45%	01/26/2026	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	5.44%	02/09/2026	400,000	400,001,870

				6,213,700,516

U.S. International Development Finance Corp. (DFC)–0.21%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/15/2025	7,833	7,833,336

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,842	1,842,105

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	07/09/2026	12,750	12,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	4,583	4,583,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/30/2027	8,182	8,181,818

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	8,889	8,888,889

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2028	43,182	43,181,819

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	05/15/2030	5,980	5,980,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)(c)–(continued)
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	$ 28,125	$ 28,125,000

				137,316,301

Total U.S. Government Sponsored Agency Securities (Cost $10,674,473,003)				10,674,473,003

U.S. Treasury Securities–8.62%
U.S. Treasury Bills–0.65%(b)
U.S. Treasury Bills	4.79%– 4.81%	01/23/2025	450,000	431,250,472

U.S. Treasury Floating Rate Notes–4.61%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	5.47%	10/31/2024	459,800	459,698,106

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.53%	01/31/2025	1,308,000	1,308,194,959

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.42%	04/30/2025	829,000	828,990,756

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.53%	07/31/2025	264,000	263,829,648

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	200,000	200,153,349

				3,060,866,818

U.S. Treasury Notes–3.36%
U.S. Treasury Notes	0.38%	08/15/2024	150,000	146,599,715

U.S. Treasury Notes	2.38%	08/15/2024	680,000	670,714,454

U.S. Treasury Notes	1.50%	10/31/2024	500,000	488,724,035

U.S. Treasury Notes	0.75%	11/15/2024	293,000	284,287,951

U.S. Treasury Notes	2.25%	11/15/2024	658,000	645,108,388

				2,235,434,543

Total U.S. Treasury Securities (Cost $5,727,551,833)				5,727,551,833

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–24.69% (Cost $16,402,024,836)				16,402,024,836

			Repurchase Amount
Repurchase Agreements–75.87%(d)
Bank of Nova Scotia, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,066; 2.00% - 7.00%; 12/31/2027 - 01/01/2054)(e)	5.32%	03/01/2024	190,196,544	190,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,833,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,077; 0.00% - 4.63%; 04/04/2024 - 02/15/2049)(e)	5.00%	10/28/2024	980,831,250	945,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	1,240,401,038	1,195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	$2,100,316,750	$ 2,100,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	650,098,222	650,000,000

BofA Securities, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,222 (collateralized by U.S. Treasury obligations valued at $1,020,000,022; 1.25% - 4.00%; 04/30/2027 - 02/15/2054)	5.30%	03/01/2024	600,088,333	600,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	500,074,306	500,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	470,069,978	470,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	1,085,162,147	1,085,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	700,104,417	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	700,104,222	700,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,120; 0.13% - 4.50%; 07/15/2025 - 08/15/2039)(e)(f)	5.36%	03/01/2024	300,044,667	300,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	500,074,444	500,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., term agreement dated 02/21/2024, maturing value of $1,000,149,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.22%; 03/25/2028 - 11/20/2070)(e)(f)	5.37%	03/01/2024	1,000,149,167	1,000,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	364,210,700	360,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	353,005,528	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% - 7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	$96,284,743	$ 95,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(e)	5.32%	03/07/2024	5,505,689,444	5,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	300,044,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	260,038,350	260,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 - 02/15/2032)	5.30%	03/01/2024	5,000,736,111	5,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/29/2024, maturing value of $2,200,325,111 (collateralized by U.S. government sponsored agency obligations valued at $2,244,000,959; 0.00% - 5.63%; 03/07/2024 - 06/26/2026)	5.32%	03/01/2024	2,200,325,111	2,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	3,700,544,722	3,700,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/29/2024, maturing value of $750,110,625 (collateralized by U.S. Treasury obligations valued at $765,000,070; 2.13% - 4.75%; 08/15/2052 - 02/15/2054)	5.31%	03/01/2024	750,110,625	750,000,000

Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,039; 0.38% - 5.00%; 07/15/2024 - 11/15/2053)	5.31%	03/01/2024	1,000,147,500	1,000,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $500,087,397 (collateralized by U.S. Treasury obligations valued at $516,067,316; 1.13% - 5.25%; 02/15/2029 - 11/15/2050)	5.32%	03/01/2024	250,040,200	250,003,255

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% - 7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	569,121,989	565,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	788,361,981	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	170,176,325	170,000,469

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	1,097,110,856	1,095,975,000

Prudential Insurance Co. of America, agreement dated 02/29/2024, maturing value of $140,510,800 (collateralized by U.S. Treasury obligations valued at $143,855,270; 0.00%; 05/15/2037 - 08/15/2042)	5.33%	03/01/2024	140,510,800	140,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	$2,719,471,750	$ 2,705,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	1,499,056,667	1,488,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $3,525,909,722 (collateralized by U.S. Treasury obligations valued at $3,570,000,041; 0.13% - 6.25%; 03/15/2024 - 11/15/2053)(e)	5.33%	03/21/2024	1,007,402,778	1,000,000,000

Royal Bank of Canada, term agreement dated 02/01/2024, maturing value of $1,007,281,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,069; 0.00% - 7.50%; 05/15/2024 - 06/01/2062)(e)	5.35%	03/21/2024	1,007,281,944	1,000,000,000

Societe Generale, joint term agreement dated 02/23/2024, aggregate maturing value of $1,501,551,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,004; 0.38% - 4.88%; 04/30/2025 - 11/15/2033)(e)	5.32%	03/01/2024	685,708,594	685,000,000

Standard Chartered Bank, agreement dated 02/29/2024, maturing value of $2,750,405,625 (collateralized by U.S. Treasury obligations valued at $2,805,413,830; 0.00% - 5.45%; 03/07/2024 - 02/15/2054)	5.31%	03/01/2024	2,750,405,625	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,000,295,556 (collateralized by agency mortgage-backed securities valued at $2,045,639,212; 6.00%; 09/20/2053 - 10/20/2053)	5.32%	03/01/2024	515,792,840	515,716,629

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	1,543,598,125	1,543,370,478

Teacher Retirement System of Texas, joint agreement dated 02/28/2024, aggregate maturing value of $1,482,962,761 (collateralized by U.S. Treasury obligations valued at $1,565,436,770; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)	5.39%	03/01/2024	813,748,294	813,626,476

Teacher Retirement System of Texas, joint term agreement dated 02/29/2024, aggregate maturing value of $1,482,146,765 (collateralized by U.S. Treasury obligations valued at $1,560,956,800; 1.25% - 3.00%; 05/15/2041 - 05/15/2050)(e)	5.39%	03/04/2024	813,308,385	812,943,238

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	1,809,404,917	1,785,000,000

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 - 01/01/2059)	5.38%	05/23/2024	390,178,250	385,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16     Short-Term Investments Trust

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	$380,090,625	$ 375,000,000

Total Repurchase Agreements (Cost $50,415,125,545)				50,415,125,545

TOTAL INVESTMENTS IN SECURITIES(h)–100.56% (Cost $66,817,150,381)				66,817,150,381

OTHER ASSETS LESS LIABILITIES–(0.56)%				(370,434,626)

NET ASSETS–100.00%				$66,446,715,755

Investment Abbreviations:

EFFR  -Effective Federal Funds Rate

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	71.2%
8-30	0.9
31-60	0.5
61-90	3.4
91-180	2.1
181+	21.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17     Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,104,360,676	$8,940,111,357	$16,402,024,836

Repurchase agreements, at value and cost	435,454,853	22,619,013,757	50,415,125,545

Cash	-	498,357,159	678,791,672

Due from broker	-	-	332,426,526

Receivable for:
Fund shares sold	-	24,645,018	5,442,527

Interest	1,604,937	81,064,750	156,269,701

Fund expenses absorbed	62,364	948,099	465,387

Investment for trustee deferred compensation and retirement plans	3,677,258	1,724,878	785,599

Other assets	139,289	1,984,421	7,049,318

Total assets	1,545,299,377	32,167,849,439	67,998,381,111

Liabilities:
Payable for:
Investments purchased	-	668,538,095	1,389,400,360

Fund shares reacquired	-	7,422,499	3,396,771

Dividends	6,098,918	69,452,207	147,801,150

Accrued fees to affiliates	268,582	6,441,572	10,099,923

Accrued operating expenses	15,145	69,113	25,455

Trustee deferred compensation and retirement plans	3,820,059	1,898,699	941,697

Total liabilities	10,202,704	753,822,185	1,551,665,356

Net assets applicable to shares outstanding	$1,535,096,673	$31,414,027,254	$66,446,715,755

Net assets consist of:
Shares of beneficial interest	$1,536,654,294	$31,414,305,772	$66,469,733,917

Distributable earnings (loss)	(1,557,621)	(278,518)	(23,018,162)

	$1,535,096,673	$31,414,027,254	$66,446,715,755

Net Assets:
Institutional Class	$1,510,269,983	$25,500,186,077	$52,448,049,188

Private Investment Class	$1,087,689	$1,207,377,606	$1,337,985,185

Personal Investment Class	$10,270	$906,767,405	$81,334,517

Cash Management Class	$1,732,866	$320,693,823	$565,718,749

Reserve Class	$116,727	$727,312,025	$533,682,326

Resource Class	$262,666	$24,161,002	$139,915,696

Corporate Class	$9,021,344	$1,687,923,703	$294,246,055

CAVU Securities Class	$12,595,128	$1,039,605,613	$11,045,784,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18     Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,509,540,018	25,498,254,355	52,466,127,578

Private Investment Class	1,087,163	1,207,299,084	1,338,446,032

Personal Investment Class	10,265	906,700,624	81,362,502

Cash Management Class	1,732,029	320,668,278	565,917,132

Reserve Class	116,670	727,266,384	533,865,906

Resource Class	262,539	24,157,181	139,963,874

Corporate Class	9,016,983	1,687,822,279	294,347,398

CAVU Securities Class	12,589,040	1,039,527,339	11,049,590,206

Net asset value, offering and redemption price per share for each class	$1.0005	$1.00	$1.00

Cost of Investments	$1,539,369,247	$31,559,125,114	$66,817,150,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19     Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Investment income:
Interest	$54,840,161	$947,334,092	$1,902,377,528

Expenses:
Advisory fees	1,466,211	26,110,181	35,049,589

Administrative services fees	430,090	7,659,004	15,422,230

Custodian fees	5,949	197,802	750,832

Distribution fees:
Private Investment Class	1,601	1,650,216	1,780,174

Personal Investment Class	27	2,561,222	227,212

Cash Management Class	685	112,782	233,146

Reserve Class	548	3,048,055	2,246,406

Resource Class	257	45,918	147,171

Corporate Class	858	233,599	48,980

Transfer agent fees	87,971	1,566,586	3,154,488

Trustees’ and officers’ fees and benefits	16,155	148,337	320,459

Registration and filing fees	34,048	216,241	266,202

Reports to shareholders	5,896	10,845	23,709

Professional services fees	22,754	119,105	289,710

Other	66,267	537,316	722,295

Total expenses	2,139,317	44,217,209	60,682,603

Less: Fees waived and expenses reimbursed	(374,436)	(5,208,875)	(625,539)

Net expenses	1,764,881	39,008,334	60,057,064

Net investment income	53,075,280	908,325,758	1,842,320,464

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	9,518	1,484,359	3,122,012

Change in net unrealized appreciation of unaffiliated investment securities	712,757	-	-

Net realized and unrealized gain	722,275	1,484,359	3,122,012

Net increase in net assets resulting from operations	$53,797,555	$909,810,117	$1,845,442,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20     Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco Treasury Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$53,075,280	$81,070,394	$908,325,758	$1,636,379,490

Net realized gain	9,518	2,847	1,484,359	3,331,458

Change in net unrealized appreciation (depreciation)	712,757	(22,559)	-	-

Net increase in net assets resulting from operations	53,797,555	81,050,682	909,810,117	1,639,710,948

Distributions to shareholders from distributable earnings:
Institutional Class	(52,479,414)	(80,699,792)	(762,420,943)	(1,425,848,124)

Private Investment Class	(27,389)	(43,207)	(27,243,761)	(27,974,050)

Personal Investment Class	(250)	(398)	(21,942,918)	(18,833,514)

Cash Management Class	(45,767)	(73,755)	(7,304,210)	(10,262,717)

Reserve Class	(2,872)	(5,393)	(15,387,050)	(26,643,468)

Resource Class	(6,730)	(10,560)	(1,462,655)	(2,858,404)

Corporate Class	(154,498)	(150,333)	(40,740,879)	(66,239,040)

CAVU Securities Class	(358,360)	(86,956)	(31,823,342)	(57,720,173)

Total distributions from distributable earnings	(53,075,280)	(81,070,394)	(908,325,758)	(1,636,379,490)

Share transactions-net:
Institutional Class	(676,994,916)	444,886,451	(3,336,093,258)	7,411,651,408

Private Investment Class	28,039	(13,637)	120,239,725	705,232,421

Personal Investment Class	9	10	59,051,615	266,760,119

Cash Management Class	22,950	(10,809)	141,914,366	(216,057,236)

Reserve Class	(18,969)	(39,355)	111,080,652	(371,297,287)

Resource Class	7,847	6,794	(66,974,645)	13,734,527

Corporate Class	4,723,841	4,275,706	124,857,867	1,088,925,297

CAVU Securities Class	(1,401,903)	13,891,649	(226,082,914)	708,337,686

Net increase (decrease) in net assets resulting from share transactions	(673,633,102)	462,996,809	(3,072,006,592)	9,607,286,935

Net increase (decrease) in net assets	(672,910,827)	462,977,097	(3,070,522,233)	9,610,618,393

Net assets:
Beginning of period	2,208,007,500	1,745,030,403	34,484,549,487	24,873,931,094

End of period	$1,535,096,673	$2,208,007,500	$31,414,027,254	$34,484,549,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21     Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Government & Agency Portfolio
	February 29, 2024	August 31, 2023

Operations:
Net investment income	$1,842,320,464	$3,545,474,831

Net realized gain	3,122,012	1,842,825

Net increase in net assets resulting from operations	1,845,442,476	3,547,317,656

Distributions to shareholders from distributable earnings:
Institutional Class	(1,480,547,139)	(2,937,396,325)

Private Investment Class	(29,470,877)	(31,871,187)

Personal Investment Class	(1,949,609)	(1,724,597)

Cash Management Class	(15,131,304)	(28,870,727)

Reserve Class	(11,358,502)	(18,675,529)

Resource Class	(4,700,152)	(7,821,438)

Corporate Class	(8,554,213)	(54,893,700)

CAVU Securities Class	(290,608,668)	(464,221,328)

Total distributions from distributable earnings	(1,842,320,464)	(3,545,474,831)

Share transactions-net:
Institutional Class	(13,214,481,056)	4,490,547,363

Private Investment Class	365,938,634	394,333,067

Personal Investment Class	(5,374,469)	47,387,887

Cash Management Class	(70,007,227)	(506,942,746)

Reserve Class	91,494,725	(156,621,571)

Resource Class	(26,007,072)	30,913,371

Corporate Class	(1,261,983)	(247,224,939)

CAVU Securities Class	(1,713,814,046)	7,909,884,014

Net increase (decrease) in net assets resulting from share transactions	(14,573,512,494)	11,962,276,446

Net increase (decrease) in net assets	(14,570,390,482)	11,964,119,271

Net assets:
Beginning of period	81,017,106,237	69,052,986,966

End of period	$66,446,715,755	$81,017,106,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22     Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/29/24	$1.0001	$0.0270	$0.0004	$0.0274	$(0.0270)	$1.0005	2.77%	$12,595	0.18	%(c)	0.22	%(c)	5.43	%(c)
Year ended 08/31/23	1.0002	0.0444	(0.0003)	0.0441	(0.0442)	1.0001	4.49	13,992	0.18		0.22		4.44
Year ended 08/31/22	1.0004	0.0048	(0.0000)	0.0048	(0.0050)	1.0002	0.49	100	0.18		0.22		0.48
Period ended 08/31/21(d)	1.0004	0.0002	(0.0000)	0.0002	(0.0002)	1.0004	0.02	100	0.17	(c)	0.22	(c)	0.05	(c)
Invesco Treasury Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	1.00	2.65	1,039,606	0.18	(c)	0.21	(c)	5.26	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	1,265,597	0.18		0.22		4.38
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.46	557,217	0.13		0.21		0.47
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	547,091	0.04	(c)	0.21	(c)	0.07	(c)
Invesco Government & Agency Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	1.00	2.65	11,045,784	0.16	(c)	0.16	(c)	5.27	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.39	12,759,306	0.16		0.16		4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	4,851,562	0.11		0.16		0.54
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,441,853	0.04	(c)	0.16	(c)	0.06	(c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
(d)	Commencement date of December 18, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23     Short-Term Investments Trust

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

Each Fund currently offers eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio, an institutional money market fund, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio to round its NAV to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Liquid Assets Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Invesco Liquid Assets Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio and Invesco Government & Agency Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

24     Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

25     Short-Term Investments Trust

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

For the six months ended February 29, 2024, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$374,436
Invesco Treasury Portfolio	5,208,875
Invesco Government & Agency Portfolio	625,539

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

26     Short-Term Investments Trust

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27     Short-Term Investments Trust

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term
Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$6,204	$6,204
Invesco Treasury Portfolio	42,802	42,802
Invesco Government & Agency Portfolio	26,701,919	26,701,919

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 29, 2024
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$1,539,369,247	$476,780	$(30,498)	$446,282

*	For Invesco Liquid Assets Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 8–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	7,160,496,220	$7,163,617,490	14,689,381,103	$14,692,392,767

Private Investment Class	507	507	461	461

Cash Management Class	2	2	3,194	3,195

Reserve Class	20	20	74	74

Corporate Class	5,995,803	6,000,000	6,918,117	6,920,000

CAVU Securities Class	822,603	822,755	20,940,809	20,942,903

Issued as reinvestment of dividends:

Institutional Class	7,929,027	7,932,448	8,488,080	8,489,799

Private Investment Class	31,000	31,013	39,164	39,172

Personal Investment Class	9	9	10	10

Cash Management Class	53,335	53,357	68,982	68,996

Reserve Class	3,401	3,403	5,067	5,068

Resource Class	7,844	7,847	9,857	9,859

Corporate Class	173,928	174,007	130,854	130,878

CAVU Securities Class	417,868	418,038	20,195	20,197

Reacquired:
Institutional Class	(7,845,121,389)	(7,848,544,854)	(14,253,037,054)	(14,255,996,115)

Private Investment Class	(3,480)	(3,481)	(53,258)	(53,270)

Cash Management Class	(30,397)	(30,409)	(82,976)	(83,000)

Reserve Class	(22,382)	(22,392)	(44,488)	(44,497)

Resource Class	-	-	(3,064)	(3,065)

Corporate Class	(1,449,876)	(1,450,166)	(2,774,617)	(2,775,172)

CAVU Securities Class	(2,641,654)	(2,642,696)	(7,070,744)	(7,071,451)

Net increase (decrease) in share activity	(673,337,611)	$(673,633,102)	462,939,766	$462,996,809

(a)	40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

28     Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,242,657,004	$132,242,657,004	274,406,114,953	$274,406,114,953

Private Investment Class	1,150,357,912	1,150,357,912	1,927,265,025	1,927,265,025

Personal Investment Class	2,420,984,799	2,420,984,799	2,652,216,519	2,652,216,519

Cash Management Class	667,373,212	667,373,212	891,962,433	891,962,433

Reserve Class	1,762,030,465	1,762,030,465	4,059,561,441	4,059,561,441

Resource Class	110,949,418	110,949,418	289,292,340	289,292,340

Corporate Class	6,253,732,443	6,253,732,443	13,246,649,542	13,246,649,542

CAVU Securities Class	9,867,223,140	9,867,223,140	22,252,025,618	22,252,025,618

Issued as reinvestment of dividends:

Institutional Class	315,492,829	315,492,829	429,132,893	429,132,893

Private Investment Class	23,361,810	23,361,810	15,063,443	15,063,443

Personal Investment Class	12,825,235	12,825,235	11,951,452	11,951,452

Cash Management Class	4,819,488	4,819,488	9,757,614	9,757,614

Reserve Class	15,387,050	15,387,050	23,854,384	23,854,384

Resource Class	1,462,655	1,462,655	2,503,679	2,503,679

Corporate Class	38,187,635	38,187,635	27,110,572	27,110,572

CAVU Securities Class	11,365,314	11,365,314	28,156,470	28,156,470

Reacquired:
Institutional Class	(135,894,243,091)	(135,894,243,091)	(267,423,596,438)	(267,423,596,438)

Private Investment Class	(1,053,479,997)	(1,053,479,997)	(1,237,096,047)	(1,237,096,047)

Personal Investment Class	(2,374,758,419)	(2,374,758,419)	(2,397,407,852)	(2,397,407,852)

Cash Management Class	(530,278,334)	(530,278,334)	(1,117,777,283)	(1,117,777,283)

Reserve Class	(1,666,336,863)	(1,666,336,863)	(4,454,713,112)	(4,454,713,112)

Resource Class	(179,386,718)	(179,386,718)	(278,061,492)	(278,061,492)

Corporate Class	(6,167,062,211)	(6,167,062,211)	(12,184,834,817)	(12,184,834,817)

CAVU Securities Class	(10,104,671,368)	(10,104,671,368)	(21,571,844,402)	(21,571,844,402)

Net increase (decrease) in share activity	(3,072,006,592)	$(3,072,006,592)	9,607,286,935	$9,607,286,935

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29     Short-Term Investments Trust

NOTE 8–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	295,455,661,195	$295,455,661,195	676,317,844,983	$676,317,844,983

Private Investment Class	1,700,112,768	1,700,112,768	2,772,830,810	2,772,830,810

Personal Investment Class	259,074,511	259,074,511	291,186,446	291,186,446

Cash Management Class	117,341,060	117,341,060	687,171,805	687,171,805

Reserve Class	901,547,425	901,547,425	1,637,403,110	1,637,403,110

Resource Class	836,902,473	836,902,473	1,746,682,416	1,746,682,416

Corporate Class	760,110,385	760,110,385	15,706,196,046	15,706,196,046

CAVU Securities Class	65,813,712,684	65,813,712,684	138,982,525,837	138,982,525,837

Issued as reinvestment of dividends:

Institutional Class	726,791,934	726,791,934	1,169,954,288	1,169,954,288

Private Investment Class	20,471,417	20,471,417	19,707,465	19,707,465

Personal Investment Class	1,843,389	1,843,389	1,370,472	1,370,472

Cash Management Class	4,293,145	4,293,145	5,398,766	5,398,766

Reserve Class	11,358,502	11,358,502	16,666,940	16,666,940

Resource Class	4,030,878	4,030,878	6,163,097	6,163,097

Corporate Class	4,751,900	4,751,900	30,430,600	30,430,600

CAVU Securities Class	219,180,136	219,180,136	269,901,724	269,901,724

Reacquired:

Institutional Class	(309,396,934,185)	(309,396,934,185)	(672,997,251,908)	(672,997,251,908)

Private Investment Class	(1,354,645,551)	(1,354,645,551)	(2,398,205,208)	(2,398,205,208)

Personal Investment Class	(266,292,369)	(266,292,369)	(245,169,031)	(245,169,031)

Cash Management Class	(191,641,432)	(191,641,432)	(1,199,513,317)	(1,199,513,317)

Reserve Class	(821,411,202)	(821,411,202)	(1,810,691,621)	(1,810,691,621)

Resource Class	(866,940,423)	(866,940,423)	(1,721,932,142)	(1,721,932,142)

Corporate Class	(766,124,268)	(766,124,268)	(15,983,851,585)	(15,983,851,585)

CAVU Securities Class	(67,746,706,866)	(67,746,706,866)	(131,342,543,547)	(131,342,543,547)

Net increase (decrease) in share activity	(14,573,512,494)	$(14,573,512,494)	11,962,276,446	$11,962,276,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Subsequent Event

Effective on or around June 7, 2024, Invesco Government & Agency Portfolio will begin offering Premier Class shares.

30     Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the CAVU Securities Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
CAVU Securities Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio

Invesco Liquid Assets Portfolio	$1,000.00	$1,027.70	$0.91	$1,023.97	$0.91	0.18%

Invesco Treasury Portfolio	1,000.00	1,026.50	0.91	1,023.97	0.91	0.18

Invesco Government & Agency Portfolio	1,000.00	1,026.50	0.81	1,024.07	0.81	0.16

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

31     Short-Term Investments Trust

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	41,550,485,315.31	118,958,792.44
	Carol Deckbar	41,558,499,618.72	110,944,489.03
	Cynthia Hostetler	41,319,175,472.31	350,268,635.44
	Dr. Eli Jones	41,576,578,291.31	92,865,816.44
	Elizabeth Krentzman	41,557,953,940.31	111,490,167.44
	Jeffrey H. Kupor.	41,613,199,093.72	56,245,014.03
	Anthony J. LaCava, Jr	41,576,282,064.31	93,162,043.44
	James Liddy	41,613,406,322.72	56,037,785.03
	Dr. Prema Mathai-Davis	41,317,293,374.31	352,150,733.44
	Joel W. Motley	41,605,907,628.31	63,536,479.44
	Teresa M. Ressel	41,537,697,479.31	131,746,628.44
	Douglas Sharp	41,613,201,685.72	56,242,422.03
	Robert C. Troccoli	41,593,082,451.31	76,361,656.44
	Daniel S. Vandivort	41,605,094,636.31	64,349,471.44

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Short-Term Investments Trust (Invesco Short-Term Investments Trust).

32     Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-8

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 16, 2024, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 16, 2024, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 14.	EXHIBITS.

14(a) (1)	Not applicable.

14(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

14(a) (3)	Not applicable.

14(a) (4)	Not applicable.

14(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short Term Investments Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	May 2, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	May 2, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 2, 2024